Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Trading Symbol	LSCG
Entity Registrant Name	LIGHTING SCIENCE GROUP CORP
Entity Central Index Key	0000866970
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 29,741,038	$ 3,071,673	$ 14,489,700
Restricted cash	5,000,000	5,000,000
Accounts receivable, net	16,415,297	29,008,313	15,722,762
Inventories, net	39,942,152	44,887,539	23,046,912
Prepaid expenses	5,326,315	9,159,977	4,711,754
Other current assets	514,407	520,660	485,236
Total current assets	96,939,209	91,648,162	58,456,364
Property and equipment, net	20,001,381	20,595,723	7,830,341
Intangible assets, net	1,059,617	989,096	3,952,927
Goodwill			1,626,482
Other long-term assets	1,067,082	1,417,527	627,249
Total assets	119,067,289	114,650,508	72,493,363
Current liabilities:
Lines of credit	28,175,466	34,227,288	6,075,679
Current portion of long-term debt	3,881	11,025	93,193
Accounts payable	24,883,349	29,350,816	37,236,525
Provision for losses on non-cancelable purchase commitments	5,351,697	5,806,032
Accrued expenses	4,549,671	3,927,350	4,267,944
Unearned revenue	5,923	40,999	132,010
Total current liabilities	62,969,987	73,363,510	47,805,351
Long-term debt, less current portion	16,814	18,796	6,501
Riverwood Warrant liability	16,102,335
Total other liabilities	16,119,149	28,702,499	6,501
Total liabilities	79,089,136	102,066,009	47,811,852
Redeemable Preferred Stock	254,841,737
Commitments and contingencies
Stockholders' (deficit) equity:
Common stock, $.001 par value, authorized 400,000,000 shares, 204,815,210 and 125,595,418 shares issued and outstanding as of December 31, 2011 and 2010, respectively	206,947	204,815	125,595
Additional paid-in capital	394,701,875	549,603,740	471,255,918
Accumulated deficit	(602,529,930)	(533,576,159)	(443,141,591)
Accumulated other comprehensive loss	(3,484,976)	(3,647,897)	(3,558,411)
Treasury stock, 2,505,000 and 0 shares as of June 30, 2012 and December 31, 2011, respectively, at cost	(3,757,500)
Total stockholders' (deficit) equity	(214,863,584)	12,584,499	24,681,511
Total liabilities and stockholders' (deficit) equity	119,067,289	114,650,508	72,493,363
Redeemable Series G Preferred Stock [Member]
Current liabilities:
Preferred stock value		28,683,703
Stockholders' (deficit) equity:
Preferred stock value		28,683,703
Series H Preferred Stock [Member]
Current liabilities:
Preferred stock value	130,105,110
Stockholders' (deficit) equity:
Preferred stock value	130,105,110
Series I Redeemable Convertible [Member]
Current liabilities:
Preferred stock value	124,736,627
Stockholders' (deficit) equity:
Preferred stock value	$ 124,736,627

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock shares issued	206,947,124	204,815,210	125,595,418
Common stock, shares outstanding	204,442,124	204,815,210	125,595,418
Treasury stock, shares	2,505,000	0
Redeemable Series G Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	80,000	80,000	40,000
Preferred stock, shares issued	0	34,108	34,108
Preferred stock, shares outstanding	0	34,108	34,108
Series H Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	90,000	90,000
Preferred stock, shares issued	65,051	0
Preferred stock, shares outstanding	65,051	0
Series I Redeemable Convertible [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	90,000	90,000
Preferred stock, shares issued	62,359	0
Preferred stock, shares outstanding	62,359	0

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 30,073,451	$ 23,441,614	$ 69,012,432	$ 44,660,030	$ 108,981,588	$ 53,169,013	$ 31,376,816
Cost of goods sold	50,339,725	22,065,755	85,357,714	44,803,140	129,187,145	59,021,851	28,880,949
Gross (deficit) margin	(20,266,274)	1,375,859	(16,345,282)	(143,110)	(20,205,557)	(5,852,838)	2,495,867
Operating expenses:
Sales and marketing	4,715,819	4,263,117	10,040,768	7,667,383	18,897,241	11,107,379	7,200,323
Operations	4,312,357	3,314,129	8,463,159	6,371,606	14,199,162	4,834,592	6,243,968
Research and development	2,535,139	2,909,837	4,885,544	5,043,581	10,670,455	10,246,511	4,395,320
General and administrative	5,289,211	4,018,731	11,141,586	9,058,847	19,721,022	17,753,656	20,753,513
Write-off of deferred offering costs					1,269,318
Restructuring expenses	1,851,252		1,851,252		598,037	1,101,992	1,111,189
Impairment of goodwill and other long-lived assets					4,121,349	11,548,650
Depreciation and amortization	2,345,518	1,010,324	4,318,851	1,825,437	4,895,742	2,867,866	5,327,033
Total operating expenses	21,049,296	15,516,138	40,701,160	29,966,854	74,372,326	59,460,646	45,031,346
Loss from operations	(41,315,570)	(14,140,279)	(57,046,442)	(30,109,964)	(94,577,883)	(65,313,484)	(42,535,479)
Other income (expense):
Interest income	1,045	149,267	4,323	152,387	153,539	3,450	1,104
Interest expense	(1,478,320)	(194,796)	(2,576,964)	(354,004)	(2,016,388)	(616,545)	(2,378,544)
Related party interest expense	(227,409)	(43,200)	(250,000)	(43,200)	(43,200)	(2,884,511)	(3,680,149)
(Increase) decrease in fair value of liabilities under derivative contracts	361,850		361,850			(150,557,529)	2,731
Dividends on preferred stock	(776,835)		(1,799,392)		(237,824)	(3,534,795)	(37,356)
Accretion of preferred stock	(6,847,782)		(7,523,459)		(239,408)	(73,077,280)	(126,017)
Other (expense) income, net	(146,633)	7,048,445	(123,687)	6,812,424	6,526,596	(281,352)	203,781
Total other (expense) income	(9,114,084)	6,959,716	(11,907,329)	6,567,607	4,143,315	(230,948,562)	(6,014,450)
Loss before income tax benefit	(50,429,654)	(7,180,563)	(68,953,771)	(23,542,357)	(90,434,568)	(296,262,046)	(48,549,929)
Income tax expense (benefit)						(1,123,107)	(413,002)
Net loss	(50,429,654)	(7,180,563)	(68,953,771)	(23,542,357)	(90,434,568)	(295,138,939)	(48,136,927)
Foreign currency translation gain	133,176	73,368	162,921	216,573	(89,486)	(912,296)	(849,695)
Comprehensive loss	(50,296,478)	(7,107,195)	(68,790,850)	(23,325,784)	(90,524,054)	(296,051,235)	(48,986,622)
Dividend requirements:
Dividend on preferred stock	776,835		1,799,392		237,824	3,534,795	37,356
Net loss attributable to common stock					(90,434,568)	(296,136,691)	(49,620,969)
Basic and diluted net loss per weighted average common share		$ (0.04)		$ (0.13)	$ (0.48)	$ (6.69)	$ (1.69)
Basic and diluted weighted average number of common shares outstanding		193,222,011		178,194,716	189,671,299	44,274,077	29,352,585
Series B Preferred Stock [Member]
Other income (expense):
Dividends on preferred stock						(784,142)	(1,217,642)
Dividend requirements:
Dividend on preferred stock						784,142	1,217,642
Series C Preferred Stock [Member]
Other income (expense):
Dividends on preferred stock						(213,610)	(266,400)
Dividend requirements:
Dividend on preferred stock						$ 213,610	$ 266,400
Parent [Member]
Dividend requirements:
Basic and diluted net loss per weighted average common share	$ (0.98)		$ (0.99)
Basic and diluted weighted average number of common shares outstanding	171,864,462		172,079,397
Noncontrolling Shareholders [Member]
Dividend requirements:
Basic and diluted net loss per weighted average common share	$ (0.94)		$ (1.46)
Basic and diluted weighted average number of common shares outstanding	33,181,675		32,767,721

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Non cash sales incentives	$ 341,000	$ 535,000			$ 2,480,900
Inventory valuation allowance	12,300,000	255,000	12,358,895	264,567	20,537,341	2,691,787
Provision for losses on purchase	270,000	0	264,567	0	8,500,000
Sales and marketing [Member]
Related party expenses					918,000	379,000
General and administrative [Member]
Related party expenses					625,000	1,100,000
Selling and Marketing Expense
Related party expenses	44,000	174,000	209,000	278,000
General and Administrative Expense [Member]
Related party expenses	19,000	70,000	23,000	116,000
Operations [Member]
Related party expenses	$ 145,000	$ 188,000	$ 270,000	$ 375,000

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) (USD $)	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock
Balance at Dec. 31, 2008	$ 10,794,857	$ 2,000	$ 252	$ 28,986	$ 112,505,607	$ (99,865,725)	$ (1,876,263)
Balance, shares at Dec. 31, 2008		2,000,000	251,739	28,985,897
Issuance of common stock for directors' compensation	560,000			817	559,183
Issuance of restricted stock and options for directors' compensation	560,000
Stock based compensation expense	3,376,382			63	3,376,319
Issuance of restricted stock and options for directors' compensation, shares				817,341
Stock issued under equity compensation plans	5,979			8	5,971
Stock issued under equity compensation plans, shares				8,108
Net loss	(48,136,927)					(48,136,927)
Foreign currency translation adjustment	(849,695)						(849,695)
Balance at Dec. 31, 2009	(34,249,404)	2,000	252	29,874	116,447,080	(148,002,652)	(2,725,958)
Balance, shares at Dec. 31, 2009		2,000,000	251,739	29,873,846
Issuance of common stock for directors' compensation	785,823			807	785,016
Issuance of restricted stock and options for directors' compensation	930,202
Stock based compensation expense	3,837,757				3,837,757
Issuance of restricted stock and options for directors' compensation, shares				807,070
Stock issued under equity compensation plans	362,557			601	361,956
Stock issued under equity compensation plans, shares				601,710
Stock issued for settlement of service fees	144,378			67	144,311
Issuance of common stock in connection with private placements	25,000,000			15,625	24,984,375
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock	49,748,793	(2,000)	(252)	32,612	49,718,433
Exchange of Series C Warrants for common stock				1,937	(1,937)
Exchange of Series D Preferred Stock and dividends for common stock	70,530,439			44,072	70,486,367
Reclassification of Series D Warrants to equity	204,492,560				204,492,560
Net loss	(295,138,939)					(295,138,939)
Foreign currency translation adjustment	(832,453)						(832,453)
Balance at Dec. 31, 2010	24,681,511			125,595	471,255,918	(443,141,591)	(3,558,411)
Balance, shares at Dec. 31, 2010				125,595,418
Issuance of common stock for directors' compensation	945,001			286	944,715
Issuance of restricted stock and options for directors' compensation	945,001
Stock based compensation expense	3,675,353				3,675,353
Issuance of restricted stock and options for directors' compensation, shares				286,365
Stock issued under equity compensation plans	1,364,628			2,381	1,362,247
Stock issued under equity compensation plans, shares				2,380,556
Issuance of common stock in connection with private placements	57,516,431			15,780	57,500,651
Issuance of common stock for conversion of debt	6,543,200			1,636	6,541,564
Issuance of common stock in exchange for outstanding warrants				56,306	(56,306)
Issuance of common stock in connection with Series F and G Units	5,901,529			2,831	5,898,698
Issuance of common stock in connection with Series G units, Shares				2,830,964
Warrant issued to a customer	2,480,900				2,480,900
Net loss	(90,434,568)					(90,434,568)
Foreign currency translation adjustment	(89,486)						(89,486)
Balance at Dec. 31, 2011	12,584,499			204,815	549,603,740	(533,576,159)	(3,647,897)
Balance, shares at Dec. 31, 2011				204,815,210
Issuance of restricted stock and options for directors' compensation	633,590			549	633,041
Issuance of restricted stock and options for directors' compensation, shares				548,448
Stock based compensation expense	1,994,035				1,994,035
Stock based compensation expense, shares
Stock issued under equity compensation plans	846,015			68	845,947
Stock issued under equity compensation plans, shares				68,716
Deemed dividends on Series H and I Redeemable Convertible Preferred Stock (including a beneficial conversion feature of $34.6 million)	(148,505,466)				(148,505,466)
Issuance of Repurchase obligation	(12,100,000)				(12,100,000)
Repurchase obligation, Shares
Issuance of common stock in connection with Series F and G Units	1,904,684			1,515	1,903,169
Issuance of common stock in connection with Series G units, Shares				1,514,750
Receipt of treasury stock	(3,757,500)							(3,757,500)
Receipt of treasury stock, shares				(2,505,000)
Change in fair value of Repurchase Obligation	(388,175)				(388,175)
Warrant issued to a customer	715,584				715,584
Warrant issued to a customer, share
Net loss	(68,953,771)					(68,953,771)
Foreign currency translation adjustment	162,921						162,921
Balance at Jun. 30, 2012	$ (214,863,584)			$ 206,947	$ 394,701,875	$ (602,529,930)	$ (3,484,976)	$ (3,757,500)
Balance, shares at Jun. 30, 2012				204,442,124

CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]
Balance, shares	2,000,000	251,739	125,595,418	29,873,846	28,985,897
Issuance of common stock for directors' compensation, shares			286,365	807,070	817,341
Stock based compensation expense, shares					62,500
Stock issued under equity compensation plans, shares			2,380,556	601,710	8,108
Stock issued for settlement of service fees, shares				66,000
Issuance of common stock in connection with private placements, shares			15,779,527	15,625,000
Exchange of Series B Preferred Stock, Series C Preferred Stock and Series E Units for common stock, shares	(2,000,000)	(251,739)		32,612,249
Issuance of common stock for conversion of debt, shares			1,635,800
Exchange of Series C Warrants for common stock, shares				1,937,420
Issuance of common stock in exchange for outstanding warrants, shares			56,306,580
Exchange of Series D Preferred Stock and dividends for common stock, shares				$ 44,072,123
Issuance of common stock in connection with Series F and G Units, shares			2,830,964
Balance, shares			204,815,210	125,595,418	29,873,846

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (68,953,771)	$ (23,542,357)	$ (90,434,568)	$ (295,138,939)	$ (48,136,927)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,318,851	1,825,437	4,895,742	2,867,866	5,327,033
Impairment of goodwill and other long-lived assets			4,121,349	11,548,650
Issuance of common stock for directors' compensation	633,590	945,001	945,001	930,202	560,000
Non-cash stock option and restricted stock compensation expense	1,994,035	1,238,979	3,675,353	3,837,757	3,376,382
Accretion of preferred stock redemption value	7,523,459		239,408	73,077,280	126,017
Non-cash sales incentive	715,584	2,480,900	2,480,900
Allowance for doubtful accounts receivable	393,289	523,953	2,001,614	604,761	747,828
Inventory valuation allowance	12,358,895	264,567	20,537,341	2,691,787	4,451,542
Provision for losses on non-cancelable purchase commitments	2,655,567		8,549,202
Write-off of deferred offering costs			1,269,318
Decrease in fair value of warrants	(361,850)			150,557,529	2,731
Dividends on preferred stock	1,799,392		237,824	3,534,795	37,356
(Gain) loss on disposal of assets	(35,482)	187,569	460,925	1,198,846	143,846
Deferred income tax				(1,123,107)	(413,002)
Changes in operating assets and liabilities:
Accounts receivable	12,200,840	(4,114,298)	(15,282,283)	(11,267,920)	865,834
Inventories	(10,491,799)	(37,366,720)	(42,335,216)	(17,257,429)	(377,447)
Prepaid expenses	3,835,623	(1,026,015)	(5,716,070)	(4,016,820)	297,245
Other current and long-term assets	356,697	(128,243)	(825,702)	754,480	(280,854)
Accounts payable	(4,467,467)	6,830,501	(10,637,915)	29,222,471	1,077,385
Accrued expenses and other liabilities	656,151	(960,315)	(297,394)	2,467,808	2,024,775
Unearned revenue	(35,076)	(115,152)	(91,011)	119,379	(989,073)
Net cash used in operating activities	(34,903,472)	(52,956,193)	(116,206,182)	(45,390,604)	(31,159,329)
Cash flows from investing activities:
Purchase of property and equipment	(3,576,077)	(10,181,675)	(17,568,135)	(6,651,591)	(1,111,656)
Capitalized patents	(219,796)		(217,621)
Proceeds from sale of property and equipment	36,000	67,500	81,942	54,500
Net cash used in investing activities	(3,759,873)	(10,114,175)	(17,703,814)	(6,597,091)	(1,111,656)
Cash flows from financing activities:
Net (payments) proceeds from draws on lines of credit and other short-term borrowings	(6,063,550)	9,806,823	34,619,866	(11,705,199)	(2,400,000)
Payment in settlement of Repurchase Obligation	(10,245,675)
Proceeds from issuance of promissory notes					35,896,619
Proceeds from long-term borrowings		25,700	25,700
Payment of short and long-term debt	(9,211)	(42,865)	(97,860)	(2,101,423)	(1,486,335)
Restricted cash related to line of credit		(5,000,000)	(5,000,000)
Proceeds from issuance of common stock under equity compensation plans	846,015	949,360	1,364,628	362,557	5,979
Redemption of 6% Convertible Preferred Stock	(33,830)			(596,890)
Payment of 6% Convertible Preferred Stock dividends				(17,116)	(37,889)
Proceeds from issuance of Preferred Units Series			34,108,000
Proceeds from private placement of common stock		59,299,928	59,299,928	25,000,000
Placement agent commissions on private placements	(4,620,413)	(1,783,497)	(1,783,497)
Net cash provided by financing activities	65,192,336	63,255,449	122,536,765	66,321,185	31,978,374
Effect of exchange rate changes on cash	140,374	(7,816)	(44,796)	(110,838)	305,121
Net (decrease) increase in cash	26,669,365	177,265	(11,418,027)	14,222,652	12,510
Cash and cash equivalents balance at beginning of period	3,071,673	14,489,700	14,489,700	267,048	254,538
Cash and cash equivalents balance at end of period	29,741,038	14,666,965	3,071,673	14,489,700	267,048
Supplemental disclosures:
Interest paid during the period	2,854,392	66,469	1,878,635	565,786	1,222,439
Non-cash investing and financing activities:
Issuance of Repurchase Obligation	12,100,000
Change in fair value of Repurchase Obligation	388,175
Treasury stock received in settlement of Repurchase Obligation	3,757,500
Deemed dividends on Series H and I Preferred Stock	(148,505,466)
Conversion of debt to equity		6,543,200	6,543,200
Conversion of notes payable and accrued interest to Series D Units				40,590,240
Conversion of accrued guaranty fees and interest to Series D Units				1,694,482
Conversion of Series E Units to common stock				49,748,792
Conversion of Series D Units to common stock				275,022,999
Series D Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of mandatorily redeemable preferred stock				25,379,144
Series E Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of mandatorily redeemable preferred stock				30,000,112
Series G Preferred Units [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of preferred stock redemption value	7,500,000
Cash flows from financing activities:
Proceeds from issuance of Preferred Units Series	18,250,000
Series H Preferred Stock [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred Units Series	60,705,000
Series I Redeemable Convertible [Member]
Cash flows from financing activities:
Proceeds from issuance of Preferred Units Series	6,364,000
Non-cash investing and financing activities:
Settlement of Repurchase Obligation with issuance of Series I Redeemable Convertible Preferred Stock	$ (6,000,000)

Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Description of Business and Basis of Presentation

NOTE 1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Overview

Lighting Science Group Corporation (the “Company”) was incorporated in Delaware in 1988 and it designs, develops, manufactures and markets general illumination products that exclusively use light emitting diodes (“LEDs”) as their light source. The Company’s product portfolio includes LED-based retrofit lamps (replacement bulbs) that can be used in existing light fixtures and sockets as well as purpose built LED-based luminaires (light fixtures), for many common indoor and outdoor residential, commercial, industrial and public infrastructure lighting applications. The Company assembles and manufactures its products both internally and through its contract manufacturer in Mexico.

Basis of Financial Statement Presentation

The accompanying unaudited condensed consolidated financial statements are presented pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”) in accordance with the disclosure requirements for the quarterly report on Form 10-Q and therefore do not include all of the information and footnotes required by generally accepted accounting principles (“GAAP”) for complete financial statements. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary to fairly state the results for the interim periods presented. The condensed consolidated balance sheet as of December 31, 2011 is derived from the Company’s audited financial statements. Operating results for the three and six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2011 and notes thereto included in the Company’s Annual Report on Form 10-K filed with the SEC on April 16, 2012, as amended by that certain Amendment No. 1 on Form 10-K/A filed with the SEC on April 30, 2012 and that certain Amendment No. 2 on Form 10-K/A filed with the SEC on May 2, 2012.

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

Note 1: Description of Business and Basis of Presentation

Overview

Lighting Science Group Corporation (the “Company”) was incorporated in Delaware in 1988 and it designs, develops, manufactures and markets general illumination products that exclusively use light emitting diodes (“LEDs”) as their light source. The Company’s product portfolio includes LED-based retrofit lamps (replacement bulbs) that can be used in existing light fixtures and sockets as well as purpose built LED-based luminaires (light fixtures) for many common indoor and outdoor residential, commercial, industrial and public infrastructure lighting applications. The Company assembles and manufactures its products both internally and through its contract manufacturers in Mexico and Asia.

Basis of Financial Statement Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and the rules of the Securities Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. The Company’s actual results could differ from these estimates.

Accounts Receivable

The Company records accounts receivable at the invoiced amount when its products are shipped to customers or upon the completion of specific milestone billing requirements. The Company’s receivable balance is recorded net of allowances for amounts not expected to be collected from customers. This allowance for doubtful accounts is the Company’s best estimate of probable credit losses in the Company’s existing accounts receivable. Estimates used in determining the allowance for doubtful accounts are based on historical collection experience, aging of receivables and known collectability issues. The Company writes off accounts receivable when it becomes apparent, based upon age or customer circumstances that such amounts will not be collected. The Company reviews its allowance for doubtful accounts on a quarterly basis. Recovery of bad debt amounts previously written off is recorded as a reduction of bad debt expense in the period the payment is collected. Generally, the Company does not require collateral for its accounts receivable and does not regularly charge interest on past due amounts. As of June 30, 2012 and December 31, 2011, accounts receivable of the Company is reflected net of an allowance for doubtful accounts of $1.2 million and $1.5 million, respectively.

As of June 30, 2012 and December 31, 2011, there were $14.4 million and $19.5 million, respectively, of eligible accounts receivable pledged as collateral for the Company’s lines of credit with Wells Fargo Bank, N.A. (“Wells Fargo”) and IFN Finance B.V. (“IFN Finance”).

Revenue Recognition

The Company records revenue when its products are shipped and title passes to customers. When sales of products are subject to certain customer acceptance terms, revenue from such sales is recognized once such terms have been met. The Company also provides its customers with limited rights of return for non-conforming shipments or product warranty claims.

The Company recognizes revenue on certain long-term, fixed price, custom lighting design projects using the percentage of completion method based on the ratio of costs incurred for each contract in a period to the estimated total costs to be incurred for each contract. Contract costs include all direct material, direct labor and other indirect costs related to contract performance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined.

For smaller or shorter term custom lighting design projects or projects where estimated total costs cannot be determined, revenue is recognized using the completed contract method and revenue is recognized upon substantial completion and acceptance by the customer of the project. Amounts received as deposits against future completion of completed contract method projects are recorded as unearned revenue until such projects are completed and title passes to the customer.

Fair Value Measurements

Cash and cash equivalents, accounts receivable, accounts payable, amounts due under lines of credit and other short term borrowings, accrued expenses and other current liabilities are carried at their book values, which approximate fair value due to the short-term maturity of these instruments.

The Company’s long-term debt bears interest at variable interest rates and, therefore, its carrying value approximates fair value. The Company’s Series G Preferred Stock (the “Series G Preferred Stock”) was classified as a liability and was carried at its accreted value, which approximates fair value. The Repurchase Obligation (as defined in Note 8 below) was initially recorded at fair value and was marked to fair value each quarter until it was redeemed on May 25, 2012. The Company’s Riverwood Warrant (as defined in Note 8 below) was initially recorded at fair value and is marked to fair value each quarter.

Note 2: Summary of Significant Accounting Policies

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets, legal contingencies, and customer incentives, among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, and energy markets, and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Foreign Currency Translation

The functional currency for the foreign operations of the Company is the local currency of the respective foreign subsidiary. For the operations of Lighting Science Group B.V. (“LSGBV”), the Company’s Netherlands based subsidiary, the functional currency is the Euro and for the operations of Lighting Science Group Mexico SRL, (“LSG Mexico”), the Company’s Mexican subsidiary, the functional currency is the Mexican Peso. The translation of foreign currencies into U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet dates and for revenue and expense accounts using the average exchange rate for each period during the year. Any gains or losses resulting from the translation are included in accumulated other comprehensive loss in the consolidated statements of stockholders’ equity (deficit) and are excluded from net loss.

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents. As of December 31, 2011 and 2010, the Company had $72,000 and $286,000, respectively, in cash equivalents. The Company regularly maintains cash balances in excess of federally insured limits. To date, the Company has not experienced any losses on its cash and cash equivalents. As of December 31, 2011, the Company had $10.6 million in cash and cash equivalents and restricted cash held in banks in the United States in excess of the federally insured limits.

Restricted Cash

As required by the Company’s asset-based revolving credit facility with Wells Fargo Bank N.A. (Wells Fargo”) (as amended, the “Wells Fargo ABL”) the Company is required to maintain a minimum qualified cash balance of $5.0 million as a compensating balance against the Wells Fargo ABL. Changes in the restricted cash balance are reflected as a financing activity in the Consolidated Statement of Cash Flows.

Accounts Receivable

The Company records accounts receivable at the invoiced amount when its products are shipped to customers or upon the completion of specific milestone billing requirements. The Company’s receivable balance is recorded net of allowances for amounts not expected to be collected from our customers. This allowance for doubtful accounts is the Company’s best estimate of probable credit losses in the Company’s existing accounts receivable. Estimates used in determining the allowance for doubtful accounts are based on historical collection experience, aging of receivables and known collectability issues. The Company writes off accounts receivable when it becomes apparent, based upon age or customer circumstances that such amounts will not be collected. The Company reviews its allowance for doubtful accounts on a quarterly basis. Recovery of bad debt amounts previously written off is recorded as a reduction of bad debt expense in the period the payment is collected. Generally, the Company does not require collateral for its accounts receivable and does not regularly charge interest on past due amounts. As of December 31, 2011 and 2010, accounts receivable of the Company are reflected net of an allowance for doubtful accounts of $1.5 million and $851,000, respectively.

As of December 31, 2011 and 2010, there were $19.5 million and $10.9 million, respectively of accounts receivable pledged as collateral for the Company’s lines of credit with Wells Fargo and IFN Finance.

Inventories

Inventories, which consist of raw materials and purchased components and subsystems, work-in-process and finished lighting products, are stated at the lower of cost or market. The Company uses a standard costing methodology to value its inventories. This costing methodology approximates actual cost on a weighted average basis. The Company reviews and sets its standard costs of raw materials, work-in-process and finished goods inventory quarterly to ensure that its inventories approximate current actual costs. Any purchase price variances related to labor and overhead that would indicate a loss on disposition of inventory is recorded to cost of goods sold in the statement of operations at the end of each reporting period. Work in process and finished lighting products include raw materials, labor and allocated overhead. Slow product adoption, rapid technological changes and new product introductions and enhancements could result in excess or obsolete inventory. The Company evaluates inventory levels and expected usage on a periodic basis to specifically identify obsolete, slow-moving or non-salable inventory. The write down of excess and obsolete inventory based on this evaluation creates a new cost basis and is included in cost of goods sold.

On a quarterly basis, the Company considers the need to record a lower of cost or market adjustment once raw materials are used to produce specific finished goods. The market value of finished goods is determined based upon current sales transactions, less the cost of disposal of the respective finished goods. The write-down of inventory to the lower of cost or market creates a new cost basis that cannot be marked up even if there are subsequent changes in the underlying facts and circumstances.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Equipment under capital leases is stated at the present value of future minimum lease payments. Depreciation is provided using the straight-line method over the estimated economic lives of the assets, as follows:

Estimated Useful Lives
Leasehold improvements	1-5 years
Office, furniture and equipment	2-5 years
Tooling, production and test equipment	4 years

Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the minimum lease term or the estimated useful life of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. The costs for major renewals and improvements are capitalized and depreciated over their estimated useful lives. All costs incurred for building of production tooling and molds are capitalized and amortized over the estimated useful life of the tooling set or mold.

Intangible Assets and Goodwill

The Company records the assets acquired and liabilities assumed in business combinations at their respective fair values at the date of acquisition, with any excess purchase price recorded as goodwill. Valuation of intangible assets entails significant estimates and assumptions including, but not limited to, estimating future cash flows from product sales, developing appropriate discount rates, continuation of customer relationships and renewal of customer contracts and approximating the useful lives of the intangible assets acquired.

Intangible assets with estimable useful lives are amortized over their respective useful lives. The Company is currently amortizing its acquired intangible assets with definite lives over periods ranging from three months to twenty years. Goodwill is not amortized, but instead the Company performs a goodwill impairment analysis, using the two-step method at the end of the Company’s third quarter, and whenever events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable.

The recoverability of goodwill is measured at the reporting unit level. The fair value of each reporting unit is estimated using a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term growth rate for the business, the useful life over which cash flows will occur and the determination of the weighted average cost of capital. If the fair value of a reporting unit is less than the carrying amount, goodwill of the reporting unit is considered impaired and the second step is performed. The second step of the impairment test, when required, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment charge is recognized for the amount equal to that excess.

Impairment of Long-lived Assets

Long lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Derivative Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

All derivatives are recorded at fair value on the consolidated balance sheets and changes in the fair value of such derivatives are measured in each period and are reported in other income (expense).

Fair Value of Financial Instruments

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides additional disclosures for transfers in and out of Levels I and II and for activity in Level III. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which are effective for years beginning after December 15, 2010, and for interim periods within those years. In the period of initial adoption, the reporting entity shall not be required to provide the disclosures required for any previous periods presented for comparative purposes. The Company adopted the provisions of the ASU in 2010, except for the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which were adopted in 2011. The adoption of ASU 2010-06 did not have a material effect on the Company’s consolidated financial statements. See note 7 to the Consolidated Financial Statements.

Revenue Recognition

The Company records revenue when its products are shipped and title passes to customers. When sales of products are subject to certain customer acceptance terms, revenue from such sales is recognized once these terms have been met. The Company also provides its customers with limited rights of return for non-conforming shipments or product warranty claims.

The Company recognizes revenue on certain long-term, fixed price, custom lighting design projects using the percentage of completion method measured by the ratio of costs incurred in a period to the estimated total costs to be incurred for each contract. Contract costs include all direct material, direct labor and other indirect costs related to contract performance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined.

For smaller or shorter term custom lighting design projects or projects where estimated total costs cannot be determined, revenue is recognized using the completed contract method and revenue is recognized upon substantial completion and acceptance by the customer of the project. Amounts received as deposits against future completion of completed contract method projects are recorded as unearned revenue until such projects are completed and title passes to the customer.

Shipping and Handling Fees and Costs

Shipping and handling fees billed to customers are included in revenue. Shipping and handling costs associated with in-bound freight are recorded in cost of goods sold. Other shipping and handling costs are included in sales and marketing expenses and totaled $2.7 million, $2.1 million and $149,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Research and Development

The Company expenses all research and development costs, including amounts for design prototypes and modifications made to existing prototypes, as incurred, except for prototypes that have alternative future uses.

Product Warranties

The Company provides a limited warranty covering defective materials and workmanship. The Company generally provides a five year warranty on its products and such warranty may require the Company to repair, replace or reimburse the purchaser for the purchase price of the product. The estimated costs related to warranties are accrued at the time products are sold based on various factors, including the Company’s stated warranty policies and practices, the historical frequency of claims and the cost to repair or replace its products under warranty. The following table summarizes the warranty provision during the years ended December 31, 2011 and 2010:

Warranty provision as of December 31, 2009	$443,987
Additions to provision	749,327
Less warranty costs	(582,426)

Warranty provision as of December 31, 2010	610,888
Additions to provision	1,549,869
Less warranty costs	(1,633,851)

Warranty provision as of December 31, 2011	$526,906

Share Based Compensation

The Company recognizes all employee stock based compensation as a cost in the financial statements based on the fair value of the share based compensation award. Equity classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black Scholes Merton option pricing model.

As of December 31, 2011 and 2010, the Company had two share based compensation plans. The fair value of share based compensation awards, which historically have included stock options and restricted stock awards, is recognized as compensation expense in the statement of operations. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. Option valuation methods require the input of highly subjective assumptions, including the expected stock price volatility. Measured compensation expense related to such option grants is recognized ratably over the vesting period of the related grants. Restricted stock awards are valued on the date of grant.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in its income tax provision.

Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the applicable period. Diluted earnings per share is computed in the same manner as basic earnings per share except the number of shares is increased to assume exercise of potentially dilutive stock options, unvested restricted stock and contingently issuable shares using the treasury stock method, unless the effect of such increases would be anti-dilutive. The Company had 9.2 million, 4.9 million and 40,000 common stock equivalents outstanding as of December 31, 2011, 2010 and 2009, respectively, which were not included in the diluted net loss per common share as the common stock equivalents were anti-dilutive, as a result of being in a net loss position.

Advertising

Advertising costs, included in sales and marketing expenses, are expensed when the advertising first takes place. The Company primarily promotes its product lines through print media and trade shows, including trade publications and promotional brochures. Advertising expenses were $2.0 million, $548,000 and $564,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Segment Reporting

The Company operates as a single segment under Accounting Standard Codification (“ASC”) 280-10-50, “Disclosures about Segments of an Enterprise and Related Information”. The Company’s chief operating decision maker reviews financial information at the enterprise level and makes decisions accordingly.

Reclassification

Certain prior period amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications had no effect on previously reported net loss of shareholders’ deficit.

New Accounting Pronouncements

The Company has reviewed all recently issued accounting pronouncements and does not believe the adoption of any of these pronouncements has had or will have a material impact on the Company’s consolidated financial condition or the results of its operations or cash flows.

Liquidity and Capital Resources	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Liquidity and Capital Resources

NOTE 3. LIQUIDITY AND CAPITAL RESOURCES

As shown in the condensed consolidated financial statements, the Company has experienced significant net losses as well as negative cash flows from operations since its inception. The Company’s cash outflows primarily relate to its procurement of inventory, payment of salaries, benefits and other operating costs and purchases of production equipment and other capital investments. The Company’s anticipated continued growth is expected to significantly increase its working capital needs during the remainder of 2012, and meeting these needs will be an ongoing challenge. The Company’s primary sources of liquidity have historically been borrowings from Wells Fargo and sales of common stock and preferred stock to, and short-term loans from, affiliates of Pegasus Capital Advisors, L.P. (“Pegasus Capital”), including Pegasus Partners IV, L.P. (“Pegasus IV”), LSGC Holdings, LLC (“LSGC Holdings”), LSGC Holdings II, LLC (“Holdings II”) and PCA LSG Holdings, LLC (“PCA Holdings”), which together with its affiliates, is the Company’s controlling stockholder. However, as detailed below, the Company’s most recent source of liquidity (the Series H and I Preferred Offering) was provided primarily by parties other than Pegasus Capital and its affiliates.

As of June 30, 2012, the Company had cash and cash equivalents of $29.7 million and an additional $5.0 million in cash subject to restrictions pursuant to the Company’s asset-based revolving credit facility with Wells Fargo (the “Wells Fargo ABL”). As of June 30, 2012, the Wells Fargo ABL provided the Company borrowing capacity up to $50.0 million equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time and pursuant to the Wells Fargo ABL plus (ii) unrestricted cash held in a Wells Fargo deposit account (“Qualified Cash”), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (“Ares Capital”), pledged in favor of Wells Fargo (the “Ares Letter of Credit Facility”) for the benefit of the Company, (collectively, the “Borrowing Base”). The Company is at all times required to maintain (i) a Borrowing Base that exceeds by at least $5.0 million, the amount of its outstanding borrowings under the Wells Fargo ABL and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing on the Wells Fargo ABL. As of June 30, 2012, the Company had $27.9 million outstanding under the Wells Fargo ABL and additional borrowing capacity of $21.8 million.

Lighting Science Group, B.V. (“LSGBV”), the Company’s Netherlands based subsidiary, has a working capital facility with IFN Finance. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV’s eligible trade receivable invoices. As of June 30, 2012, the total amount outstanding under the IFN Finance facility was €222,000, or $279,000. This facility is due on demand.

From January 11, 2012 through May 18, 2012, the Company issued an aggregate of 18,250 of its preferred units (the “Series G Preferred Units”) for total proceeds of $18.3 million. Each Series G Preferred Unit consisted of: (i) one share of the Series G Preferred Stock and (ii) 83 shares of common stock. Of these issuances, (a) 6,000 of the Series G Preferred Units were issued to PCA Holdings for total proceeds of $6.0 million, (b) 2,000 of the Series G Preferred Units were issued to Holdings II for total proceeds of $2.0 million, (c) 5,000 of the Series G Preferred Units were issued to Leon Wagner, a member of the Company’s board of directors, for total proceeds of $5.0 million, (d) 250 of the Series G Preferred Units were issued to accredited investors for total proceeds of $250,000 and (e) the remaining 5,000 Series G Preferred Units were issued to Continental Casualty Company (“Continental”) for total proceeds of $5.0 million. As partial consideration for Continental’s purchase of the Series G Preferred Units, LSGC Holdings agreed to certain amendments to the terms of the senior preferred membership interests held by Continental in LSGC Holdings. See Note 9 for additional discussion of the terms of the Series G Preferred Units issued to Continental and the Repurchase Obligation, which was also entered into by the Company with LSGC Holdings in connection with Continental’s purchase of Series G Preferred Units.

On May 25, 2012, the Company entered into a preferred stock subscription agreement (the “Series H and I Subscription Agreement”) with RW LSG Holdings LLC, (“Riverwood Holdings”), an affiliate of Riverwood LSG Management Holdings LLC (“Riverwood Management”) and Riverwood Capital Partners L.P. (“Riverwood Capital,” and together with Riverwood Holdings, Riverwood Management and their affiliates, “Riverwood”) and certain other purchasers, pursuant to which the Company issued 60,705 shares of Series H Preferred Stock and 6,364 shares of Series I Preferred Stock (together with the Series H Preferred Stock, the “Preferred Shares”) at a price of $1,000 per Preferred Share (the “Series H and I Preferred Offering”), for gross proceeds of $67.1 million. In conjunction with the Series H and I Preferred Offering, the Company entered into a Support Services Agreement (the “Riverwood Support Services Agreement”) with Riverwood Holdings and Riverwood Management. In connection with the Series H and I Preferred Offering, Riverwood agreed to provide certain financial and structural analysis, due diligence investigations, corporate strategy and other advice and negotiation assistance to the Company (the “Riverwood Services”). As compensation for the Riverwood Services, the Company issued a warrant to Riverwood Management, (the “Riverwood Warrant”) representing the right to purchase 18,092,511 shares of common stock.

The issuance of the Series H Preferred Stock and the Series I Preferred Stock in connection with the consummation of the Series H and I Preferred Offering constituted a “Subsequent Transaction” (as defined in the certificate of designation governing the Series G Preferred Stock), which provided the holders of the Series G Preferred Stock with the right to convert their shares of Series G Preferred Stock into the securities issued in the Subsequent Transaction. The holders of the Series G Preferred Units elected to convert all 52,358 outstanding shares of Series G Preferred Stock into 50,001 shares of Series I Preferred Stock and 4,346 shares of Series H Preferred Stock. See Note 8 for additional discussion of the terms of the Series H and I Preferred Stock and the conversion of the Series G Preferred Stock into Series H and I Preferred Stock.

The Company believes it will have sufficient capital to fund its operations for the next 12 months based on its current business plan and assumptions of future results. The Company could utilize its available capital resources sooner than it currently expects, which could require it to seek additional sources of liquidity or further reduce its expenditures to preserve the Company’s cash. There can be no assurance that sources of liquidity will be available in an amount or on terms that are acceptable to the Company.

The Company has historically been dependent on affiliates of Pegasus Capital for its liquidity needs because other sources of liquidity have been insufficient or unavailable to meet its needs. In April 2012, Pegasus Capital and Pegasus IV committed to support the Company through April 16, 2013, with up to $35.0 million (with such amount reduced by any amounts funded by other parties at any time through April 16, 2013 that are not repayable by the Company on or before April 16, 2013) of the capital needed to fund its operations and debt service requirements as they come due. The Series H and I Preferred Offering, fulfilled the commitment obligation of Pegasus Capital and Pegasus IV.

On May 25, 2012, in conjunction with the consummation of the Series H and I Preferred Offering, the Company entered into a commitment agreement (the “Commitment Agreement”) with Pegasus Capital, PCA Holdings, Holdings II and Pegasus IV, (together, the “Commitment Investors”) pursuant to which the Commitment Investors and certain permitted assignees may purchase an aggregate of 21,131 shares of the Company’s Series H Preferred Stock or Series I Preferred Stock for $1,000 per share. Further, the Commitment Investors have committed to purchase any of such Preferred Shares that have not been purchased by September 25, 2012. The aggregate expected proceeds to the Company upon fulfillment of the Commitment Agreement is $21.1 million.

Note 3: Liquidity and Capital Resources

As shown in the consolidated financial statements, the Company has experienced significant net losses as well as negative cash flows from operations. Cash outflows primarily relate to procurement of inventory and payment of salaries, benefits and other operating costs as well as purchases of production equipment and other capital investments such as the Company’s new Enterprise Resource Planning (“ERP”) system. The Company’s anticipated growth is expected to significantly increase its working capital needs during 2012, and meeting these needs will be an ongoing challenge. The Company’s primary sources of liquidity have historically been sales of common stock and preferred stock to, and short-term loans from, affiliates of Pegasus Capital Advisors, L.P. (“Pegasus Capital”), including Pegasus Partners IV, L.P. (“Pegasus IV”), LSGC Holdings, LLC (“LSGC Holdings”), LSGC Holdings II, LLC (“Holdings II”) and PCA LSG Holdings, LLC (“PCA Holdings”), which together with its affiliates, is the Company’s controlling stockholder. During the year ended December 31, 2011, the Company also relied heavily on borrowings under its credit facilities.

During the year ended December 31, 2011, the Company received $98.2 million of net proceeds from seven private placements of its common and preferred stock and from a related party demand note that was converted to equity (see Note 10 – Stockholders’ Equity and Recapitalization Agreement for further discussion of these private placements). As of December 31, 2011, the Company had cash and cash equivalents of $3.1 million and an additional $5.0 million in cash subject to restrictions under the Wells Fargo ABL. As of December 31, 2011, the Wells Fargo ABL provided the Company with borrowing capacity of up to (A) 85% of its eligible accounts receivable and inventory plus (B) qualified cash, plus (C) the aggregate amount of any standby letter of credit pledged in favor of Wells Fargo by or for the account of Ares Capital Corporation (“Ares Capital”) and for the benefit of the Company, up to a maximum of $50.0 million. As of December 31, 2011 the Company had $33.8 million outstanding under the Wells Fargo ABL and additional borrowing capacity of $14.4 million. The Company is required to maintain minimum excess borrowing availability of $5.0 million and would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing on the Wells Fargo ABL.

LSGBV has a short term debt facility with ABN AMRO Bank (“ABN AMRO”) and a working capital facility with IFN Finance. As of December 31, 2011, the ABN AMRO facility had a maximum availability of €75,000, or $97,000, and the total amount outstanding under the ABN AMRO facility was €27,000, or $35,000. Effective January 1, 2012, the maximum availability on the ABN AMRO facility was reduced to €50,000, or $65,000. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV’s eligible trade receivable invoices. As of December 31, 2011, the total amount outstanding under the IFN Finance facility was €288,000, or $372,000. Both of these facilities are due on demand. In accordance with previous arrangements, the Company subsequently repaid the borrowing under the ABN AMRO facility in full on February 29, 2012.

The Company believes it will have sufficient capital to fund its operations for the next 12 months. The Company has historically been dependent on affiliates of Pegasus Capital for its liquidity needs because other sources of liquidity have been insufficient or unavailable to meet our needs. Pegasus Capital and Pegasus IV have committed to support the Company for the next 12 months, up to $35.0 million (with such amount reduced by amounts funded by other parties at any time over the next 12 months that are not repayable by the Company on or before the next 12 months) of the capital needed to fund its operations and debt service requirements as they come due. However, their support, which in no way amounts to a guarantee of these obligations, may be effected through a variety of mechanisms, which may or may not be similar to those previously employed. Furthermore, in exchange for such support, Pegasus Capital and Pegasus IV, as the Company’s indirect controlling shareholders, may request that the Company take certain actions related to operations, capital structure or otherwise, which, if accepted, may have a negative effect on its business and results of operations. In addition, such parties may seek other terms and consideration that would require, and may not receive, approval by the independent committee of the Company’s board of directors.

The Company filed a registration statement relating to a proposed underwritten public offering of its common stock, but such offering has been delayed and remains subject to a number of conditions. In contemplation of this offering, the Company had initially capitalized $1.3 million of legal and accounting costs associated with its proposed offering. With the extended postponement of the proposed offering, the Company has expensed these capitalized costs to the statement of operations during the year ended December 31, 2011 in accordance with SEC Staff Accounting Bulletin Topic 5A.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements

NOTE 7. FAIR VALUE MEASUREMENTS

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) defines fair value as the price at which an asset could be exchanged in a current transaction between knowledgeable, willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, not the amount that would be paid to settle the liability with the creditor.

Assets and liabilities measured at fair value are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels are directly related to the amount of subjectivity associated with the inputs to a fair valuation of these assets and liabilities and are based on (i) unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date (Level 1); (ii) quoted prices in non-active markets or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability (Level 2); and (iii) prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (Level 3).

The Company has applied liability accounting to the Riverwood Warrant, which is recorded at fair value using the Monte Carlo valuation method and is valued on a recurring basis at the end of each quarter. As of June 30, 2012, the Riverwood Warrant was valued at $16.1 million using Level 3 valuation inputs and was the only liability the Company had that was accounted for at fair value on a recurring basis. As of June 30, 2012, the Company had no financial assets or liabilities that were accounted for at fair value on a non-recurring basis.

Note 4: Fair Value Measurements

Cash and cash equivalents, accounts receivable, note and accounts payable, amounts due under lines of credit, promissory notes, including convertible notes, accrued expenses and other current liabilities are carried at book value amounts, which approximate fair value due to the short-term maturity of these instruments.

Long-term debt bears interest at variable interest rates and, therefore, its carrying value approximates fair value.

After the Company completed its annual goodwill impairment test as of September 30, 2011, goodwill and amortizable intangible assets related to the acquisition of LED Effects were accounted for at fair value on a non-recurring basis, using Level 3 valuation inputs and were written down to their estimated fair values.

Goodwill and amortizable intangible assets related to the acquisition of LSGBV were written down to their estimated fair values as of June 30, 2010 and certain amortizable intangible assets related to the acquisition of LED Effects were written down to their estimated fair value as of December 31, 2010. The estimated fair values were determined under various methodologies under the income approach of valuation and using discount rates comparable to those used to value the Company’s goodwill.

The Company has applied liability accounting to the Series F and Series G Preferred Stock (defined in Note 9), which was initially measured at fair value and subsequently measured at present value of the amount to be paid at settlement.

The Company has applied liability accounting to the Series D and Series E Warrants (defined in Note 9) for 2010 and these warrants were recorded at fair value using the Monte Carlo valuation method and were valued on a recurring basis for the year ended December 31, 2010. The Monte Carlo valuation method used Level 3 inputs in valuing these instruments.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2011, according to the valuation techniques the Company used to determine their fair values:

Fair Value Measurement as of December 31, 2011
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$—
Goodwill	—	—	—

	$—	$—	$—

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2010, according to the valuation techniques the Company used to determine their fair values:

	Fair Value Measurement as of December 31, 2010
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$822,958
Goodwill	—	—	—

	$—	$—	$822,958

The following table is a reconciliation of the beginning and ending balances for assets that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the year ended December 31, 2010:

Derivative Financial Instruments
Beginning balance, December 31, 2009	$1
Realized and unrealized losses included in net loss	150,557,529
Realized and unrealized losses included in other comprehensive loss	—
Purchases, sales, issuances and settlements	73,123,016
Reclassification to equity	(223,680,546)

Ending balance, December 31, 2010	$—

The Company had financial assets that were accounted for at fair value during the year ended December 31, 2010 related to Series D and Series E Preferred Stock and Warrants (Note 9). As of December 31, 2011 and 2010, the Company had no financial assets or liabilities that were accounted for at fair value on a recurring basis.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories

Note 5: Inventories

Inventories are comprised of the following:

	As of December 31,
	2011	2010

Raw materials and components	$33,050,569	$17,410,440
Work-in-process	3,196,654	761,171
Finished goods	8,640,316	4,875,301

Total inventory, net	$44,887,539	$23,046,912

Consigned inventory is held at third-party locations, including those of the Company’s contract manufacturers. The Company retains title to the inventory until such inventory is purchased by a third-party. Consigned inventory, consisting of raw materials, was $2.4 million and $0 as of December 31, 2011 and 2010, respectively.

On a quarterly basis, the Company performs a review of its inventory for estimated obsolete or slow-moving inventory based upon assumptions about future demand and market conditions. As a result of these reviews, the Company recorded a provision for excess and obsolete inventory of $20.5 million, $1.5 million and $4.1 million for the years ended December 31, 2011, 2010 and 2009, respectively, with the expense included in cost of goods sold. For the year ended December 31, 2011, an inventory valuation allowance of $20.5 million and a provision for losses on non-cancellable purchase commitments of $8.5 million were recorded in the third quarter of 2011 as the Company began implementing a restructuring plan designed to further increase efficiencies across the organization and lower the overall cost structure (See note 13 – Restructuring Expenses). These allowances were the result of changes in the Company’s business strategy following changes in the Company’s management team and the implementation of the restructuring plan in the third quarter of 2011. The Company considered a number of factors in estimating the required inventory allowances, including (i) changes in market conditions including increased competition, (ii) strategic focus on core products to meet the demands of key customers, (iii) the desire to focus the business on newer products with lower cost technologies and (iv) updated demand forecasts and greater visibility into production planning as a result of the implementation of the Company’s new ERP system in July 2011. For the year ended December 31, 2010, $898,000 of the provision for excess and obsolete inventory was driven by restructuring activities for both the European operations and the operations previously based in California related to the discontinuation of certain products previously produced exclusively in these locations. As of December 31, 2011 and 2010, inventories are stated net of inventory allowances of $19.7 million and $4.3 million, respectively.

During the year ended December 31, 2011, the Company recorded $8.5 million in provisions for losses on non-cancellable purchase commitments of which $5.8 million was accrued as of December 31, 2011.

The Company has identified certain finished goods that have and continue to generate negative margins. These finished goods are manufactured using common raw materials that are implemented into a number of product SKUs, which are used in the manufacture of other finished goods inventory that also generate positive margins for the Company. On a quarterly basis, the Company considers the need to record a lower of cost or market adjustment for the raw materials and finished goods inventory. The market value of finished goods is determined based upon current sales transactions, less the cost of disposal of the respective finished goods.

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

Note 6: Property and Equipment

Property and equipment consists of the following:

	As of December 31,
	2011	2010

Leasehold improvements	$1,585,126	$500,244
Office furniture and equipment	1,186,260	761,016
Computer hardware and software	6,365,630	3,144,984
Tooling, production and test equipment	16,058,742	7,334,068
Construction-in-process	1,546,524	997,112

Total property and equipment	26,742,282	12,737,424
Accumulated depreciation	(6,146,559)	(4,907,083)

Total property and equipment, net	$20,595,723	$7,830,341

Depreciation related to property and equipment was $4.2 million, $1.4 million and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Goodwill and Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangibles

NOTE 5. GOODWILL AND INTANGIBLES

Intangible assets that have finite lives are amortized over their useful lives. The intangible assets, their original fair values, adjusted for impairment charges in the third and fourth quarters of 2011, and their net book values are detailed below as of June 30, 2012 and December 31, 2011:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
June 30, 2012:
Technology and intellectual property	$861,266	$(208,133)	$653,133	0.8 to 20.0 years
Trademarks	279,914	(258,574)	21,340	0.8 year
Customer relationships	2,182,319	(1,841,423)	340,896	2.5 years
License agreements	1,971,534	(1,927,286)	44,248	5.8 years

	$5,295,033	$(4,235,416)	$1,059,617

December 31, 2011:
Technology and intellectual property	$2,282,513	$(1,831,236)	$451,277	1.3 to 20.0 years
Trademarks	409,934	(383,380)	26,554	1.3 years
Customer relationships	2,585,296	(2,120,209)	465,087	0.3 to 3.0 years
License agreements	2,030,010	(1,983,832)	46,178	6.3 years

	$7,307,753	$(6,318,657)	$989,096

Total intangible amortization expense was $66,000 and $205,000 for the three months ended June 30, 2012 and 2011, respectively. Total intangible amortization expense was $137,000 and $410,000 for the six months ended June 30, 2012 and 2011, respectively.

Note 7: Intangible Assets and Goodwill

Intangible assets that have finite lives are amortized over their useful lives. The intangible assets, their original fair values, adjusted for impairment charges in the second and fourth quarters of 2010 and the third quarter of 2011, and their net book values are detailed below as of the dates presented:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
December 31, 2011:
Technology and intellectual property	$2,282,513	$(1,831,236)	$451,277	1.3 to 20.0 years
Trademarks	409,934	(383,380)	26,554	1.3 years
Customer relationships	2,585,296	(2,120,209)	465,087	0.3 to 3.0 years
License agreements	2,030,010	(1,983,832)	46,178	6.3 years

	$7,307,753	$(6,318,657)	$989,096

December 31, 2010:
Technology and intellectual property	$3,849,156	$(2,067,991)	$1,781,165	1.7 to 13.4 years
Trademarks	1,070,483	(407,517)	662,966	2.3 to 17.6 years
Customer relationships	3,460,132	(1,999,859)	1,460,273	1.3 to 11.5 years
License agreements	2,077,668	(2,029,145)	48,523	7.3 years

	$10,457,439	$(6,504,512)	$3,952,927

Goodwill	$1,626,482	$—	$1,626,482

Total intangible amortization expense was $713,000, $1.5 million and $4.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The changes in the carrying amounts of goodwill for the years ended December 31, 2011 and 2010 were as follows:

Balance as of December 31, 2009	$5,770,245
Goodwill acquired during the year	—
Impairment charges	(3,529,609)
Currency translation adjustments	(614,154)

Balance as of December 31, 2010	1,626,482
Goodwill acquired during the year	—
Impairment charges	(1,626,482)
Currency translation adjustments	—

Balance as of December 31, 2011	$—

Impairment of Goodwill and Intangible Assets

Goodwill and intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized, but instead are tested for impairment annually at the end of the Company’s third quarter, or more frequently if certain indicators arise. This review includes an assessment of industry factors, contract retentions, cash flow projections and other factors the Company believes are relevant. If an impairment is indicated, the asset is written down to its fair market value based on an estimate of its discounted cash flows and income.

The fair value of the business related to the acquisition of LED Effects in 2007 and the associated goodwill was estimated using the income approach, which was based on the future, expected cash flows to be generated by LED Effects, discounted to their present values. During the restructuring of the Company’s California based operations, the Company closed its California location and moved the business to the Company’s Satellite Beach, Florida headquarters in October 2010. The portion of the business related to the acquisition of LED Effects incurred a significant reduction in revenue during 2011, which had an impact on the projected cash flows and estimated fair value of the reporting unit. In connection with the restructuring (see note 13) and the Company’s annual impairment test, that the Company recorded an impairment charge of $1.6 million for the year ended December 31, 2011.

Intangible assets with estimable useful lives are amortized over their respective useful lives to their estimated residual values, and reviewed to determine if their estimable lives have decreased. Long-lived assets, including intangible assets subject to amortization, are reviewed for impairment whenever, in management’s judgment, conditions indicate a possible impairment. Such impairment tests compare estimated undiscounted cash flows to the carrying value of the asset. If an impairment is indicated, the asset is written down to its fair value based on an estimate of its discounted cash flows.

In addition, the Company performed an impairment analysis of amortizable intangible assets related to the acquisition of LED Effects in the third quarter of 2011 due to the reduction in revenue noted above to determine whether the intangible assets were impaired. This review included an assessment of the current use of these intangible assets and their estimated useful lives. The Company also performed an impairment analysis of the intangible assets related to Lamina as of December 31, 2011 due to the continued decline in sales of products related to this acquisition to determine whether the intangible assets were impaired. This review also included an assessment of the current use of these intangible assets and their estimated useful lives. As a result of these assessments, the Company recorded an impairment charge of $4.1 million for the year ended December 31, 2011.

The following table summarizes the total impairment charges recorded by the Company in 2011:

Goodwill arising on the acquisition of LED Effects	$1,626,482
Technology and patents acquired on the acquisition of LED Effects	1,252,335
Trademarks acquired on the acquisition of Lamina	590,782
Customer relationships acquired on the acquisition of Lamina	651,750

Total impairment charge	$4,121,349

Because of LSGBV’s on-going negative cash flows and other factors, as of June 30, 2010, the Company performed an impairment analysis of LSGBV’s assets to determine whether any goodwill or intangible assets were impaired. The fair value of the LSGBV assets and the associated goodwill were estimated using the discounted cash flow and income approaches, which were based on the future expected cash flows to be generated by LSGBV, discounted to their present values, using a 17% discount rate. Amortizable intangible assets with carrying values were tested to determine their recoverability by comparing the future undiscounted cash flows expected to be generated by such assets (or asset groups), to their carrying values. Because the carrying values exceeded their undiscounted cash flows, such assets were written down to their estimated fair values as of June 30, 2010. The estimated fair values were determined under various methodologies under the income approach of valuation and using discount rates comparable to those used to value the Company’s goodwill. The result of these valuations was that an impairment charge totaling $10.5 million was recorded as of June 30, 2010.

The Company performed an impairment analysis of the intangible assets related to the acquisition of LED Effects as of December 31, 2010, due to the greater than anticipated headcount reductions, a triggering event in the fourth quarter of 2010, associated with the restructuring of the Company’s California based operations, including the closure of the California location and subsequent move of the business to the Company’s Satellite Beach, FL headquarters. This review included an assessment of the current use of these intangible assets and the estimated useful lives. The result of this assessment was that an impairment charge of $1.1 million was recorded as of December 31, 2010.

The following table summarizes the total impairment charges recorded by the Company in 2010:

Goodwill arising on the acquisition of LSGBV	$3,529,609
Trademarks acquired on the acquisition of LSGBV	191,500
Customer relationships acquired on the acquisition of LSGBV	1,967,400
License agreements acquired on the acquisition of LSGBV	4,766,500
Trademarks acquired on the acquisition of LED Effects	533,975
Customer relationships acquired on the acquisition of LED Effects	559,666

Total impairment charge	$11,548,650

No impairments to goodwill were recorded as of September 30, 2010 or 2009, as a result of the Company’s annual testing in accordance with its accounting policy for goodwill.

The table below is the estimated amortization expense, adjusted for any impairment charges, for the Company’s intangible assets for each of the next five years and thereafter:

2012	$266,267
2013	167,516
2014	152,946
2015	21,120
2016	21,120
Thereafter	360,126

$989,096

Short-Term Debt	12 Months Ended
Dec. 31, 2011
Short-Term Debt

Note 8: Short-Term Debt

The Company and its subsidiaries had the following balances outstanding under lines of credit and other short-term debt facilities:

	Balance Outstanding as of December 31,
Facility	2011	2010

ABN AMRO Bank, revolving line of credit	$34,732	$226,421

IFN Finance, working capital line	372,422	1,157,406

Wells Fargo, revolving line of credit	33,820,134	4,691,852

	$34,227,288	$6,075,679

ABN AMRO Bank

As of December 31, 2011, the maximum borrowing capacity on the ABN AMRO revolving line of credit was €75,000, or $97,000, and the interest rate on the facility was 6.35% and 7.5% per annum as of December 31, 2011 and 2010, respectively. Borrowings under the ABN AMRO revolving line of credit are payable on demand. Effective January 1, 2012, the maximum borrowing capacity on the ABN AMRO facility was reduced to €50,000, or $65,000, and the Company has separately agreed to repay all outstanding borrowings under the ABN AMRO facility by February 29, 2012. ABN AMRO had a senior security interest in the inventory and property and equipment of LSGBV and a secondary security interest in the accounts receivable of LSGBV junior to the security interest of IFN Finance. On February 29, 2012, the Company repaid the outstanding balance of the ABNAMRO facility.

IFN Finance

As of December 31, 2011, the maximum line of credit on the IFN Finance facility was €1.5 million, or $1.9 million, and availability is based on 75% of the value of LSGBV’s eligible trade receivables. As of December 31, 2011 there were $682,000 of accounts receivable pledged as collateral for outstanding borrowings. Interest is payable monthly on this facility and the interest rate was 6.7% and 7.15% per annum as of December 31, 2011 and 2010, respectively. Borrowings under the IFN Finance facility are payable on demand. IFN Finance has a senior security interest in all accounts receivable of LSGBV.

Wells Fargo

On November 22, 2010, the Company entered into the Wells Fargo ABL that provided borrowing capacity of up to 85% of its applicable and eligible inventory and accounts receivable plus qualified cash, up to a maximum of $15.0 million. On April 22, 2011, the Company entered into Amendment No. 1 (the “Amendment”) to the Wells Fargo ABL and (i) increased the maximum borrowing capacity under the Wells Fargo ABL from $15.0 million to $25.0 million, (ii) amended the basis of calculating the unused line fee from an amount between $10.0 million and $15.0 million to $25.0 million and (iii) modified the covenants relating to the minimum unrestricted cash balance and minimum EBITDA. The Company paid Wells Fargo a fee of $100,000 in connection with the Amendment.

On May 6, 2011, the Company entered into Amendment No. 2 to the Wells Fargo ABL and (i) authorized a demand note issued by the Company to Holdings II (see Note 9 – Stockholders’ Equity for further discussion), (ii) authorized certain payments to Holdings II pursuant to the demand note and (iii) increased the maximum amount of authorized advances or payments to or on behalf of LSG Mexico for each month in 2011 and thereafter from $250,000 to $500,000.

On August 8, 2011, the Company entered into Amendment No. 3 (“Amendment No. 3”) to the Wells Fargo ABL, which was effective August 5, 2011, and (i) increased the maximum borrowing capacity under the Loan Agreement from $25 million to $50 million with such additional borrowing capacity being based on the issuance of certain standby letters of credit by JP Morgan Chase, N.A. on behalf of Pegasus IV or any other entity, in favor of Wells Fargo for the benefit of the Company (the “Supplemental Loan Availability”); (ii) adjusted the basis used to calculate the unused line fee in respect of the amount of the Supplemental Loan Availability by the amount of any standby letters of credit pledged in favor of Wells Fargo for the benefit of the Company, (iii) increased the maximum amount of authorized advances or payments to or for the benefit of LSG Mexico in each month beginning on July 1, 2011 from $500,000 to $750,000, (iv) added all current and future owned equipment, real property and fixtures of the Company and its domestic subsidiaries as collateral securing the Company’s borrowings under the Loan Agreement and (v) adjusted the interest rate applicable to all loans made pursuant to the Supplemental Loan Availability to the daily three month LIBOR rate plus 2%. The Company paid Wells Fargo a fee of $125,000 in connection with Amendment No. 3.

On September 21, 2011, the Company entered into Amendment No. 4 (“Amendment No. 4”) to the Wells Fargo ABL and replaced certain standby letters of credit issued by JP Morgan Chase, N.A. on behalf of Pegasus IV with the $25.0 million standby letter of credit pledged for the account of Ares Capital (the “Ares LOC”), in favor of Wells Fargo for the benefit of the Company.

On February 24, 2012, the Company entered into Amendment No. 5 (“Amendment No. 5”) to the Wells Fargo ABL, and increased the maximum amount of authorized advances or payments to or for the benefit of LSG Mexico in each month from $750,000 to (i) $860,000 for the month ended December 31, 2011, (ii) $1.4 million for the period from January 1, 2012 through March 31, 2012, (iii) $1.5 million for the period from April 1, 2012 through September 30, 2012, and (iv) $1.8 million for October 1, 2012 and for each month thereafter. Further, Wells Fargo may, in good faith and in the exercise of its reasonable business judgment, agree to amend the maximum amount of authorized advances or payments to LSG Mexico. Amendment No. 5 also provides the Company with borrowing base eligibility for additional accounts receivable. The Company paid Wells Fargo a fee of $5,000 in connection with this amendment.

As of December 31, 2011, qualified collateral included $18.8 million of accounts receivable, $2.4 million of inventory and $5.8 million of qualified cash. Other than with respect to loans made pursuant to the Supplemental Loan Availability, borrowings under the Wells Fargo ABL bear interest at one of the following two rates (at the Company’s election): (a) the sum of (1) the greater of: (x) the federal funds rate plus 0.50%, (y) the daily three month LIBOR rate plus 1.0% and (z) Wells Fargo’s prime rate; and (2) 0.75%, 1.25% or 1.75%, as applicable, depending on the amount available for borrowing under the facility and subject to any reserves established by Wells Fargo in accordance with the terms of the facility; or (b) the sum of (1) the daily three month LIBOR rate; plus 3.0%, 3.5% or 4.0%, as applicable, depending on the amount available for borrowing under the facility and subject to any reserves established by Wells Fargo in accordance with the terms of the facility. The annual interest rate was equal to 4.1% and 3.9% as of December 31, 2011 and 2010, respectively.

The Company is required to pay certain fees, including an unused line fee ranging from 0.375% to 1.0% of the unused portion of the facility. Outstanding loans may be prepaid without penalty or premium, except that the Company is required to pay a termination fee ranging from $250,000 to $500,000 (depending on the date of termination) if the facility is terminated by the Company prior to the scheduled maturity date of November 22, 2013 or by Wells Fargo during a default period.

The Wells Fargo ABL contains customary financial covenants, which limit the Company’s ability to incur additional indebtedness or guarantee indebtedness of others, create liens on the Company’s assets, enter into mergers or consolidations, dispose of assets, prepay indebtedness or make changes to the Company’s governing documents and certain agreements, pay dividends or make other distributions on the Company’s capital stock, redeem or repurchase capital stock, make investments, including acquisitions; and enter into transactions with affiliates. The Company is also required to maintain a minimum of $5.0 million of qualified cash, which is included in restricted cash, minimum excess borrowing availability of $5.0 million and would be required to comply with certain specified EBITDA requirements in the event that the Company has less than $2.0 million available for borrowing on the Wells Fargo ABL. The Wells Fargo ABL also contains customary events of default and affirmative covenants. The Wells Fargo ABL contains a subjective acceleration clause, a lockbox requirement and cross default provisions. As of December 31, 2011, the Company had available borrowing capacity under the Wells Fargo ABL of $14.4 million.

Ares Capital

In connection with Amendment No. 4 to the Wells Fargo ABL and as a condition to Ares Capital’s agreement to provide the Ares LOC for the benefit of the Company, the Company entered into the Second Lien Letter of Credit, Loan and Security Agreement (the “Ares Loan Agreement”) with Ares Capital. In accordance with the Ares Loan Agreement, the Company agreed to reimburse Ares Capital for any amounts drawn on the Ares LOC and to permanently reduce the face amount of the Ares LOC by such amount. Further, the Company agreed that any such reimbursement obligation would automatically convert into a term loan (an “Ares Term Loan”) by Ares Capital to the Company secured by substantially all of the assets of the Company. The Ares LOC may only be used to collateralize borrowings pursuant to the Wells Fargo ABL, and the proceeds from any Ares Term Loan may only be used to satisfy the reimbursement obligations incurred pursuant to a draw on the Ares LOC.

Interest on any Ares Term Loan accrues at either (at the Company’s election): (a) 9.0% per annum plus the highest of (i) The Wall Street Journal prime rate, (ii) the sum of 0.50% per annum and the federal funds rate and (iii) the sum of 1.0% per annum and the higher of the daily one month LIBOR rate and 1.5% per annum; or (b) 10.0% per annum plus the highest of (i) 1.5% per annum and (ii) the daily one-month LIBOR rate. The Company is required to pay certain fees to Ares Capital under the Ares Loan Agreement including: (a) an annual administrative fee of $50,000, payable quarterly in advance; (b) a quarterly fronting fee equal to the product of the average daily undrawn face amount of the Ares LOC multiplied by 0.75% per annum; and (c) a quarterly letter of credit fee equal to the product of the average daily undrawn face amount of the Ares LOC multiplied by 10.0% per annum. The Company also paid Ares Capital a $375,000 fee in connection with the Ares Loan Agreement.

Series D, Series E, Series F and Series G Preferred Units	12 Months Ended
Dec. 31, 2011
Series D, Series E, Series F and Series G Preferred Units

Note 9: Series D, Series E, Series F and Series G Preferred Units

Series F Preferred Units and Series G Preferred Units

On November 17, 2011, the Company entered into a Subscription Agreement (the “Series F Subscription Agreement”) with PCA Holdings and Pegasus IV, (together with PCA Holdings and any permitted assignees under the Subscription Agreement, the “Purchasers”) pursuant to which the Company gave the Purchasers the option (the “Series F Option”), on or prior to December 31, 2011, to purchase up to 40,000 units (the “Series F Units”) of its securities at a price per Series F Unit of $1,000. Each Series F Unit consisted of: (i) one share of the Company’s newly designated Series F Preferred Stock (the “Series F Preferred Stock”) and (ii) 83 shares of the Company’s common stock, par value $0.001 per share.

Pursuant to the Series F Subscription Agreement, if, at any time while shares of Series F Preferred Stock remain outstanding, the Company issued securities (other than pursuant to the Company’s equity-based compensation plans) that resulted in gross proceeds to the Company of at least $50.0 million (a “Subsequent Issuance”), the Company must notify all holders of Series F Preferred Stock of the terms and conditions of such Subsequent Issuance. Simultaneous with, and subject to the closing of, such Subsequent Issuance, each holder of Series F Preferred Stock would have the right to: (i) require the Company to use the proceeds of such Subsequent Issuance to redeem all of such holder’s Series F Preferred Stock or (ii) convert all or a portion of such holder’s Series F Preferred Stock into the securities issued in the Subsequent Issuance on substantially the same terms and conditions governing the Subsequent Issuance. If a holder elected to convert its shares of Series F Preferred Stock, such holder would retain all of the shares of Common Stock issued in conjunction with each converted share of Series F Preferred Stock. All outstanding Series F Preferred Stock were to be redeemed on the later of February 21, 2014 or up to 91 days after a Subsequent Issuance.

In accordance with ASC 480, Distinguishing Liabilities from Equity, the Series F Preferred Stock was recorded initially at fair value as a liability and subsequently recorded at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception. The common stock was recorded to equity at fair value and is not subsequently revalued. The difference between the amount recorded at issuance and the original issuance price was being accreted using the effective interest method over the term of the Series F Preferred Stock.

In connection with the execution of the Series F Subscription Agreement, PCA Holdings purchased 10,000 Series F Units for an aggregate purchase price of $10.0 million. On November 17, 2011, Leon Wagner, one of the Company’s directors, also purchased 1,500 Series F Units for an aggregate purchase price of $1.5 million.

On December 1, 2011, the Company entered into the Series G Unit Subscription Agreement (the “Series G Subscription Agreement”) with PCA Holdings, Pegasus IV, Holdings II, and certain accredited investors (together with Pegasus IV, PCA Holdings, Holdings II and any additional investors that may become party to the Series G Subscription Agreement, the “Series G Purchasers”). Pursuant to the Series G Subscription Agreement, the Company issued an aggregate of 34,108 units (the “Series G Units”) of the Company’s securities at a price per Series G Unit of $1,000. Each Series G Unit consists of: (i) one share of the Company’s newly designated Series G Preferred Stock (the “Series G Preferred Stock”) and (ii) 83 shares of the Company’s common stock. Holdings II purchased 12,958 Series G Units and the additional accredited investors purchased 9,650 Series G Units for an aggregate of 22,608 Series G Units and total consideration of $22.6 million. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Series G Preferred Stock was recorded initially at fair value as a liability and subsequently recorded at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception. The common stock was recorded to equity at fair value and is not subsequently revalued. The difference between the amount recorded at issuance and the original issuance price is being accreted using the effective interest method over the term of the Series G Preferred Stock. Accretion of Series G Preferred Stock was $239,000 for the year ended December 31, 2011.

The Series F Subscription Agreement provided that if the Company issued securities (other than issuances pursuant to the Company’s equity-based compensation plans) which PCA Holdings, in its sole discretion, determined were more favorable than the Series F Units, PCA Holdings would have the right (the “Conversion Right”), at any time prior to November 17, 2013, to require all Series F Unit Purchasers to exchange their Series F Units for such newly issued securities. Upon such occurrence, any outstanding right to purchase Series F Units under the Series F Option would also convert into the right to purchase the newly issued securities on substantially the same terms and conditions as those offered to the purchasers of the newly issued securities.

In connection with the issuance of Series G Units by the Company, and pursuant to the Conversion Right, PCA Holdings elected to exchange all of its outstanding Series F Units and outstanding Series F Preferred Stock for Series G Units and Series G Preferred Stock, which required Mr. Wagner to also exchange his Series F Preferred Stock for Series G Preferred Stock. In connection with the exercise of the Conversion Right, (i) the Company exchanged each Series F Preferred Stock for one Series G Preferred Stock and agreed that the Series G Preferred Stock issued to the Series F Preferred Stock purchasers would be deemed to have begun earning and accruing the Dividend (as defined below) as of November 17, 2011 and (ii) the Series F Option was replaced by a right to purchase Series G Units pursuant to the terms and conditions of the Series G Subscription Agreement (the “Series G Option”). The Company issued 10,000 shares of Series G Preferred Stock to PCA Holdings and 1,500 shares of Series G Preferred Stock to Mr. Wagner pursuant to the Conversion Right. PCA Holdings, Pegasus IV and Holdings II may assign all or any portion of their right to purchase Series G Units pursuant to the Series G Option to assignees of their choosing. Upon the conversion of the Series F Preferred Stock to Series G Preferred Stock, the Company treated this as an exchange with no remeasurement of the fair value of the Series F Preferred Stock at that time given both the Series F Preferred Shares and Series G Preferred Shares have similar terms. The converted Series F Preferred Stock to Series G Preferred Stock would subsequently be valued consistently with the other outstanding Series G Preferred Stock which is at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception. All outstanding shares of Series G Preferred Stock are to be redeemed on the later of February 21, 2014 or up to 91 days after a Subsequent Issuance.

As of December 31, 2011, the Company had issued 34,108 Series G Units and raised an aggregate of $34.1 million pursuant to the Series G Subscription Agreement and the Series F Subscription Agreement.

Pursuant to the Series G Subscription Agreement, if, at any time while shares of Series G Preferred Stock remain outstanding, the Company issues securities (other than pursuant to the Company’s equity-based compensation plans) that results in gross proceeds to the Company of at least $50.0 million (a “Series G Subsequent Issuance”), the Company must notify all holders of Series G Preferred Stock of the terms and conditions of such Series G Subsequent Issuance. Simultaneous with, and subject to the closing of, such Series G Subsequent Issuance, each holder of Series G Preferred Stock would have the right to: (i) require the Company to use the proceeds of such Series G Subsequent Issuance to redeem all of such holder’s Series G Preferred Stock or (ii) convert all or a portion of such holder’s Series G Preferred Stock into the securities issued in the Series G Subsequent Issuance on substantially the same terms and conditions governing the Series G Subsequent Issuance. If a holder elects to convert its shares of Series G Preferred Stock, such holder would retain all of the shares of Common Stock issued in conjunction with each converted share of Series G Preferred Stock. Upon any conversion or redemption of the Series G Preferred Stock, each share of Series G Preferred Stock would be valued at its Accrued Value (as defined below).

In addition, if, at any time prior to November 17, 2013, the Company issues securities (other than issuances pursuant to the Company’s equity based compensation plans or pursuant to a Series G Subsequent Issuance) which PCA Holdings, in its sole reasonable discretion, determines are more favorable than the Series G Units, each Purchaser may exchange all of its Series G Stock, valued at the Accrued Value (as defined below) of the Series G Preferred Stock included in such Series G Unit Subscription, for such newly issued securities. Upon such occurrence, any outstanding rights to purchase Series G Units would also convert into the right to purchase the newly issued securities on substantially the same terms and conditions as those offered to the purchasers of the newly issued securities.

The following table sets forth the allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares:

	Total Proceeds	Fair Market Value of Common Stock	Redeemable Preferred Stock

Series F Units issued	$11,500,000	$2,204,895	$9,295,105
Series G Units issued	22,608,000	3,696,634	18,911,366

Total Series F and G Units	$34,108,000	$5,901,529	$28,206,471

Series G Preferred Stock Annual Cumulative Dividend

Each share of Series G Preferred Stock is entitled to an annual cumulative dividend of, (i) initially, 10.0%, (ii) commencing on November 17, 2012, 15.0%, and (iii) commencing on February 21, 2014, 18.0%, on the accrued value of such share. The dividend accrues daily and compounds on (i) November 17, 2012 and, (ii) from and after November 17, 2012, December 31 and June 30 of each year.

The dividend is accrued over the term of the Series G Preferred Stock on a weighted average rate based upon the applicable dividend rate over the term. On each dividend payment date subsequent to November 17, 2012, such dividend is required to be paid to each holder in cash semi-annually in arrears. The Company is only required to pay such dividend in cash to the extent that such payment would not result in an event of default under the Company’s (i) Wells Fargo ABL or (ii) Ares Capital Loan. Any dividend that accrues on or after November 17, 2012, and is required to be paid in cash but is not paid in cash, would continue to accrue and compound and be added to the accrued value of the Series G Preferred Stock.

During the year ended December 31, 2011, the Company accrued and expensed $238,000 of dividends on the Series G Preferred Stock.

Series D Units and Series D Preferred Stock

In 2010, the Company consummated a rights offering and issued a total of 67,260,304 Series D Units in exchange for $25.4 million in gross proceeds, the conversion of $35.2 million of principal and accrued interest on a convertible note previously issued to Pegasus IV, the conversion of $5.4 million of principal and accrued interest on a convertible note previously issued to Koninklijke Philips Electronics, N.V. (“Philips”) and the satisfaction of $1.6 million of guaranty fees payable to Pegasus IV related to a line of credit formerly maintained with the Bank of Montreal (“BMO”). Each Series D Unit was comprised of one share of Series D Preferred Stock (the “Series D Preferred Stock”) and a warrant to purchase one share of common stock (the “Series D Warrants”).

The Series D Preferred Stock comprising part of the Series D Units was recorded at the original issuance price net of the fair value of the Series D Warrants, which was determined using the Monte Carlo valuation method. The difference between the amount recorded at issuance and the original issuance price was being accreted using the effective interest method over the term of the Series D Preferred Stock. The Series D Preferred Stock was initially recorded as a liability because it was mandatorily redeemable. Accretion of Series D Preferred Stock was $49.0 million for the year ended December 31, 2010. On December 22, 2010, all outstanding shares of the Series D Preferred Stock were converted into 44,072,123 shares of common stock pursuant to the certificate of amendment to the Company’s Amended and Restated Certificate of Incorporation and as agreed by the Company under the terms of the Stock Purchase, Exchange and Recapitalization Agreement (the “Recapitalization Agreement”) with Pegasus IV, LSGC Holdings and LED Holdings LLC, which was entered into as of September 30, 2010.

Series D Warrants

Each Series D Warrant comprising part of the Series D Units evidenced the right of the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share of common stock except for the Series D Warrants comprising the Series D Units issued to Philips, which had an exercise price of $12.00 per share. Each Series D Warrant expires on the twelfth anniversary of the date of issuance. On December 22, 2010, the Company entered into a Warrant Agreement with American Stock Transfer & Trust Company, LLC as warrant agent (the “Warrant Agent”), that effectively amended the terms of the outstanding Series D Warrants. Pursuant to the Warrant Agreement, the exercise price of the Series D Warrants was reduced from $6.00 to between $5.90 and $5.92 per share of common stock issuable upon exercise of such Series D Warrants (depending on the date of issuance) except for the Series D Warrant held by Philips, which was reduced from $12.00 to $11.90 per share of common stock issuable upon exercise of such Series D Warrant. This exercise price reduction corresponded to the amount of the accrued Exercise Price Accrual (as defined in the Warrant Agreement) at December 22, 2010.

Each Series D Warrant holder also received a credit for their benefit, which equaled the total unaccrued Exercise Price Accrual and LV Accrual (as defined in the Warrant Agreement) of each share of Series D Preferred Stock that would have accrued following September 30, 2010, the date of the Recapitalization Agreement, through the eighth anniversary of the issuance of the Series D Preferred Stock (the “Accrual Credit”). The Accrual Credit may only be used to fund the payment of the exercise price of all or a portion of such holder’s Series D Warrants and cannot be used until the earlier of: (i) the passage of eight years from the date of issuance of the relevant Series D Warrant or (ii) a Liquidation Event (as defined in the Warrant Agreement) of the Company. The Accrual Credit will remain registered with the Warrant Agent in the name of the Series D Warrant holder until used or until the date at which the warrants are no longer exercisable in accordance with their terms. After application of the Accrual Credit, the remaining exercise price of each Series D Warrant, following a Liquidation Event or the eighth anniversary of its issuance, would be between $1.04 to $1.05 per share of common stock (depending on the date of issuance), except in the case of the Series D Warrant held by Philips, whose remaining exercise price would be approximately $7.05 per share of common stock.

Upon original issuance, the Series D Warrants were considered a derivative financial instrument under FASB ASC 815-10-15, “Derivatives and Hedging,” due to a “down round” provision contained in the Series D Warrants and as a result were recorded as liabilities at fair value using the Monte Carlo valuation method with changes in fair value measured and recorded at the end of each quarter. Pursuant to the terms of the Warrant Agreement, the Series D Warrants were amended to omit the down round provision. As of December 22, 2010, the effective date of the Warrant Agreement, the Series D Warrants were adjusted to fair value using the Monte Carlo valuation method and reclassified to additional paid-in capital. The change in fair value for the year ended December 31, 2010 related to the Series D Warrants resulted in an increase of $155.5 million and is recorded in the increase in fair value of liabilities under derivative contracts in the consolidated statements of operations and comprehensive loss. The change in fair value for the year ended December 31, 2010 was due primarily to the change in the price of the Company’s common stock during this period.

On February 9, 2011, the Company entered into an Exchange Agreement (the “Exchange Agreement”), effective as of February 4, 2011, with LSGC Holdings pursuant to which the Company issued 54,500,000 shares of common stock in exchange for LSGC Holdings’ Series D Warrant to purchase 60,758,777 shares of common stock and LSGC Holdings’ warrant to purchase 942,857 shares of common stock, which was previously issued to Pegasus IV in connection with its guaranty of the Company’s line of credit with the Bank of Montreal (“BMO”).

On April 27, 2011, the Company entered into an Exchange Agreement (the “Philips Exchange”) with Philips pursuant to which the Company issued 1,359,273 shares of common stock in exchange for Philips’ Series D Warrant to purchase 5,330,482 shares of common stock.

Series E Units and Series E Preferred Stock

On June 23, 2010, the Company entered into a subscription agreement Pegasus IV pursuant to which it sold Pegasus IV 235,295 Series E Units at a price per Series E Unit of $127.50, for an aggregate purchase price of $30.0 million. Each Series E Unit was comprised of one share of Series E Preferred Stock (the “Series E Preferred Stock”) and a warrant to purchase 50 shares of common stock (the “Series E Warrant”) at a price per share of $7.00.

The Series E Preferred Stock comprising part of the Series E Units was recorded at the original issuance price net of the fair value of the Series E Warrants, which was determined using the Monte Carlo valuation method. The difference between the amount recorded at issuance and the original issuance price was being accreted using the effective interest method over the term of the Series E Preferred Stock. The Series E Preferred Stock was initially recorded as a liability because it was mandatorily redeemable. Accretion of Series E Preferred Stock was $24.1 million for the year ended December 31, 2010. On September 30, 2010, pursuant to the Recapitalization Agreement, Pegasus IV exchanged all of its outstanding shares of Series E Preferred Stock and its Series E Warrant for shares of common stock.

Each share of Series E Preferred Stock underlying the Series E Units was entitled to an annual cumulative dividend of 13.454% of $127.50, which compounded annually on the anniversary of the date of issuance.

Series E Warrants

Each Series E Warrant comprising part of the Series E Units evidenced the right of the holder to purchase 50 shares of the Company’s common stock at an exercise price of $7.00 per share of common stock. Each Series E Warrant was scheduled to expire on the twelfth anniversary of the date of issuance. Upon original issuance, the Series E Warrants were considered a derivative financial instrument due to a “down round” provision contained in the Series E Warrants and as a result were recorded as liabilities at fair value using the Monte Carlo valuation method with changes in fair value measured and recorded at the end of each quarter. The change in fair value for both the year ended December 31, 2010 related to the Series E Warrants was a decrease of $5.0 million, and was recorded in the decrease in fair value of liabilities under derivative contracts in the consolidated statements of operations and comprehensive loss. The change in fair value for the year ended December 31, 2010 was due primarily to the decrease in the price of the Company’s common stock during this period.

The following table sets forth the allocation of the proceeds on the Series D and Series E Units between the fair market value of the warrants and the redeemable preferred shares:

Date of Issuance	Total Proceeds	Fair Market Value of Warrants	Preferred Stock
Series D Units:
March 3, 2010	$40,893,316	$27,644,882	$13,248,434
April 18, 2010	26,681,922	21,236,793	5,445,129
July 9, 2010	88,630	178,898	—

Total Series D Units	$67,663,868	$49,060,573	$18,693,563

Series E Units:
June 23, 2010	$30,000,112	$24,062,443	$5,937,669

Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stockholders' Equity

NOTE 10. STOCKHOLDERS’ EQUITY

On March 14, 2012, in settlement of director fees of $875,000 for the year ended December 31, 2012, the board of directors issued to each of its non-employee directors an option to receive $100,000 payable in either: (i) stock options to purchase 100,000 shares of the Company’s common stock at an exercise price of $1.19 per share, the closing price of the Company’s common stock on March 13, 2012, or (ii) an amount of restricted shares of the Company’s common stock equal to $100,000 as of March 13, 2012. Additionally, each member of the Company’s Audit Committee and Committee of Independent Directors were issued an option to receive either: (i) stock options to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.19 per share, or (ii) an amount of restricted shares of the Company’s common stock having a value equal to $25,000 as of March 13, 2012. The stock options and restricted shares of common stock vest, for directors in office at such time, on the first day of each calendar quarter, commencing January 1, 2012, at the rate of 25% for each quarter. Any stock options elected to be received under the options would expire, if unexercised, on March 13, 2022. Pursuant to the respective elections made by each director, on March 28, 2012, the Company issued a total of 630,254 shares of restricted common stock and stock options to purchase 125,000 shares of the Company’s common stock to its non-employee directors.

On May 25, 2012, in connection with the Series H and I Preferred Offering, six members of the board of directors resigned and five new directors were appointed. Upon the resignation of the board members, 220,594 unvested restricted shares were cancelled and returned to the Company. In settlement of the director fees for newly appointed directors, which totaled $347,000 for the period from May 25, 2012 through December 31, 2012 and pursuant to the respective elections made by each new director, the Company issued a total of 218,096 shares of restricted common stock and stock options to purchase 15,068 shares of common stock to these non-employee directors. For the three and six months ended June 30, 2012, the Company recorded expense of $257,000 and $504,000, respectively, related to the restricted stock awards and $102,000 and $117,000, respectively, related to the stock options issued to the directors.

On April 28, 2011, James Haworth was appointed Chief Executive Officer and the Company issued 1,000,000 shares of restricted stock to Mr. Haworth as part of his compensation package. On May 18, 2012, upon the termination of Mr. Haworth, 736,111 unvested shares of restricted stock were cancelled and returned to the Company.

On January 13, 2011, the Company issued a warrant (the “THD Warrant”) to The Home Depot Inc. (“The Home Depot”) pursuant to which The Home Depot may purchase up to 5,000,000 million shares of the Company’s common stock at an exercise price of $2.00 per share, subject to certain vesting conditions. The THD Warrant was issued in connection with the Company’s Strategic Purchasing Agreement with The Home Depot, which it entered into on July 23, 2010 and pursuant to which it supplies The Home Depot with LED retrofit lamps and fixtures. The THD Warrant provides that 1.0 million shares of common stock will be eligible for vesting following each year ending December 31, 2011 through December 31, 2015, subject to The Home Depot having gross product orders from the Company, in dollar terms, that are at least 20% more than the gross product orders in the immediately preceding year. For the shares underlying the THD Warrant to be eligible for vesting following the years ending December 31, 2014 and 2015, The Home Depot would be required to extend the Strategic Purchasing Agreement for additional one-year periods beyond its initial term of three years. Each vested portion of the THD Warrant will expire on the third anniversary following the vesting of such portion. The $2.00 exercise price was established based upon the market price of the Company’s common stock during negotiations with The Home Depot in July 2010 when the Company entered into the Strategic Purchasing Agreement.

Warrants for the Purchase of Common Stock

As of June 30, 2012, the following warrants for the purchase of common stock were outstanding:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date
Investors in March 2007 private placement	Private Placement A Warrants	1,726,249	$1.18	July 5, 2012 through November 5, 2012
Investors in rights offering	Series D Warrants	1,240,798	$5.57 to $5.59	March 3, 2022 through April 19, 2022
The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018
RW LSG Management Holdings LLC	Riverwood Warrant	18,092,511	Variable	May 25, 2022

		26,183,273

As of June 30, 2012, all warrants shown in the table above were fully vested and exercisable, except those issued to The Home Depot. As discussed above, 1,024,713 shares issuable pursuant to the THD Warrant vested during the year ended December 31, 2011 when the product purchases for the period satisfied the prescribed vesting conditions and 1,024,743 shares issuable pursuant to the THD Warrant may vest in 2012 if the product purchases for the year reach the required levels.

As of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the THD Warrants adjusted, pursuant to the terms of such warrants, from $2.00 to $1.95 per share of common stock. The number of shares of common stock into which the THD Warrants were exercisable also adjusted, pursuant to the terms of the warrant, from 5,000,000 to 5,123,715 shares.

The fair value of the THD Warrant is determined using the Monte Carlo valuation method and will be adjusted at each reporting date until they have been earned for each year and these adjustments will be recorded as a reduction in the related revenue (sales incentive) from The Home Depot. As of June 30, 2012 and 2011, the Company determined that a portion of the THD Warrant was expected to vest during the period based on purchases made by The Home Depot during the six months ended June 30, 2012 and, accordingly, recorded a $341,000 and $716,000 reduction in revenue for the three and six months ended June 30, 2012. As of June 30, 2011, the Company determined that 1,024,713 shares issuable pursuant to the THD Warrant vested during the six months ended June 30, 2011 based on purchases made and, accordingly, recorded a $535,000 and $2.5 million reduction in revenue for the three and six months ended June 30, 2011.

As of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the warrants to purchase shares of common stock pursuant to that certain Securities Purchase Agreement, dated March 9, 2007 (the “2007 Private Placement Warrants”) adjusted, pursuant to the terms of such warrants, from $1.60 to $1.18 per share of common stock. The number of shares of common stock into which the 2007 Private Placement Warrants were exercisable also adjusted, pursuant to the terms of such warrants, from 1,273,112 to 1,726,249 shares. In addition, as of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the warrants issued in conjunction with the Company’s Series D Non-Covertible Preferred Stock (the “Series D Warrants”) adjusted, pursuant to the terms of such warrants, from a range of $5.90 to $5.92 per share of common stock to a range of $5.57 to $5.59 per share of common stock. The number of shares of common stock into which the Series D Warrants were exercisable also adjusted, pursuant to the terms of such warrants, from 1,171,044 to 1,240,798 shares.

Note 10: Stockholders’ Equity and Recapitalization Agreement

Common Stock Issuances

On January 3, 2011, the Company issued 286,365 shares of common stock to its non-employee directors in settlement of directors’ fees of $945,000 for 2011.

On January 13, 2011, the Company issued a warrant to The Home Depot (the “THD Warrant”) pursuant to which The Home Depot may purchase up to 5,000,000 million shares of the Company’s common stock at an exercise price of $2.00 per share, subject to certain vesting conditions. The THD Warrant was issued in connection with the Company’s Strategic Purchasing Agreement with The Home Depot, which it entered into on July 23, 2010 and pursuant to which it supplies The Home Depot with LED retrofit lamps and fixtures. The THD Warrant provides that 1.0 million shares of common stock will be eligible for vesting following each fiscal year ending December 31, 2011 through December 31, 2015, subject to The Home Depot having gross product orders from the Company, in dollar terms, that are at least 20% more than the gross product orders in the immediately preceding year. For the shares underlying the THD Warrant to be eligible for vesting following the years ending December 31, 2014 and 2015, The Home Depot would be required to extend the Strategic Purchasing Agreement for additional one-year periods beyond its initial term of three years. Each vested portion of the THD Warrant will expire on the third anniversary following the vesting of such portion. The $2.00 exercise price was established based upon the market price of the Company’s common stock during negotiations with The Home Depot in July 2010 when the Company entered into the Strategic Purchasing Agreement. The fair value of the THD Warrant is determined using the Monte Carlo valuation method and will be adjusted at each reporting date until they have been earned for each year and these adjustments will be recorded as a reduction in the related revenue (sales incentive) from The Home Depot. In June 2011, the Company determined that 1,000,000 shares issuable pursuant to the THD Warrant had vested based on purchases made in the first half of 2011 and recorded a $2.5 million reduction in revenue for the year ended December 31, 2011.

On January 26, 2011, the Company received $18.0 million from a private placement of 5,454,545 shares of its common stock to certain accredited investors, including affiliates of Pegasus Capital and two of the Company’s directors.

On February 9, 2011, the Company entered into the Exchange Agreement, effective as of February 4, 2011, with LSGC Holdings pursuant to which, the Company agreed to issue 54,500,000 shares of common stock in exchange for its Series D Warrant to purchase 60,758,777 shares of common stock and its warrant to purchase 942,857 shares of common stock, which was previously issued in connection with the original guaranty of the Company’s line of credit with BMO.

On April 22, 2011, the Company entered into an Assignment Agreement (the “Assignment Agreement”) with Holdings II, pursuant to which it sold all of its rights, title and interests in the expected proceeds from a key-man life insurance policy on Zachary Gibler, the Company’s former Chairman and Chief Executive Officer. The Company received $6.5 million from Holdings II in conjunction with the sale of these expected proceeds.

On April 27, 2011, the Company consummated the Philips Exchange with Philips and issued 1,359,273 shares of its common stock in exchange for the Series D Warrant to purchase 5,330,482 shares of its common stock held by Philips.

In May 2011, the Company received $7.0 million in proceeds from Mr. Gibler’s key man life insurance policy, which is included in other income, net, on the condensed consolidated statement of operations and comprehensive loss, and Holdings II surrendered its rights thereto pursuant to the Assignment Agreement. In exchange for surrendering its rights to these proceeds, the Company issued Holdings II a demand note on May 6, 2011 pursuant to which it promised to pay $6.5 million to Holdings II plus $1,800 per day in interest from April 22, 2011 until the balance on the demand note (including accrued interest) was paid in full. Holdings II subsequently elected to convert the outstanding principal and accrued interest on this demand note in accordance with its terms into shares of the Company’s common stock on May 16, 2011. As a result of this conversion, the $6.5 million demand note and accrued interest thereon was converted into 1,635,800 shares of the Company’s common stock at a conversion price of $4.00 per share. The conversion provisions of the demand note contained a price protective anti-dilution provision that would require the Company to issue additional shares of common stock in the event the Company sells shares of its common stock for less than $4.00 per share pursuant to its proposed underwritten public offering. The Company evaluated this feature in accordance with ASC 815-10-15, “Derivatives and Hedging” and concluded the feature was not required to be separated from the equity transaction and has been accounted for in equity.

The Company also sold shares of its common stock for $4.00 per share in conjunction with several common stock offerings in May 2011. The table below sets forth the details of each of these offerings:

Investor	Effective Date of Purchase	Shares Purchased	Net Proceeds to the Company

Geveran Investments Ltd.	May 11, 2011	6,250,000	$23.8 million

Al Bawardi Enterprises	May 16, 2011	324,982	$1.2 million

LSGC Holdings	May 26, 2011	3,750,000	$14.4 million

Each of the agreements governing the above common stock offerings contained a price protective anti-dilution provision that would require the Company to issue additional shares of common stock in the event the Company sells shares of its common stock for less than $4.00 per share pursuant to its proposed underwritten public offering. The Company evaluated this feature in accordance with ASC 815-10-15, “Derivatives and Hedging” and concluded the feature was not required to be separated from the equity transaction and has been accounted for in equity.

Recapitalization Agreement

On September 30, 2010, the Company entered into the Recapitalization Agreement with Pegasus IV, LSGC Holdings and LED Holdings. Pursuant to the Recapitalization Agreement on September 30, 2010, LSGC Holdings purchased 12,500,000 shares of common stock at a price per share of $1.60, for an aggregate purchase price of $20.0 million. On October 5, 2010, LSGC Holdings exercised its option to purchase an additional 3,125,000 shares of common stock at a price per share of $1.60, for an aggregate purchase price of $5.0 million. In total, the Company issued 15,625,000 shares of common stock to LSGC Holdings for an aggregate purchase price of $25.0 million.

In conjunction with the Recapitalization, Pegasus IV, LED Holdings and an unrelated holder exchanged all of their respective shares of Series B Preferred Stock (the “Series B Preferred Stock”), Series C Preferred Stock (the “Series C Preferred Stock”), Series E Preferred Stock, and the Series E Warrant for 32,612,249 shares of common stock. The holders of the Series C Preferred Stock held warrants (“Series C Warrants”) to purchase a total of 3,776,078 shares of common stock. These warrants were exercisable only following the dissolution, winding-up or change of control of the Company or the repurchase or other acquisition by the Company of all of the Series C Preferred Stock. These warrants had an exercise price of $0.85 per share and a term of five years. On September 30, 2010 and in conjunction with the Recapitalization Agreement, the holders of all of the Series C Warrants exercised such warrants, in accordance with their terms, on a cashless basis for 1,937,420 shares of common stock.

On September 30, 2010 and in conjunction with the Recapitalization Agreement, the Board of Directors of the Company approved, and recommended to the stockholders for approval, a Certificate of Amendment to the Certificate of Incorporation of the Company (the “Certificate of Amendment”) that amended the Certificate of Designation (the “Series D Certificate”) concerning the Company’s Series D Preferred Stock to provide for the automatic conversion of all shares of Series D Preferred Stock into common stock upon the filing of the Certificate of Amendment with the Secretary of State of the State of Delaware. Pegasus IV, as holder of the majority of the Series D Preferred Stock, and, together with LSGC Holdings, the majority holders of the voting power of the Company, approved the Certificate of Amendment. The Company filed the Certificate of Amendment on December 22, 2010. After the Certificate of Amendment was effective, holders of Series D Preferred Stock received between 0.64 to 0.66 shares of common stock for each share of Series D Preferred Stock they held (dependent upon the date of issuance of their Series D Preferred Stock) for a total of 44,072,123 shares of common stock.

As of September 30, 2010, pursuant to the terms of the Recapitalization Agreement, the exercise price of certain outstanding warrants adjusted, pursuant to the terms of such warrants, from $6.00 to $1.60 per share of common stock. The number of shares of common stock into which such warrants were exercisable also adjusted, pursuant to the terms of such warrants, from 842,742 to 3,160,281 shares.

6% Convertible Preferred Stock

As of December 31, 2010, 186,528 shares of the 6% Convertible Preferred Stock were redeemed for $597,000. As of December 31, 2010, 10,374 shares of 6% Convertible Preferred Stock were effectively redeemed, but had not been presented for redemption. Upon presentment, the Company will pay $33,000 to redeem these shares and this amount is included in accrued expenses as of December 31, 2010.

Warrants for the Purchase of Common Stock

As of December 31, 2011, the Company had the following warrants outstanding for the purchase of common stock:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date

Investors in March 2007 private placement	Private Placement A Warrants	2,966,157	$1.60	March 9, 2012 through November 5, 2012

Line of credit guarantors	Financing guarantees	27,625	$6.00	January 22, 2012 through March 5, 2012

Investors in rights offering	Series D Warrants	1,171,044	$5.90 to $5.92	March 3, 2022 through April 19, 2022

The Home Depot	Purchasing agreement	5,000,000	$2.00	December 31, 2014 through December 31, 2018

		9,164,826

As of December 31, 2011, all warrants shown in the table above are fully vested, except those issued to The Home Depot. As discussed above, 1,000,000 shares issuable pursuant to the THD Warrant vested during the year ended December 31, 2011 when the product purchases for the period satisfied the prescribed vesting conditions.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions

NOTE 12: RELATED PARTY TRANSACTIONS

Effective June 23, 2010, the Company entered into the Support Services Agreement with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $187,500 for each of the four calendar quarters following the effective date of the Support Services Agreement and $125,000 for each of the four calendar quarters thereafter in exchange for certain support services during such periods. The Support Services Agreement expired on June 30, 2012. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 86.5% of the Company’s common stock as of June 30, 2012.

On January 17, 2012, the Company entered into the LSGC Letter Agreement with LSGC Holdings pursuant to which it agreed to the Repurchase Obligation. Pursuant to the LSGC Letter Agreement, the Company agreed to pay Pegasus IV a fee of $250,000 for expenses incurred by Pegasus IV and its affiliates related to the these transactions. This fee was recognized as interest expense over the life of the Series G Units. For the three and six months ended June 30, 2012, the Company recognized interest expense of $227,000 and $250,000, respectively, due to the conversion of the Series G Preferred Units into Series H and I Preferred Stock. For the three and six months ended June 30, 2011, the Company recognized interest expense of $43,000 related to the advance on the Company’s former Chief Executive Officer and Chairman of the Board, Zachary Gibler’s, key-man life insurance from Holdings II. In addition, during the three months ended June 30, 2012, and 2011, the Company recorded $125,000 and $188,000, respectively, of management fees pursuant to the Support Services Agreement. For the six months ended June 30, 2012, the Company recorded $250,000 and $375,000, respectively, of management fees pursuant to the Support Services Agreement.

On May 25, 2012, the Company entered into a new Support Services Agreement (“2012 Support Services Agreement”) with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $125,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The 2012 Support Services Agreement expires upon the earlier of: (i) June 30, 2017, (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital.

On May 25, 2012, the Company entered into the Riverwood Support Services Agreement with Riverwood Holdings, pursuant to which the Company agreed to pay Riverwood Holdings $20,000 for the period from May 25, 2012 through June 30, 2012 and thereafter $50,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The Riverwood Support Services Agreement expires upon the earlier of: (i) May 25, 2022, (ii) such date that Riverwood Management and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the Preferred Offering, on an as-converted basis (together with any shares of common stock issued upon conversion thereof); (iii) such date that the Company and Riverwood may mutually agree in writing (iv) a Change of Control or (v) a QPO. During both the three and six months ended June 30, 2012, the Company recorded $20,000 of management fees pursuant to the Riverwood Support Services Agreement.

During each of the three month periods ended June 30, 2012 and 2011, the Company incurred no consulting fees for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital. During the six months ended June 30, 2012 and 2011, the Company incurred consulting fees of $101,000 and $0, respectively, for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital.

During the three month period ended June 30, 2012 and 2011, the Company incurred consulting fees of $19,000 and $70,000, respectively, for services provided by T&M Protection Resources, primarily for the facility in Monterrey, Mexico. T&M Protection Resources is a security company affiliated with Pegasus Capital. During the six months ended June 30, 2012 and 2011, the Company incurred consulting fees of $23,000 and $116,000, respectively, for services provided by T&M Protection Resources, primarily for the facility in Monterrey, Mexico.

During the three months ended June 30, 2012 and 2011, the Company incurred consulting fees of $44,000 and $174,000, respectively, for public relations and corporate communications services provided by MWW Group, which is owned by Michael Kempner, a former director of the Company. During the six months ended June 30, 2012 and 2011, the Company incurred consulting fees of $108,000 and $278,000, respectively, for services provided by MWW Group.

On February 24, 2012, April 12, 2012 and May 2, 2012, respectively, the Company issued 2,000, 1,000 and 2,000 Series G Preferred Units to Leon Wagner, a member of the board of directors, for total proceeds of $5.0 million.

On each of March 20, March 28, 2012 and May 18, 2012 the Company issued 2,000 Series G Preferred Units, respectively, to PCA Holdings for total proceeds of $6.0 million. On April 13, 2012, the Company issued 2,000 Series G Preferred Units to Holdings II for total proceeds of $2.0 million.

Note 11: Related Party Transactions

Effective June 23, 2010, the Company entered into a support services agreement with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $750,000 as reimbursement for prior financial, strategic planning, monitoring and other related services previously provided by Pegasus Capital. In addition, the Company agreed to pay $187,500 for the next four calendar quarters and $125,000 for each of the four calendar quarters thereafter in exchange for these support services during such periods. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 84.1% of the Company’s common stock as of December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company recorded $625,000, $1.1 million and $0, respectively, of management fees pursuant to the Support Services Agreement.

During the year ended December 31, 2011, the Company incurred consulting fees of $369,000 for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital. No fees were paid to GYRO LLC during the years ended December 31, 2010 and 2009.

During the year ended December 31, 2011 the Company recorded $43,000 in interest expense related to the advance on Mr. Gibler’s life insurance from Holdings II. During the years ended December 31, 2011, 2010 and 2009, the Company recorded $0, $1.7 million and $4.7 million, respectively, in combined interest expense, guaranty fees and transaction fees related to the convertible note issued to Pegasus IV and Pegasus IV’s promissory notes and guaranty of the BMO line of credit.

During the years ended December 31, 2011, 2010 and 2009 the Company incurred consulting fees of $549,000, $379,000 and $0, respectively, for services provided by MWW Group, which is owned by Michael Kempner, a director of the Company.

In addition, the Company issued common stock and preferred stock (units) to related parties as discussed in notes 9 and 10.

Equity Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Equity Based Compensation Plans

Note 12: Equity Based Compensation Plans

On July 26, 2005, a predecessor company adopted the Lighting Science Group Corporation 2005 Equity-Based Incentive Compensation Plan (the “2005 Plan”), and a proposal to implement such plan was approved at the annual stockholders’ meeting in August 2005. In April 2008, the Company’s Board of Directors amended, restated and renamed the 2005 Plan (the “Equity Plan”), and a proposal to approve the Equity Plan was approved at the annual stockholders’ meeting in October 2008. On August 31, 2009, the Board of Directors approved an amendment to the Equity Plan that among other things increased the total number of shares of common stock available for issuance thereunder from 5,000,000 shares to 20,000,000 shares. Such amendment was subsequently approved at the annual stockholders’ meeting on May 26, 2010. On February 10, 2011, the Board of Directors approved an additional amendment to the Equity Plan that increased the total number of shares of common stock available for issuance thereunder from 20,000,000 shares to 28,000,000 shares. Such amendment was subsequently approved at the annual stockholders’ meeting on August 10, 2011.

Awards granted under the Amended and Restated Plan may include incentive stock options, which are qualified under Section 422 of the Internal Revenue Code (the “Code”), stock options other than incentive stock options, which are not qualified under Section 422 of the Code, stock appreciation rights, restricted stock, phantom stock, bonus stock and awards in lieu of obligations, dividend equivalents and other stock-based awards. Awards may be granted to employees, members of the Board of Directors, and consultants. The Equity Plan is generally administered by the Compensation Committee of the Board of Directors. Vesting periods and terms for awards are determined by the plan administrator. The exercise price of each stock option or stock appreciation right is equal to or greater than the market price of the Company’s stock on the date of grant and no stock option or stock appreciation right granted may have a term in excess of ten years.

Stock Option Awards

The following table summarizes stock option activity as of December 31, 2011 and changes during the year then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of December 31, 2010	12,753,756	$1.38
Granted	2,850,000	3.66
Exercised	(1,227,125)	1.02
Forfeited or expired	(1,308,782)	3.05

Outstanding as of December 31, 2011	13,067,849	$1.75	7.28	$4,881,048

Vested or expected to vest as of December 31, 2011	12,565,148	$1.70	7.22	$4,808,791

Exercisable as of December 31, 2011	8,352,099	$1.22	6.38	$4,072,204

The stock option agreements issued on August 21, 2009 and November 18, 2009 contained a clause whereby all nonvested, outstanding options would become fully vested upon the occurrence of a Capitalization Threshold Event. For purposes of these options a “Capitalization Threshold Event” was deemed to have occurred on the first trading day immediately following any sixty consecutive trading day period during which the Company’s market capitalization, including all issued and outstanding common and preferred stock, exceeded $300.0 million. The Capitalization Threshold Event was deemed to have occurred as of December 31, 2010 and 4,531,875 options vested.

The total intrinsic value in the table above represents the total pretax intrinsic value, which is the total difference between the closing price of the Company’s common stock on December 31, 2011 and the exercise price for each in-the-money option that would have been received by the holders if all instruments had been exercised on December 31, 2011. This value fluctuates with the changes in the price of the Company’s common stock. As of December 31, 2011, there was $7.7 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 2.22 years.

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Number	Weighted Average Exercise Price

$1.00 - $1.00	8,351,256	7.09	1.00	6,880,631	1.00
$1.11 - $3.28	2,020,493	5.84	2.06	1,133,368	1.59
$3.29 - $3.99	1,890,350	9.22	3.54	132,350	3.38
$4.08 - $4.95	737,750	8.44	4.36	187,750	4.90
$5.05 - $5.05	50,000	9.07	5.05	—	0.00
$7.40 - $7.40	5,500	5.11	7.40	5,500	7.40
$10.80 - $10.80	12,500	5.59	10.80	12,500	10.80

Total	13,067,849	7.28	1.75	8,352,099	1.22

Other information pertaining to stock options is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Weighted average grant date fair value per share of options	$3.66	$1.00	$0.27
Total intrinsic value of options exercised	$3,044,903	$659,148	$—

Restricted Stock Awards

In April 2008, the Company issued restricted stock awards to certain of its management staff for a total of 841,250 shares of common stock. The vesting schedule for these restricted stock awards was as follows: (i) 33% of the total awarded shares vest on the first date after the grant date that the Company’s “Recognized Revenue” equals $50 million, (ii) 34% of the awarded shares vest on the first date after the grant date that the Company’s Recognized Revenue is greater than $115 million and (iii) 33% of the awarded shares shall vest on the first day after the grant date that the Company’s Recognized Revenue is greater than $150 million. In any event, all outstanding restricted stock awards vested on the third anniversary of the grant date, which was April 2011. For purposes of the vesting schedule, Recognized Revenue is defined as the cumulative gross revenue generated by (i) sales of products that have been delivered to customers of the Company or one of its subsidiaries, or (ii) licensing of the technology developed by the Company or one of its subsidiaries, since January 1, 2008.

On April 28, 2011, the Company issued restricted stock awards to its Chief Executive Officer for a total of 1,000,000 shares of common stock. The vesting schedule for these restricted stock awards is 100% vested on the fourth anniversary of the grant date.

For the years ended December 31, 2011, 2010 and 2009, the Company recorded compensation expense related to restricted stock awards of $484,000, $(14,000) and $2.1 million, respectively.

A summary of nonvested shares of restricted stock awards (“RSAs”) outstanding under the Company’s Equity Plan as of December 31, 2011 and changes during the year then ended is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Nonvested as of December 31, 2010	176,668	$4.90
Granted	1,000,000	3.50
Vested	(135,001)	4.90
Forfeited	(41,667)	4.90

Nonvested as of December 31, 2011	1,000,000	$3.50

The fair value of the restricted stock that vested during the years ended December 31, 2011 and 2010 was $662,000 and $1.1 million, respectively. As of December 31, 2011, there was $2.9 million of unrecognized compensation cost related to restricted stock granted under the Equity Plan.

Stock–Based Compensation Valuation and Expense

The Company accounts for its stock-based compensation plan using the fair value method. The fair value method requires the Company to estimate the grant date fair value of its stock based awards and amortize this fair value to compensation expense over the requisite service period or vesting term. To estimate the fair value of the Company’s stock-based awards the Company currently uses the Black-Scholes pricing model. The determination of the fair value of stock-based awards on the date of grant using an option- pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, the risk-free interest rate and expected dividends. Due to the inherent limitations of option-valuation models available today, including future events that are unpredictable and the estimation process utilized in determining the valuation of the stock-based awards, the ultimate value realized by award holders may vary significantly from the amounts expensed in the Company’s financial statements. For restricted stock awards, grant date fair value is based upon the market price of the Company’s common stock on the date of the grant. This fair value is then amortized to compensation expense over the requisite service period or vesting term.

Stock-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those stock-based awards that are expected to vest. A forfeiture rate is estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

The Company recorded stock option expense of $3.2 million, $3.9 million and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The weighted average assumptions used to value stock option grants were as follows:

	For the Years Ended December 31,
Variable Ranges	2011	2010	2009
Exercise price	$2.50 - $5.05	$1.00 - $3.31	$0.60 - $1.00
Fair market value of the underlying stock on date of grant	$2.50 - $5.05	$0.85 - $3.31	$0.60 - $0.41
Stock Option Grants:
Risk-free interest rate	0.92% - 2.37%	1.33% - 2.61%	2.43% - 3.52%
Expected life, in years	4.00 - 6.25	0.12 - 6.25	10.0
Expected volatility	71.10% - 100.05%	63.4% - 86.1%	75.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected forfeiture rate	8.78%	23.0%	0.0%
Fair value per share	$1.91 - $3.29	$0.29 - $2.28	$0.28 - $0.35

The following describes each of these assumptions and the Company’s methodology for determining each assumption:

Risk-Free Interest Rate

The Company estimates the risk-free interest rate using the U.S. Treasury bill rate with a remaining term equal to the expected life of the award.

Expected Life

The expected life represents the period that the stock option awards are expected to be outstanding derived using the “simplified” method as allowed under the provisions of the SEC’s Staff Accounting Bulletin No. 107 as the Company does not believe it has sufficient historical data to support a more detailed assessment of the estimate.

Expected Volatility

The Company estimates expected volatility based on the historical volatility of the Company’s common stock and its peers.

Expected Dividend Yield

The Company estimates the expected dividend yield by giving consideration to its current dividend policies as well as those anticipated in the future considering the Company’s current plans and projections.

2008 Employee Stock Purchase Plan

On December 23, 2008, the board of directors adopted the Lighting Science Group Corporation 2008 Employee Stock Purchase Program (the “2008 ESPP”). The purpose of the 2008 ESPP was to provide a means through which employees could purchase shares of common stock on an after-tax basis through payroll deductions. All Company employees were eligible to participate and amounts credited to a participant’s account during each payroll period were automatically used to purchase a whole share based on the fair market value of the common stock on the date the shares are purchased. There was no limit on the number of shares that may be purchased under the 2008 ESPP. On February 10, 2011, in conjunction with the board of directors’ adoption of the Lighting Science Group Corporation 2011 Employee Stock Purchase Plan (the “2011 ESPP”), the 2008 ESPP was amended, effective as of March 1, 2011, to prohibit individuals who are eligible to participate in the 2011 ESPP from participating in the 2008 ESPP. During 2011, the Company issued 350 shares of its common stock to certain employees under the 2008 ESPP at $4.13 per share.

2011 Employee Stock Purchase Plan

All employees of the Company and any designated subsidiary are eligible to participate in the 2011 ESPP, subject to certain exceptions. The total number of shares of common stock that may be purchased by eligible employees under the 2011 ESPP is 2,000,000 shares, subject to adjustment. The 2011 ESPP is a qualified employee stock purchase plan under Section 423 of the Code and was approved by the Company’s stockholders at its annual meeting on August 10, 2011.

The purpose of the 2011 ESPP is to provide employees of the Company and designated subsidiaries with an opportunity to acquire a proprietary interest in the Company. Accordingly, the 2011 ESPP offers eligible employees the opportunity to purchase shares of common stock of the Company at a discount to the market value through voluntary systematic payroll deductions. For the initial offering under the 2011 ESPP, a participant may elect to use up to 30% of his or her compensation to purchase whole shares of common stock of the Company, but may not purchase more than 2,000 shares per year. The purchase price for each purchase period will be 85% of the fair market value of a share of common stock of the Company on the purchase date, rounded up to the nearest whole cent. Unless sooner terminated by the board of directors, the 2011 ESPP will remain in effect until December 31, 2020. During 2011, the Company issued 13,705 shares of its common stock to certain employees under the 2011 ESPP at prices ranging from $1.62 to $2.32 per share.

Restructuring Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Restructuring Expenses

NOTE 14. RESTRUCTURING EXPENSES

In May 2012, the Company began implementing a new restructuring plan designed to build upon the restructuring plan initiated in the third quarter of 2011 and further increase efficiencies across the organization and lower its overall cost structure. This restructuring plan included a significant reduction in full time headcount in Mexico, as the Company continued to shift its manufacturing and production work to the Company’s contract manufacturer in Mexico. The Company also replaced seven members of management in the United States, following the completion of the Series H and I Preferred Offering, in May 2012.

For the three and six months ended June 30, 2012, the Company incurred $1.9 million of costs as a result of severance and termination benefits. In addition, the Company recorded an inventory valuation allowance of $12.3 million for both the three and six months ended June 30, 2012, and a provision for expected losses on non-cancelable purchase commitments of $2.7 million for the three and six months ended June 30, 2012, which are included in cost of goods sold.

As of June 30, 2012, the accrued liability associated with the restructuring charges consisted of the following:

	Severance Benefits	Excess Facilities	Total
Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007
Charges	1,851,252	—	1,851,252
Payments	(859,645)	(148,266)	(1,007,911)

Accrued liability as of June 30, 2012	$1,359,775	$26,573	$1,386,348

The remaining accrual as of June 30, 2012 of $1.4 million is expected to be paid during the second half of 2012 and the year ended December 31, 2013.

The restructuring charges are included in the line item restructuring expenses in the consolidated statements of operations and comprehensive loss.

Note 13: Restructuring Expenses

In September 2011, the Company began implementing a restructuring plan designed to further increase efficiencies across the organization and lower the overall cost structure. This restructuring plan included a reduction in full time headcount in the United States, which was completed in October 2011. For the year ended December 31, 2011, the Company incurred $522,000 of costs as a result of severance and termination benefits and a write-down of tooling, production and test equipment of $76,000. In addition, the restructuring plan included recording an inventory valuation allowance of $19.2 million and a provision for losses on purchase commitments of $8.5 million for the year ended December 31, 2011, which are included in cost of goods sold.

In August 2010, the Company announced restructuring plans to increase efficiencies across the organization and lower the overall cost structure. These plans included the consolidation of the Company’s research and development and product development operations, including its California operations to the Company’s headquarters in Satellite Beach, Florida and the restructuring of the European operations from a development and manufacturing business to a sales and marketing business. These restructuring plans included a reduction in full time headcount in the United States and Europe, which was partially completed by December 2010 and was completed in the first quarter of 2011. For the year ended December 31, 2010, the Company incurred $1.7 million of severance and termination benefits and rent costs as a result of the closing of the California offices and a reduction in workforce and relocation to smaller offices in The Netherlands. These expenses were partially offset by the $601,000 gain on the exit of LEDS Japan, the Company’s Japanese operation.

In the second quarter of 2009, the Company determined it would consolidate U.S. operations from four locations to two and moved both the Dallas, Texas based headquarters and the New Jersey based light engine business to Satellite Beach, Florida. In addition, headcount was reduced for the California business. For the year ended December 31, 2009, the Company incurred $950,000 of costs related to severance and termination benefits related to these headcount reductions.

A summary of the restructuring and other costs recognized for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Workforce Reduction	Excess Facilities	Other Exit Costs	Total

Amounts expected to be incurred	$2,185,694	$764,718	$461,648	$3,412,060

Amounts incurred in:
2009	702,625	408,564	—	1,111,189
2010	961,437	356,154	385,243	1,702,834
2011	521,632	—	76,405	598,037

Cumulative amount incurred as of December 31, 2011	$2,185,694	$764,718	$461,648	$3,412,060

The expenses for the year ended December 31, 2010 were partially offset by the $601,000 gain on the exit of LEDS Japan, the Company’s Japanese operation.

As of December 31, 2011 and 2010, the accrued liability associated with the restructuring and other related charges consisted of the following:

	Workforce Reduction	Excess Facilities	Total
Accrued liability as of December 31, 2009	$602,598	$408,565	$1,011,163
Charges	961,438	356,154	1,317,592
Payments	(1,400,259)	(297,412)	(1,697,671)

Accrued liability as of December 31, 2010	$163,777	$467,307	$631,084
Charges	521,632	—	521,632
Payments	(317,241)	(292,468)	(609,709)

Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007

The remaining accrual as of December 31, 2011, of $543,000 is expected to be paid during the year ending December 31, 2012.

The restructuring and other related charges are included in the line item restructuring expenses in the consolidated statement of operations.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 14: Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Accounting for Income Taxes” (“ASC 740”). Deferred income tax assets and liabilities are determined based upon differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The components of the consolidated income tax provision (benefit) from continuing operations are as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes
Domestic	$(88,529,365)	$(280,248,240)	$(41,270,723)
Foreign	(1,905,203)	(16,013,806)	(7,279,206)

Total	$(90,434,568)	$(296,262,046)	$(48,549,929)

Deferred income tax expense (benefit)
Federal	$—	$—	$1,191,588
State	—	—	—
Foreign	—	(1,123,107)	(1,604,590)

Deferred income tax benefit	$—	$(1,123,107)	$(413,002)

Income tax benefit	$—	$(1,123,107)	$(413,002)

The reconciliation of the provision for income taxes from continuing operations at the United States Federal statutory tax rate of 34% is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes	$(90,434,568)	$(296,262,046)	$(48,549,929)

Income tax benefit applying United States federal statutory rate of 34%	$(30,747,753)	$(100,729,096)	$(16,506,976)
State taxes, net of federal benefit	(2,101,978)	(1,862,197)	—

Permanent differences
Accretion of preferred stock	81,399	24,846,275.00	—
Preferred stock dividends	80,860	1,201,830.00	—
Derivative fair value adjustment	—	51,189,560.00	—
Qualified stock option expense	—	754,640.00	—
Goodwill impairment	978,797	—	—
Life insurance proceeds	(2,380,000)	—	—
Other	110,030	—	61,791
Increase in valuation allowance	31,771,303	27,396,343	15,992,522
Change in effective tax rate - United States	2,333,139	(4,138,374)	—
Change in effective tax rate - foreign	266,728	406,760	—
Rate difference between United States federal statutory rate and Netherlands statutory rate	—	2,241,933	577,652
Other	(392,525)	(2,430,781)	(537,991)

Income tax expense (benefit)	$—	$(1,123,107)	$(413,002)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred income taxes are as follows:

	As of December 31,
	2011	2010

Deferred income tax assets
Net operating loss carryforwards	$84,966,611	$62,204,274
Net operating loss carryforwards recorded by foreign subsidiary	2,945,626	2,565,528
Charitable contribution carryforward	31,714	10,348
Stock based compensation	2,190,217	1,517,591
Inventories	6,538,048	1,048,025
Reserve for losses on non-cancelable purchase commitments	1,727,951	—
Accounts receivable	501,188	170,472
Impairment on intangible assets	450,867	—
Warranty liability	191,194	204,942
Accrued vacation	247,767	175,629
Accrued Florida use tax	45,633	—

Total deferred income tax assets	99,836,816	67,896,809
Less: valuation allowance	(99,668,104)	(67,896,809)

Net deferred tax assets	$168,712	$—

Deferred income tax liabilities
Stock losses	$(168,712)	$—

Total deferred income tax liabilities	(168,712)	—

Net deferred tax liabilities	$—	$—

ASC 740 requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all evidence, both positive and negative, management has determined that a $99.7 million valuation allowance as of December 31, 2011 is necessary to reduce the deferred tax assets to the amount that will more likely than not be realized. The change in the valuation allowance for the current year is $31.8 million.

As of December 31, 2011, the Company had tax loss carryforwards available to offset future income taxes, subject to expiration as follows:

Year of Expiration	United States Net Operating Tax Loss Carryforwards	The Netherlands Net Operating Tax Loss Carryforwards

2012	$4,586,864	$—
2016	—	3,869,995
2017	—	4,265,206
2018	13,760,592	4,692,440
2019	2,293,432	1,900,491
2020	1,473,066	—
2021	2,769,043	—
2022	1,840,300	—
2023	2,031,270	—
2024	3,353,481	—
2025	2,293,432	—
2026	2,293,432	—
2027	9,937,230	—
2028	29,631,134	—
2029	33,916,312	—
2030	50,887,617
2031	68,050,710

Total	$229,117,915	$14,728,132

At the time of the reverse merger transaction and resulting change in control, the Company had accumulated approximately $75.0 million in loss carryforwards. As a result of the change in control, the Company is limited by Section 382 of the Internal Revenue Code in the amount of loss carryforwards that it may apply to its taxable income in any tax year. These loss carryforwards expire from 2012 through 2030. To the extent the Company is able to utilize available loss carryforwards that arose from operations in tax years prior to September 26, 2003, any benefit realized will be credited to income tax expense.

The Company recognizes tax benefits from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of December 31, 2011 and 2010, the Company had no unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to income taxes in its income tax provision. The Company has not accrued or paid interest or penalties which were material to its results of operations for the years ended December 31, 2011, 2010 and 2009.

The Company files income tax returns in its U.S. federal jurisdictions and various state jurisdictions. As of December 31, 2011, the Company’s income tax returns prior to 2008 and 2007 are closed to examination for federal and state purposes, respectively. The Company’s 2008 federal income tax return is currently being examined by the Internal Revenue Service. Additionally, income tax returns filed in the Netherlands for the years 2009 and 2010 are being examined by the taxing authorities. The Company does not anticipate any material change in the next 12 months for uncertain tax positions.

Geographic Information	12 Months Ended
Dec. 31, 2011
Geographic Information

Note 15: Geographic Information

For the years ended December 31, 2011, 2010 and 2009, the Company has determined that the United States and the Netherlands were the only regions from which the Company had in excess of 10% of revenue. The following tables set out the total revenue and total assets of the geographical regions:

	For the Years Ended December 31,
Total Revenues by Geographical Region	2011	2010	2009
United States	$101,189,399	$42,223,225	$18,270,531
The Netherlands	6,218,034	8,843,899	10,428,418
Other	1,574,155	2,101,889	2,677,867

	$108,981,588	$53,169,013	$31,376,816

	As of December 31,
Total Assets by Geographical Region	2011	2010
United States	$104,919,955	$64,860,527
Mexico	4,912,973	2,054,782
The Netherlands	2,648,464	4,675,136
Other	2,169,116	902,918

	$114,650,508	$72,493,363

Concentrations of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Concentrations of Credit Risk

NOTE 13. CONCENTRATIONS OF CREDIT RISK

For the three months ended June 30, 2012 and 2011, the Company had two customers whose revenue collectively represented 74% and 67% of total revenue, respectively. For the six months ended June 30, 2012 and 2011, the Company had two customers whose revenue collectively represented 74% and 71% of total revenue, respectively.

As of June 30, 2012 and December 31, 2011, the Company had two customers whose accounts receivable balance collectively represented 64% and 69% of accounts receivables, net of allowances, respectively.

Note 16: Concentrations of Credit Risk

For the years ended December 31, 2011 and 2010, the Company had two customers whose revenue collectively represented 73% and 56% of total revenue, respectively. For the year ended December 31, 2009, the Company had no customers whose revenue was greater than 10% of total revenue.

As of December 31, 2011 and 2010, the Company had two customers whose accounts receivable balance collectively represented 69% and 47% of accounts receivables, net of reserves, respectively.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 15. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is subject to the possibility of loss contingencies arising in its business and such contingencies are accounted for in accordance with ASC Topic 450, "Contingencies.” In determining loss contingencies, the Company considers the possibility of a loss as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss is recorded when it is considered probable that a liability has been incurred and when the amount of loss can be reasonably estimated. The Company is the subject of various pending and threatened claims in the ordinary course of business. The Company believes that any liability resulting from these various claims will not have a material adverse effect on its results of operations or financial condition; however, it is possible that extraordinary or unexpected legal fees could adversely impact our financial results during a particular period. During its ordinary course of business, the Company enters into obligations to defend, indemnify and/or hold harmless various customers, officers, directors, employees, and other third parties. These contractual obligations could give rise to additional litigation costs and involvement in court proceedings.

On June 22, 2012, Geveran Investments Limited (“Geveran”), a stockholder of the Company, filed a lawsuit against the Company and others in the Circuit Court of the 17th Judicial District in Broward County, Florida. The action, styled Geveran Invs. Ltd. v. Lighting Science Group Corp., et al, Cause No. 12-17738(07), names as defendants the Company, J.P. Morgan Securities, L.L.C. (“J.P. Morgan”), Pegasus Capital and a number of related entities, and certain individuals affiliated with the Company, J.P. Morgan and Pegasus Capital. The complaint asserts claims against the defendants for common law negligent misrepresentation and violation of the Florida securities laws. Geveran seeks unspecified damages, rescission of its $25.0 million investment in the Company, as well as recovery of costs and attorneys’ fees. The Company denies liability in connection with this matter and intends to vigorously defend this case.

The Company believes that, subject to the terms and conditions of the relevant policies (including retention and policy limits), Directors and Officers insurance coverage will be available, however, given the unspecified nature of Geveran’s maximum damage claims, such insurance may not be sufficient to cover a judgment in favor of Geveran. In addition to the legal expenses the Company will incur in defending this case, the Company also expects to pay the reasonable legal expenses incurred by the J.P. Morgan defendants in connection with the engagement of J.P. Morgan as placement agent for certain of the Company’s offerings. The engagement letter executed with J.P. Morgan provides that the Company will indemnify the J.P. Morgan defendants from liabilities relating to J.P. Morgan’s activities as placement agent, unless such activities are finally judicially determined to have resulted from J.P. Morgan’s bad faith, gross negligence or willful misconduct.

Because the case is at a very early stage, it is not yet possible to determine the probability of an adverse outcome, and the amount of possible loss, if any, cannot be reasonably estimated.

Note 17: Commitments and Contingencies

Purchase Commitments

As of December 31, 2011, the Company had $45.2 million in purchase commitments, which are generally non-cancellable.

Lease Commitments

As of December 31, 2011, the Company had the following commitments under operating leases for property and equipment for each of the next five years:

Year	Amount
2012	$2,006,155
2013	650,755
2014	466,558
2015	98,152
2016	38,174
Thereafter	—

$3,259,794

During the years ended December 31, 2011, 2010 and 2009, the Company incurred rent expense of $2.6 million, $1.4 million and $1.5 million, respectively.

Agreements with Contract Manufacturers

The Company currently depends on a small number of contract manufacturers to manufacture its products. If any of these contract manufacturers were to terminate their agreements with the Company or fail to provide the required capacity and quality on a timely basis, the Company may be unable to manufacture and ship products until replacement contract manufacturing services could be obtained.

Other Contingencies

In the ordinary course of business, the Company and its subsidiaries are routinely defendants in or parties to pending and threatened legal actions and proceedings. In accordance with applicable accounting guidance, the Company establishes an accrued liability for litigation and regulatory matters when those matters present loss contingencies that are both probable and estimable. In such cases, there may be an exposure to loss in excess of any amounts accrued. When a loss contingency is not both probable and estimable, the Company does not establish an accrued liability. As a litigation or regulatory matter develops, the Company, in conjunction with counsel handling the matter, evaluates on an ongoing basis whether such matter presents a loss contingency that is probable and estimable. If, at the time of evaluation, the loss contingency related to a litigation or regulatory matter is not both probable and estimable, the matter will continue to be monitored for further developments that would make such loss contingency both probable and estimable. Once the loss contingency related to a litigation or regulatory matter is deemed to be both probable and estimable, the Company will establish an accrued liability with respect to such loss contingency and record a corresponding amount of litigation-related expense. The Company continues to monitor matters for further developments that could affect the amount of the accrued liability that has been previously established.

During October 2011, the Company was notified of a contract dispute with one of its customers of LSGBV that seeks monetary damages of $1.2 million. Because of the inherent uncertainties associated with the matter, including the early stage, the Company can only estimate a possible range of loss of zero to $1.2 million, and accordingly, no amounts have been provided in the Company’s financial statements. The Company believes it has meritorious defenses to the allegations, and the Company intends to vigorously defend against the allegations.

Defined Contribution Plan	12 Months Ended
Dec. 31, 2011
Defined Contribution Plan

Note 18: Defined Contribution Plan

The Company has a qualified 401(k) plan (the “401(k) Plan”) covering substantially all employees in the United States. The 401(k) Plan was established under Internal Revenue Code Section 401(k). As of January 1, 2011, the Company began matching 50% of the first 6% of employee contributions and for the year ended December 31, 2011, the Company contributed $194,000 to the 401(k) Plan. No contributions were made to the 401(k) Plan for the years ended December 31, 2010 or 2009.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data

Note 19: Quarterly Financial Data (Unaudited)

The following is a summary of the Company’s consolidated quarterly results of operations for each of the years ended December 31, 2011 and 2010:

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Revenue	$21,218,416	$23,441,614	$27,350,283	$36,971,275
Gross margin	(1,518,969)	1,375,859	(25,126,342)	5,063,895
Net loss	(16,361,792)	(7,180,563)	(49,084,542)	(17,807,671)
Basic and diluted net loss per weighted average common share	$(0.10)	$(0.04)	$(0.25)	$(0.09)

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Revenue	$5,433,944	$9,759,159	$15,137,902	$22,838,008
Gross margin	1,122,500	(774,671)	(1,658,756)	(4,541,911)
Net loss	(13,593,828)	(112,082,211)	(56,698,794)	(112,764,106)
Basic and diluted net loss per weighted average common share	$(0.47)	$(3.70)	$(1.85)	$(1.32)

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

Note 20: Valuation and Qualifying Accounts

Valuation and qualifying accounts deducted from the assets to which they apply	Balance as of Beginning of Period	Currency Translation Adjustments	Additions Charged to Costs and Expenses	Additions Charged (Credited) to Other Accounts	Deductions from Allowances	Balance as of End of Period
Allowance for doubtful accounts
2011	$851,191	(9,133)	2,001,614	—	(1,330,061)	$1,513,611
2010	$620,664	(28,275)	604,761	—	(345,959)	$851,191
2009	$995,462	(6,765)	747,828	—	(1,115,861)	$620,664

Inventory valuation allowance
2011	$4,338,665	(32,485)	20,537,341	2,743,170	(7,844,811)	$19,741,880
2010	$7,842,604	(230,112)	2,691,787	—	(5,965,614)	$4,338,665
2009	$4,864,532	38,349	4,451,542	—	(1,511,819)	$7,842,604

Provision for purchase commitments
2011	$—	—	8,549,202	(2,743,170)	—	$5,806,032
2010	$—	—	—	—	—	$—
2009	$—	—	—	—	—	$—

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS	NOTE 16. SUBSEQUENT EVENTS On August 10, 2012, the Company closed a tender offer pursuant to which the Company proposed to exchange all of its outstanding Series D Warrants for its common stock.

Note 21: Subsequent Events

From January 1, 2012 through April 13, 2012, the Company issued an aggregate of 12,250 units of its Series G Preferred Units for total proceeds of $12.3 million. Each Series G Unit consists of: (i) one share of the Series G Preferred Stock (the “Series G Preferred Stock”) and (ii) 83 shares of common stock.

Of the 46,358 Series G Units issued through April 13, 2012, the Company issued 5,000 units of its Series G Units to Continental Casualty Company (“Continental”) on January 17, 2012, for total proceeds of $5.0 million. As partial consideration for Continental’s purchase of the Series G Units, LSGC Holdings agreed to certain amendments to the terms of the senior preferred membership interests in LSGC Holdings held by Continental. In addition, LSGC Holdings may be obligated to redeem the preferred membership interests if the Company (i) incurs aggregate indebtedness that exceeds (a) the indebtedness permitted under its working capital facility, not to exceed $75.0 million in total credit thereunder and (b) such additional unsecured indebtedness that when aggregated with such working capital facility, if any, exceed 300% of its earnings before interest, taxes, depreciation and amortization for the last 12 months or (ii) the Company issues outstanding preferred equity securities having an original principal amount of over $80.0 million in the aggregate. On January 17, 2012, in consideration for LSGC Holdings’ agreement to amend the preferred membership interest held by Continental, the Company entered into a letter agreement with LSGC Holdings pursuant to which it agreed to indemnify LSGC Holdings and its affiliates for any and all losses or damages as a result of any breach of, or redemption obligation arising, in connection, with the LSGC Holdings preferred membership interests held by Continental arising out of or relating to the Company’s incurrence of indebtedness in excess of the applicable cap or issuance of preferred equity securities in excess of the applicable cap. Pursuant to the letter agreement, the Company also agreed to pay Pegasus IV a fee of $250,000 for expenses incurred by Pegasus IV and its affiliates related to the Private Placements.

Through April 13, 2012, 15,650 and 12,958 Series G Units have been issued to PCA Holdings and Holdings II, respectively, for total proceeds of $15.7 million and $13.0 million, respectively, and 4,500 Series G Units have been issued to Leon Wagner, a member of the board of directors, for total proceeds of $4.5 million.

DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS	6 Months Ended
Jun. 30, 2012
DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS

NOTE 4. DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS

Inventories

Inventories consist of the following:

	As of June 30, 2012	As of December 31, 2011
Raw materials and components	$21,595,959	$33,050,569
Work-in-process	4,181,938	3,196,654
Finished goods	14,164,255	8,640,316

Total inventory, net	$39,942,152	$44,887,539

In May 2012, the Company began implementing a new restructuring plan designed to build upon the restructuring plan initiated in the third quarter of 2011 and further increase efficiencies across the organization and lower the overall cost structure. As part of this restructuring plan, the Company accelerated its focus on the next generation of products, which it expects to launch in the third quarter of 2012, and initiated the end-of-life planning for certain of its current generation of products. As a result, the Company recorded an inventory valuation allowance of $12.3 million related to components and products utilized in its current generation of products and a provision for losses on non-cancelable purchase commitments of $2.7 million related to such components for the three and six months ended June 30, 2012, which are included in cost of goods sold. As of June 30, 2012 and December 31, 2011, inventories are stated net of inventory allowances of $29.0 million and $19.7 million, respectively. The Company considered a number of factors in estimating the required inventory allowances, including (i) the focus of the business on the next generation of the Company’s products with lower cost technologies, (ii) the strategic focus on core products to meet the demands of key customers and (iii) the expected demand for the Company’s current generation of products approaching the end of their lifecycle upon the introduction of the next generation of products.

Property and Equipment, Net

Property and equipment, net consists of the following:

	As of June 30, 2012	As of December 31, 2011
Leasehold improvements	$1,768,879	$1,585,126
Office furniture and equipment	910,165	1,186,260
Computer hardware and software	6,561,274	6,365,630
Tooling, production and test equipment	18,349,924	16,058,742
Construction-in-process	2,711,757	1,546,524

Total property and equipment	30,301,999	26,742,282
Accumulated depreciation	(10,300,618)	(6,146,559)

Total property and equipment, net	$20,001,381	$20,595,723

Depreciation related to property and equipment was $2.3 million and $805,000 for the three months ended June 30, 2012 and 2011, respectively. Depreciation related to property and equipment was $4.2 million and $1.4 million for the six months ended June 30, 2012 and 2011, respectively.

LINES OF CREDIT	6 Months Ended
Jun. 30, 2012
LINES OF CREDIT

NOTE 6. LINES OF CREDIT

The Company and its subsidiaries had the following balances outstanding under lines of credit and other short-term debt facilities:

	Balance Outstanding as of
Facility	June 30, 2012	December 31, 2011
ABN AMRO Bank, revolving line of credit	$—	$34,732
IFN Finance, working capital line	279,128	372,422
Wells Fargo, revolving line of credit	27,896,338	33,820,134

	$28,175,466	$34,227,288

ABN AMRO Bank

On February 29, 2012, the Company repaid the outstanding balance of its credit facility with ABN AMRO Bank N.V. (“ABN AMRO”) and closed the facility. ABN AMRO had a senior security interest in the inventory and property and equipment of LSGBV and a secondary interest in the accounts receivable of LSGBV after IFN Finance.

IFN Finance

As of June 30, 2012, the maximum borrowing capacity on the IFN Finance facility was €1.5 million, or $1.9 million, and availability was based on 75% of the value of LSGBV’s eligible trade receivables. As of June 30, 2012, qualified collateral consisted of $469,000 of accounts receivable. Interest is payable monthly on this facility and the interest rate was 6.70% per annum as of June 30, 2012. Borrowings under the IFN Finance facility are payable on demand. IFN Finance has a senior security interest in all accounts receivable of LSGBV.

Wells Fargo

As of June 30, 2012, the Wells Fargo ABL provided the Company with borrowing capacity of up to $50.0 million equal to the sum of (i) 85% of its eligible accounts receivable plus $7.5 million of eligible inventory less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time pursuant to the Wells Fargo ABL, plus (ii) Qualified Cash, plus (iii) the amount of the Ares Letter of Credit Facility. As of June 30, 2012, the Company had $27.9 million outstanding under the Wells Fargo ABL and additional borrowing capacity of $21.8 million.

As of June 30, 2012, qualified collateral included $13.9 million of accounts receivable, $18.0 million of inventory and $5.0 million of Qualified Cash. Borrowings under the Wells Fargo ABL bear interest at one of the following two rates (at the Company’s election): (a) the sum of (1) the greater of: (x) the federal funds rate plus 0.50%, (y) the daily three month LIBOR rate plus 1.0% and (z) Wells Fargo’s prime rate; and (2) 0.75%, 1.25% or 1.75%, as applicable, depending on the amount available for borrowing under the facility and subject to any reserves established by Wells Fargo in accordance with the terms of the Wells Fargo ABL; or (b) the sum of the daily three month LIBOR rate plus 3.0%, 3.5% or 4.0%, as applicable, depending on the amount available for borrowing under the facility and subject to any reserves established by Wells Fargo in accordance with the terms of the facility. The interest rate was 4.46% as of June 30, 2012.

The Company is required to pay certain fees, including an unused line fee ranging from 0.375% to 1.0% of the unused portion of the facility. Outstanding loans may be prepaid without penalty or premium, except that the Company is required to pay a termination fee ranging from $250,000 to $500,000 (depending on the date of termination) if the Wells Fargo ABL is terminated by the Company prior to the scheduled maturity date of November 22, 2013 or by Wells Fargo during a default period.

The Wells Fargo ABL contains financial covenants that limit the Company’s ability to incur additional indebtedness or guaranty indebtedness of others, create liens on the Company’s assets, enter into mergers or consolidations, dispose of assets, prepay indebtedness or make changes to the Company’s governing documents and certain agreements, pay dividends or make other distributions on the Company’s capital stock, redeem or repurchase capital stock, make investments, including acquisitions and enter into certain transactions with affiliates. The Company is at all times required to maintain (i) a Borrowing Base that exceeds by at least $5.0 million the amount of its outstanding borrowings under the Wells Fargo ABL and (ii) $5.0 million of Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing on the Wells Fargo ABL. The Wells Fargo ABL also contains customary events of default and affirmative covenants, a subjective acceleration clause, a lockbox requirement and cross default provisions.

On February 24, 2012, the Company entered into Amendment No. 5 (“Amendment No. 5”) to the Wells Fargo ABL, and increased the maximum amount of authorized advances or payments to or for the benefit of its wholly-owned subsidiary, Lighting Science Group Mexico S. de R.L. de C.V. (“LSG Mexico”), in each month from $750,000 to (i) $860,000 for the month ended December 31, 2011, (ii) $1.4 million per month for the period from January 1, 2012 through March 31, 2012, (iii) $1.5 million per month for the period from April 1, 2012 through September 30, 2012, and (iv) $1.8 million per month for October 1, 2012 and for each month thereafter. Amendment No. 5 also provides the Company with borrowing base eligibility for additional accounts receivable. The Company paid Wells Fargo a fee of $5,000 in connection with this amendment.

Ares Capital

On September 21, 2011, the Company entered into the Ares Letter of Credit Facility, a $25.0 million standby letter of credit issued by Ares Capital, in favor of Wells Fargo for the benefit of the Company. As a condition to Ares Capital’s agreement to provide the Ares Letter of Credit Facility for the benefit of the Company, the Company entered into the Second Lien Letter of Credit, Loan and Security Agreement (the “Ares Loan Agreement”) with Ares Capital. In accordance with the Ares Loan Agreement, the Company agreed to reimburse Ares Capital for any amounts drawn on the Ares Letter of Credit Facility and to permanently reduce the face amount of the Ares Letter of Credit Facility by such amount. Further, the Company agreed that any such reimbursement obligation would automatically convert into a term loan (an “Ares Term Loan”) by Ares Capital to the Company secured by substantially all of the assets of the Company. The Ares Letter of Credit Facility may only be used to collateralize borrowings pursuant to the Wells Fargo ABL.

Interest on any Ares Term Loan accrues at either (at the Company’s election): (a) 9.0% per annum plus the greater of (i) The Wall Street Journal prime rate, (ii) the sum of 0.50% per annum and the federal funds rate and (iii) the sum of 1.0% per annum and the higher of the daily one month LIBOR rate and 1.5% per annum; or (b) 10.0% per annum plus the greater of (i) 1.5% per annum and (ii) the daily one-month LIBOR rate. The Company is required to pay certain fees to Ares Capital under the Ares Loan Agreement including: (a) an annual administrative fee of $50,000, payable quarterly in advance; (b) a quarterly fronting fee equal to the product of the average daily undrawn face amount of the Ares Letter of Credit Facility multiplied by 0.75% per annum; and (c) a quarterly letter of credit fee equal to the product of the average daily undrawn face amount of the Ares Letter of Credit Facility multiplied by 10.0% per annum.

SERIES H AND SERIES I REDEEMABLE CONVERTIBLE PREFERRED STOCK	6 Months Ended
Jun. 30, 2012
SERIES H AND SERIES I REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 8. SERIES H AND SERIES I REDEEMABLE CONVERTIBLE PREFERRED STOCK

Series H and I Preferred Stock

On May 25, 2012, the Company entered into the Series H and I Subscription Agreement with Riverwood and certain other accredited investors. Pursuant to the Series H and I Subscription Agreement, the Company issued an aggregate of 60,705 shares of Series H Preferred Stock and 6,364 shares of Series I Preferred Stock at a price of $1,000 (the “Stated Value”) per Preferred Share. The Company raised gross proceeds of $67.1 million in the Series H and I Preferred Offering.

The Preferred Shares are entitled to dividends of the same type as any dividends or other distribution of any kind payable or to be made on outstanding shares of common stock, on an as converted basis. Each Preferred Share is convertible at any time, at the election of the holder thereof, into the number of shares of common stock (the “Optional Conversion Shares”) equal to the quotient obtained by dividing (a) the Stated Value of such Preferred Share by (b) the $1.18 conversion price, subject to certain adjustments. The fair market value of the common stock was $1.50 per share on the date of the Series H and I Preferred Offering. Consequently, the difference between the conversion price of $1.18 and the fair market value of the common stock of $1.50, multiplied by the number of issuable common shares upon conversion, was recorded as a deemed dividend due to the beneficial conversion feature with an increase of $17.7 million and $16.9 million to the Series H Preferred Stock and Series I Preferred Stock, respectively, and an offset of $34.6 million to additional paid-in capital as of May 25, 2012.

Upon the consummation of an underwritten public offering (a “QPO”) where (i) the gross proceeds received by the Company and any selling stockholders in the offering are no less than $100 million and (ii) the market capitalization of the Company immediately after consummation of the offering is no less than $500 million, each outstanding Preferred Share will automatically convert into the number of shares of common stock equal to the greater of (a) the number of Optional Conversion Shares or (b) the quotient obtained by dividing (i) the Returned Value (as defined below) by (ii) the price per share of common stock paid by the public in the QPO.

At any time on or after November 25, 2015, so long as the “Primary Investor” (as defined in the certificate of designation governing the Series H Preferred Stock (the “Series H Certificate of Designation”) and Series I Preferred Stock (the “Series I Certificate of Designation”), respectively) of the respective series of Preferred Shares beneficially owns any shares of such series of Preferred Shares, the respective primary investor will have the right to require the Company to redeem all or a portion of such primary investor’s Preferred Shares for an amount in cash equal to the Liquidation Amount (as defined below) of such Preferred Shares (the “Optional Redemption Right”). If the Primary Investor of a series of the Preferred Shares elects to exercise its Optional Redemption Right, all other holders of such series of Preferred Shares will have the right (the “Contingent Redemption Right”) to have all or any portion of their Preferred Shares redeemed for an amount in cash equal to the Liquidation Amount of such Preferred Shares.

After the Primary Investor of a series of Preferred Shares no longer beneficially owns any shares of such series of Preferred Shares, each holder of such series will have the right, at any time thereafter, to require the Company to redeem all or a portion of such holder’s Preferred Shares for an amount in cash equal to the Liquidation Amount of such Preferred Shares. Each holder of Preferred Shares may also require the Company to redeem all or a portion of such holder’s Preferred Shares for an amount in cash equal to the Liquidation Amount upon the occurrence of a Redemption Event or a Change of Control (each as defined in the Series H Certificate of Designation and Series I Certificate of Designation). The Company may not redeem, or be required to redeem, any Preferred Shares for so long as such redemption would result in an event of default under the Wells Fargo ABL or the Ares Loan Agreement.

The “Liquidation Amount” of each Preferred Share is equal to the greater of (a) the fair market value of the Optional Conversion Shares and (b) if the applicable reference date occurs (i) on or prior to the one year anniversary of the original date of issuance, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 1.5; (ii) subsequent to the one year anniversary of the original date of issuance and on or prior to the two year anniversary of the original date of issuance, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 1.75; and (iii) subsequent to the two year anniversary of the original date of issuance, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 2.0 (collectively, the “Returned Value”).

In accordance with ASC 480, “Distinguishing Liabilities from Equity,” the Preferred Shares are recorded as mezzanine equity as the Preferred Shares have certain conditions that allow the holder to redeem the shares for cash, and for which redemption is not solely within the control of the Company. In accordance with ASC 480-10-S99, the Company will recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the Preferred Shares to equal the redemption value at the end of each reporting period. The Preferred Shares were recorded at redemption value as of May 25, 2012, which included a deemed dividend due to the redemption feature and recording an increase of $66.2 million and $47.7 million to the Series H Preferred Stock and Series I Preferred Stock, respectively, and an offset of $113.9 million to additional paid-in capital. There was no change in the redemption value as of June 30, 2012.

Rollover Offering

As a result of the consummation of the Series H and I Preferred Offering, and the issuance of the Preferred Shares in connection therewith, PCA Holdings, Holdings II, Leon Wagner, Continental and certain other holders of the Company’s Series G Preferred Stock were entitled to elect to convert (the “Conversion Right”) all or less than all of their shares of Series G Preferred Stock into the number of shares of Series H Preferred Stock or Series I Preferred Stock equal to the quotient obtained by dividing (i) the aggregate liquidation value of such holders outstanding shares of Series G Preferred Stock by (ii) the Stated Value (the “Rollover Offering”).

Pursuant to the Conversion Right, (a) each of PCA Holdings and Holdings II converted all 17,650 and 14,958 of their shares of Series G Preferred Stock, respectively, into 18,314 and 15,575 shares of Series I Preferred Stock, respectively; (b) Mr. Wagner converted all 6,500 of his shares of Series G Preferred Stock into 6,649 shares of Series I Preferred Stock, (c) Continental converted all 5,000 of its shares of Series G Preferred Stock into 5,176 shares of Series I Preferred Stock and (d) the remaining holders of Series G Preferred Stock collectively converted all 8,250 of the remaining shares of Series G Preferred Stock into 4,346 shares of Series H Preferred Stock and 4,281 shares of Series I Preferred Stock. In total, the Company issued 4,346 shares of Series H Preferred Stock and 50,001 shares of Series I Preferred Stock pursuant to the Rollover Offering.

Settlement of Repurchase Obligation

Following consummation of the Series H and I Preferred Offering, the amount of preferred equity issued by the Company exceeded $80.0 million, and, as a result, LSGC Holdings, a related party, was required to redeem 15,000,000 of its issued and outstanding senior preferred member interests held by Continental (the “LSGC Holdings Class C Interests”) pursuant to an existing agreement between such parties. See Note 9 for a discussion of the Repurchase Obligation agreement. As previously disclosed, pursuant to that certain letter agreement, dated January 17, 2012, from the Company to LSGC Holdings (the “LSGC Letter Agreement”), the Company agreed to indemnify LSGC Holdings for, among other things, the cost of redeeming the LSGC Holdings Class C Interests (the “Repurchase Obligation”) in the event that the Company issued preferred equity securities in excess of $80.0 million. Additionally, under the terms of the LSGC Letter Agreement, in the event that the Company would be required to indemnify LSGC Holdings under the LSGC Letter Agreement, LSGC Holdings agreed to surrender 3,750,000 shares of common stock to the Company less any shares of common stock previously distributed by LSGC Holdings to Continental.

On May 25, 2012, in conjunction with the Series H and I Preferred Offering, the Company, LSGC Holdings and Continental entered into that certain Exchange and Redemption Agreement (the “Exchange Agreement”) to, among other things, facilitate LSGC Holdings redemption of the LSGC Holdings Class C Interests and common stock held by Continental, the Company’s indemnification payment to LSGC Holdings and LSGC Holdings, surrender of shares of common stock to the Company in accordance with the LSGC Letter Agreement. Pursuant to the Exchange Agreement, (a) the Company made a $16.2 million indemnification payment directly to Continental, which amount represented the cost to redeem the LSGC Holdings Class C Interests. The payment consisted of: (i) a cash payment of $10.2 million, and (ii) in lieu of an additional $6.0 million in cash, 6,000 shares of Series I Preferred Stock at the Stated Value. Continental also surrendered the LSGC Holdings Class C Interests to LSGC Holdings and LSGC Holdings surrendered a total of 2,505,000 shares of common stock with a fair value of $3.8 million to the Company.

Riverwood Warrant

The Riverwood Warrant was issued to Riverwood Management on May 25, 2012, in consideration of the Riverwood Services provided in connection with the Series H and I Preferred Offering to be consummated. The Riverwood Warrant represents the right to purchase 18,092,511 shares of common stock at an exercise price to be determined on the date of exercise. The exercise price will be equal to the difference obtained by subtracting (a) the fair market value for each share of common stock on the day immediately preceding the date of exercise and (b) the quotient obtained by dividing (i) 5% of the amount by which the total equity value of the Company exceeds $500 million by (ii) the number of shares of common stock underlying the Riverwood Warrant. The Riverwood Warrant provides for certain anti-dilution adjustments and if unexercised, expires on May 25, 2022.

The Riverwood Warrant is considered a derivative financial instrument in accordance with ASC 815-10-15, “Derivatives and Hedging” due to the variable nature of the warrant exercise price. The Riverwood Warrant was recorded as a liability at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The change in fair value of the Riverwood Warrant was $362,000 for the three and six months ended June 30, 2012 and was included in the increase in fair value of liabilities under derivative contracts in the consolidated statement of operations and comprehensive loss. The change in fair value as of June 30, 2012 was due primarily to fluctuations in the price of the Company’s underlying common stock.

SERIES G PREFERRED UNITS AND REPURCHASE OBLIGATION	6 Months Ended
Jun. 30, 2012
SERIES G PREFERRED UNITS AND REPURCHASE OBLIGATION

NOTE 9. SERIES G PREFERRED UNITS AND REPURCHASE OBLIGATION

Series G Preferred Units

On December 1, 2011, the Company entered into a Series G Preferred Unit Subscription Agreement (the “Series G Subscription Agreement”) with PCA Holdings, Pegasus IV, Holdings II, and certain accredited investors (together with Pegasus IV, PCA Holdings, Holdings II and any additional investors that may become party to the Series G Subscription Agreement, the “Series G Purchasers”). Pursuant to the Series G Subscription Agreement, the Company issued an aggregate of 39,358 Series G Preferred Units at a price per Series G Preferred Unit of $1,000 between December 2011 and March 2012. Between February and May 2012, the Company issued an additional 13,000 Series G Preferred Units to PCA Holdings, Holdings II and Leon Wagner, a member of the Company’s board of directors, pursuant to subscription agreements substantially in the form of the Series G Subscription Agreement at a price per Series G Preferred Unit of $1,000.

The Company issued an aggregate of 52,358 Series G Preferred Units for total consideration of $52.4 million. Holdings II purchased an aggregate of 14,958 Series G Preferred Units; PCA Holdings purchased an aggregate of 17,650 Series G Preferred Units; Leon Wagner purchased an aggregate of 6,500 Series G Preferred Units and the additional accredited investors purchased an aggregate of 13,250 Series G Preferred Units. In accordance with ASC 480, “Distinguishing Liabilities from Equity,” the Series G Preferred Stock was recorded initially at fair value as a liability as the Series G Preferred Stock may require settlement in a variable number of shares of common stock. Subsequent to initial recognition, the Series G Preferred Stock was recorded at the present value of the amount to be paid at settlement, accruing interest cost using the rate implicit at inception. The common stock was recorded to equity at fair value and was not subsequently revalued. The difference between the amount recorded at issuance and the original issuance price was being accreted using the effective interest method over the term of the Series G Preferred Stock. Accretion of Series G Preferred Stock was $6.8 million and $7.5 million for the three and six months ended June 30, 2012. In conjunction with the Series H and I Preferred Offering, the Company recognized $6.3 million as a loss on the conversion of the Series G Preferred Stock, which is included in the accretion of preferred stock for the three and six months ended June 30, 2012.

As of December 31, 2011, 34,108 Series G Preferred Units were issued and outstanding and the Company had raised an aggregate of $34.1 million pursuant to the sale of Series G Preferred Units. From January 1, 2012 through May 18, 2012, the Company issued an additional 18,250 Series G Preferred Units for total proceeds of $18.3 million.

Pursuant to the Series G Subscription Agreement, if, at any time while shares of Series G Preferred Stock remained outstanding, the Company issued securities (other than pursuant to the Company’s equity-based compensation plans) that resulted in gross proceeds to the Company of at least $50.0 million (a “Series G Subsequent Issuance”), the Company was required to notify all holders of Series G Preferred Stock of the terms and conditions of such Series G Subsequent Issuance. Upon the consummation of the Series H and I Preferred Offering, the Company completed the required notification and, as described above, and pursuant to the Rollover Offering, all holders of Series G Preferred Stock converted their shares of Series G Preferred Stock into a number of shares of Series H Preferred Stock or Series I Preferred Stock (at the holder’s election) equal to the quotient obtained by dividing the aggregate liquidation value of the outstanding shares of Series G Preferred Stock held by each holder by the Stated Value. Each holder retained all of the shares of common stock issued as part of the Series G Preferred Units. Upon this conversion of the Series G Preferred Stock, each share of Series G Preferred Stock was valued at its accrued value, which included the initial fair value plus any dividends accrued through the date of conversion.

Series G Preferred Stock Annual Cumulative Dividend

Each share of Series G Preferred Stock was entitled to an annual cumulative dividend of, (i) initially, 10.0%, (ii) commencing on November 17, 2012, 15.0%, and (iii) commencing on February 21, 2014, 18.0%, on the accrued value of such share. The dividend accrued daily and was scheduled to compound on (i) November 17, 2012 and, (ii) from and after November 17, 2012, December 31 and June 30 of each year.

The dividend was scheduled to accrue over the term of the Series G Preferred Stock on a weighted average rate based upon the applicable dividend rate over the term. On each dividend payment date subsequent to November 17, 2012, such dividend was required to be paid to each holder in cash semi-annually in arrears. The Company is only required to pay such dividend in cash to the extent that such payment would not result in an event of default under the Company’s (i) Wells Fargo ABL or (ii) Ares Loan Agreement. Any dividend that was scheduled to accrue on or after November 17, 2012, and was required to be paid in cash but was not actually paid in cash, was to continue to accrue and compound and be added to the accrued value of the Series G Preferred Stock.

During the three and six months ended June 30, 2012, the Company accrued and expensed $777,000 and $1.8 million of dividends on the Series G Preferred Stock.

Repurchase Obligation

In May 2011, the Company entered into an agreement with LSGC Holdings pursuant to which LSGC Holdings agreed to purchase 3,750,000 shares of the Company’s common stock at a purchase price of $4.00 per share (the “Holdings Placement”). This purchase was completed on May 26, 2011 and generated net proceeds, after deducting placement agent commissions, of $14.4 million. To facilitate the Holdings Placement in May 2011, LSGC Holdings issued 15,000,000 LSGC Holdings Class C Interests and distributed 562,500 shares of common stock of the Company, to Continental for $15.0 million.

On January 17, 2012, in connection with Continental’s purchase of 5,000 Series G Preferred Units from the Company for $5.0 million, LSGC Holdings agreed to certain amendments to the terms of the LSGC Holdings Class C Interests held by Continental, including to increase the interest rate on the LSGC Holdings Class C Interests and to distribute 682,500 additional shares of common stock of the Company to Continental (the “Class C Amendments”). In addition, pursuant to the terms of the agreement governing the Holding Placement, LSGC Holdings may be obligated to redeem the LSGC Holdings Class C Interests if the Company (i) incurred aggregate indebtedness that exceeded (a) the indebtedness permitted under the Wells Fargo ABL, not to exceed $75.0 million in total credit thereunder and (b) such additional unsecured indebtedness that when aggregated with such working capital facility, if any, exceeded 300% of its earnings before interest, taxes, depreciation and amortization for the preceding 12 months or (ii) the Company issued outstanding preferred equity securities having an original principal amount of more than $80.0 million in the aggregate.

On January 17, 2012, in connection with the Class C Amendments, the Company entered into the LSGC Letter Agreement with LSGC Holdings pursuant to which it agreed to the Repurchase Obligation arising out of or relating to the Company’s incurrence of indebtedness in excess of the applicable cap or issuance of preferred equity securities in excess of the applicable cap in the Class C Amendments. In exchange, LSGC Holdings agreed to return to the Company 3,750,000 shares of common stock less any shares of common stock that had been previously distributed to Continental (or 2,505,000 shares common stock) in the event the Company was required to settle the Repurchase Obligation. Pursuant to the LSGC Letter Agreement, the Company also agreed to pay Pegasus IV a fee of $250,000 for expenses incurred by Pegasus IV and its affiliates related to these transactions. This fee was recognized as interest expense over the life of the Series G Preferred Units. For the three and six months ended June 30, 2012, the Company recognized related party interest expense of $227,000 and $250,000, respectively.

The Repurchase Obligation was determined to be a financial instrument that may require the repurchase of common stock based on the contingent events described above. The Repurchase Obligation was recorded initially at fair value as a liability with an offset to additional paid-in capital. Subsequent changes in fair value of the Repurchase Obligation were also measured and recorded at the end of each period in the Company’s consolidated financial statements. The terms of the Repurchase Obligation required the Company to repurchase its common stock held by LSGC Holdings, an entity that is controlled by Pegasus Capital, for an amount that exceeded the fair value of the underlying common stock. The fair value of the Repurchase Obligation is considered a deemed dividend to the Company’s controlling stockholder. The deemed dividend is applicable only to the shares held by Pegasus Capital and its affiliates and as a result, for financial reporting purposes only, creates a separate class of common stock referred to herein as the Company’s common stock attributable to controlling shareholders. As of May 25, 2012, pursuant to the Exchange Agreement, the Company made the required indemnification payments and completed the repurchase of its common stock, fulfilling the Repurchase Obligation. On May 25, 2012, the fair value of the Repurchase Obligation was $12.5 million and the change in fair value of the Repurchase Obligation for the periods from April 1, 2012 through May 25, 2012 and from the date of issuance on January 17, 2012 through May 25, 2012, were $(1.2 million) and $388,000, respectively, and was recorded as deemed dividends with a corresponding offset to additional paid in capital. Prior to fulfillment of the Repurchase Obligation, the fair value of the Repurchase Obligation was based on the probability of required settlement of the contractual terms of the LSGC Holdings Class C Interest of LSGC Holdings less the fair value of the common stock of the Company that it would receive upon settlement. As of May 25, 2012, the fair value of the Repurchase Obligation was based on the actual settlement terms, less the fair value of the common stock received. The terms of the LSGC Letter Agreement and the related Repurchase Obligation resulted in the establishment of two classes of common stock, for financial reporting purposes only, with common stock attributable to controlling shareholders representing all common stock beneficially owned by Pegasus Capital and its affiliates and common stock attributable to noncontrolling shareholders representing the minority interest stockholders.

EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2012
EARNINGS (LOSS) PER SHARE

NOTE 11: EARNINGS (LOSS) PER SHARE

Upon issuance of the LSGC Letter Agreement on January 17, 2012, the Company determined that two classes of common stock had been established for financial reporting purposes only, with common stock attributable to controlling shareholders representing shares beneficially owned and controlled by Pegasus Capital and its affiliates and the common stock attributable to noncontrolling shareholders representing the minority interest shareholders. For the three and six months ended June 30, 2012, the Company computed net loss per share of noncontrolling shareholders and controlling shareholders common stock using the two-class method. For the three and six months ended June 30, 2011, the Company had a single class of common shares outstanding for financial reporting purposes only. Net loss from operations is initially allocated based on the underlying common shares held by controlling and noncontrolling shareholders. The allocation of the net losses attributable to the common stock attributable to controlling shareholders is then reduced by the amount of the deemed dividend related to the Repurchase Obligation, while the allocation of net losses attributable to the common stock attributable to noncontrolling shareholders is increased by the amount of the deemed dividend related to the Repurchase Obligation. See Note 9. Series G Preferred Units and Repurchase Obligation for further discussion. In addition, net loss attributable to all common shareholders is decreased by deemed dividends for the beneficial conversion feature and the changes in redemption value on the Series H and I Preferred Stock. See Note 8. Series H and Series I Redeemable Convertible Preferred Stock for further discussion.

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	Three Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(42,268,855)	$(8,160,799)	$(7,180,563)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	(1,211,825)	1,211,825	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(167,687,809)	$(31,247,311)	$(7,180,563)

Basic and diluted weighted average number of common shares outstanding	171,864,462	33,181,675	193,222,011

Basic and diluted net loss per common share	$(0.98)	(0.94)	$(0.04)

	Six Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(57,923,799)	$(11,029,972)	$(23,542,357)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	12,488,175	(12,488,175)	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(169,642,753)	$(47,816,484)	$(23,542,357)

Basic and diluted weighted average number of common shares outstanding	172,079,397	32,767,721	178,194,716

Basic and diluted net loss per common share:	$(0.99)	$(1.46)	$(0.13)

Basic earnings per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the applicable period. Diluted earnings per share is computed in the same manner as basic earnings per share except the number of shares is increased to assume exercise of potentially dilutive stock options, unvested restricted stock and contingently issuable shares using the treasury stock method and convertible preferred shares using the if-converted method, unless the effect of such increases would be anti-dilutive. The Company had 45.1 million and 11.1 million common stock equivalents for the three months ended June 30, 2012 and 2011, respectively, and 24.0 million and 11.5 million common stock equivalents for the six months ended June 30, 2012 and 2011, respectively, which were not included in the diluted net loss per common share as the common stock equivalents were anti-dilutive, as a result of being in a net loss position.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. The Company’s actual results could differ from these estimates.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable, inventories, goodwill, intangible assets, and other long-lived assets, legal contingencies, and customer incentives, among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, and energy markets, and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Foreign Currency Translation

Foreign Currency Translation

The functional currency for the foreign operations of the Company is the local currency of the respective foreign subsidiary. For the operations of Lighting Science Group B.V. (“LSGBV”), the Company’s Netherlands based subsidiary, the functional currency is the Euro and for the operations of Lighting Science Group Mexico SRL, (“LSG Mexico”), the Company’s Mexican subsidiary, the functional currency is the Mexican Peso. The translation of foreign currencies into U.S. dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet dates and for revenue and expense accounts using the average exchange rate for each period during the year. Any gains or losses resulting from the translation are included in accumulated other comprehensive loss in the consolidated statements of stockholders’ equity (deficit) and are excluded from net loss.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the date of purchase to be cash equivalents. As of December 31, 2011 and 2010, the Company had $72,000 and $286,000, respectively, in cash equivalents. The Company regularly maintains cash balances in excess of federally insured limits. To date, the Company has not experienced any losses on its cash and cash equivalents. As of December 31, 2011, the Company had $10.6 million in cash and cash equivalents and restricted cash held in banks in the United States in excess of the federally insured limits.

Restricted Cash

Restricted Cash

As required by the Company’s asset-based revolving credit facility with Wells Fargo Bank N.A. (Wells Fargo”) (as amended, the “Wells Fargo ABL”) the Company is required to maintain a minimum qualified cash balance of $5.0 million as a compensating balance against the Wells Fargo ABL. Changes in the restricted cash balance are reflected as a financing activity in the Consolidated Statement of Cash Flows.

Accounts Receivable

Accounts Receivable

The Company records accounts receivable at the invoiced amount when its products are shipped to customers or upon the completion of specific milestone billing requirements. The Company’s receivable balance is recorded net of allowances for amounts not expected to be collected from customers. This allowance for doubtful accounts is the Company’s best estimate of probable credit losses in the Company’s existing accounts receivable. Estimates used in determining the allowance for doubtful accounts are based on historical collection experience, aging of receivables and known collectability issues. The Company writes off accounts receivable when it becomes apparent, based upon age or customer circumstances that such amounts will not be collected. The Company reviews its allowance for doubtful accounts on a quarterly basis. Recovery of bad debt amounts previously written off is recorded as a reduction of bad debt expense in the period the payment is collected. Generally, the Company does not require collateral for its accounts receivable and does not regularly charge interest on past due amounts. As of June 30, 2012 and December 31, 2011, accounts receivable of the Company is reflected net of an allowance for doubtful accounts of $1.2 million and $1.5 million, respectively.

As of June 30, 2012 and December 31, 2011, there were $14.4 million and $19.5 million, respectively, of eligible accounts receivable pledged as collateral for the Company’s lines of credit with Wells Fargo Bank, N.A. (“Wells Fargo”) and IFN Finance B.V. (“IFN Finance”).

Accounts Receivable

The Company records accounts receivable at the invoiced amount when its products are shipped to customers or upon the completion of specific milestone billing requirements. The Company’s receivable balance is recorded net of allowances for amounts not expected to be collected from our customers. This allowance for doubtful accounts is the Company’s best estimate of probable credit losses in the Company’s existing accounts receivable. Estimates used in determining the allowance for doubtful accounts are based on historical collection experience, aging of receivables and known collectability issues. The Company writes off accounts receivable when it becomes apparent, based upon age or customer circumstances that such amounts will not be collected. The Company reviews its allowance for doubtful accounts on a quarterly basis. Recovery of bad debt amounts previously written off is recorded as a reduction of bad debt expense in the period the payment is collected. Generally, the Company does not require collateral for its accounts receivable and does not regularly charge interest on past due amounts. As of December 31, 2011 and 2010, accounts receivable of the Company are reflected net of an allowance for doubtful accounts of $1.5 million and $851,000, respectively.

As of December 31, 2011 and 2010, there were $19.5 million and $10.9 million, respectively of accounts receivable pledged as collateral for the Company’s lines of credit with Wells Fargo and IFN Finance.

Inventories

Inventories

Inventories, which consist of raw materials and purchased components and subsystems, work-in-process and finished lighting products, are stated at the lower of cost or market. The Company uses a standard costing methodology to value its inventories. This costing methodology approximates actual cost on a weighted average basis. The Company reviews and sets its standard costs of raw materials, work-in-process and finished goods inventory quarterly to ensure that its inventories approximate current actual costs. Any purchase price variances related to labor and overhead that would indicate a loss on disposition of inventory is recorded to cost of goods sold in the statement of operations at the end of each reporting period. Work in process and finished lighting products include raw materials, labor and allocated overhead. Slow product adoption, rapid technological changes and new product introductions and enhancements could result in excess or obsolete inventory. The Company evaluates inventory levels and expected usage on a periodic basis to specifically identify obsolete, slow-moving or non-salable inventory. The write down of excess and obsolete inventory based on this evaluation creates a new cost basis and is included in cost of goods sold.

On a quarterly basis, the Company considers the need to record a lower of cost or market adjustment once raw materials are used to produce specific finished goods. The market value of finished goods is determined based upon current sales transactions, less the cost of disposal of the respective finished goods. The write-down of inventory to the lower of cost or market creates a new cost basis that cannot be marked up even if there are subsequent changes in the underlying facts and circumstances.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Equipment under capital leases is stated at the present value of future minimum lease payments. Depreciation is provided using the straight-line method over the estimated economic lives of the assets, as follows:

Estimated Useful Lives
Leasehold improvements	1-5 years
Office, furniture and equipment	2-5 years
Tooling, production and test equipment	4 years

Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the minimum lease term or the estimated useful life of the assets. Expenditures for repairs and maintenance are charged to expense as incurred. The costs for major renewals and improvements are capitalized and depreciated over their estimated useful lives. All costs incurred for building of production tooling and molds are capitalized and amortized over the estimated useful life of the tooling set or mold.

Intangible Assets and Goodwill

Intangible Assets and Goodwill

The Company records the assets acquired and liabilities assumed in business combinations at their respective fair values at the date of acquisition, with any excess purchase price recorded as goodwill. Valuation of intangible assets entails significant estimates and assumptions including, but not limited to, estimating future cash flows from product sales, developing appropriate discount rates, continuation of customer relationships and renewal of customer contracts and approximating the useful lives of the intangible assets acquired.

Intangible assets with estimable useful lives are amortized over their respective useful lives. The Company is currently amortizing its acquired intangible assets with definite lives over periods ranging from three months to twenty years. Goodwill is not amortized, but instead the Company performs a goodwill impairment analysis, using the two-step method at the end of the Company’s third quarter, and whenever events or changes in circumstances indicate that the carrying value of goodwill may not be recoverable.

The recoverability of goodwill is measured at the reporting unit level. The fair value of each reporting unit is estimated using a discounted cash flow methodology. This analysis requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term growth rate for the business, the useful life over which cash flows will occur and the determination of the weighted average cost of capital. If the fair value of a reporting unit is less than the carrying amount, goodwill of the reporting unit is considered impaired and the second step is performed. The second step of the impairment test, when required, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment charge is recognized for the amount equal to that excess.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary.

Derivative Instruments and Hedging Activities

The Riverwood Warrant is considered a derivative financial instrument in accordance with ASC 815-10-15, “Derivatives and Hedging” due to the variable nature of the warrant exercise price. The Riverwood Warrant was recorded as a liability at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The change in fair value of the Riverwood Warrant was $362,000 for the three and six months ended June 30, 2012 and was included in the increase in fair value of liabilities under derivative contracts in the consolidated statement of operations and comprehensive loss. The change in fair value as of June 30, 2012 was due primarily to fluctuations in the price of the Company’s underlying common stock.

Derivative Instruments and Hedging Activities

The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

All derivatives are recorded at fair value on the consolidated balance sheets and changes in the fair value of such derivatives are measured in each period and are reported in other income (expense).

Fair Value Measurements

Fair Value Measurements

Cash and cash equivalents, accounts receivable, accounts payable, amounts due under lines of credit and other short term borrowings, accrued expenses and other current liabilities are carried at their book values, which approximate fair value due to the short-term maturity of these instruments.

The Company’s long-term debt bears interest at variable interest rates and, therefore, its carrying value approximates fair value. The Company’s Series G Preferred Stock (the “Series G Preferred Stock”) was classified as a liability and was carried at its accreted value, which approximates fair value. The Repurchase Obligation (as defined in Note 8 below) was initially recorded at fair value and was marked to fair value each quarter until it was redeemed on May 25, 2012. The Company’s Riverwood Warrant (as defined in Note 8 below) was initially recorded at fair value and is marked to fair value each quarter.

Fair Value of Financial Instruments

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

In January 2010, the FASB issued ASU 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides additional disclosures for transfers in and out of Levels I and II and for activity in Level III. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques. The provisions of the ASU are effective for annual or interim reporting periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which are effective for years beginning after December 15, 2010, and for interim periods within those years. In the period of initial adoption, the reporting entity shall not be required to provide the disclosures required for any previous periods presented for comparative purposes. The Company adopted the provisions of the ASU in 2010, except for the requirements to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis, which were adopted in 2011. The adoption of ASU 2010-06 did not have a material effect on the Company’s consolidated financial statements. See note 7 to the Consolidated Financial Statements.

Revenue Recognition

Revenue Recognition

The Company records revenue when its products are shipped and title passes to customers. When sales of products are subject to certain customer acceptance terms, revenue from such sales is recognized once such terms have been met. The Company also provides its customers with limited rights of return for non-conforming shipments or product warranty claims.

The Company recognizes revenue on certain long-term, fixed price, custom lighting design projects using the percentage of completion method based on the ratio of costs incurred for each contract in a period to the estimated total costs to be incurred for each contract. Contract costs include all direct material, direct labor and other indirect costs related to contract performance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined.

For smaller or shorter term custom lighting design projects or projects where estimated total costs cannot be determined, revenue is recognized using the completed contract method and revenue is recognized upon substantial completion and acceptance by the customer of the project. Amounts received as deposits against future completion of completed contract method projects are recorded as unearned revenue until such projects are completed and title passes to the customer.

Revenue Recognition

The Company records revenue when its products are shipped and title passes to customers. When sales of products are subject to certain customer acceptance terms, revenue from such sales is recognized once these terms have been met. The Company also provides its customers with limited rights of return for non-conforming shipments or product warranty claims.

The Company recognizes revenue on certain long-term, fixed price, custom lighting design projects using the percentage of completion method measured by the ratio of costs incurred in a period to the estimated total costs to be incurred for each contract. Contract costs include all direct material, direct labor and other indirect costs related to contract performance. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in job performance, job conditions, estimated profitability and final contract settlements may result in revisions to costs and income and are recognized in the period in which the revisions are determined.

For smaller or shorter term custom lighting design projects or projects where estimated total costs cannot be determined, revenue is recognized using the completed contract method and revenue is recognized upon substantial completion and acceptance by the customer of the project. Amounts received as deposits against future completion of completed contract method projects are recorded as unearned revenue until such projects are completed and title passes to the customer.

Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs

Shipping and handling fees billed to customers are included in revenue. Shipping and handling costs associated with in-bound freight are recorded in cost of goods sold. Other shipping and handling costs are included in sales and marketing expenses and totaled $2.7 million, $2.1 million and $149,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Research and Development

Research and Development

The Company expenses all research and development costs, including amounts for design prototypes and modifications made to existing prototypes, as incurred, except for prototypes that have alternative future uses.

Product Warranties

Product Warranties

The Company provides a limited warranty covering defective materials and workmanship. The Company generally provides a five year warranty on its products and such warranty may require the Company to repair, replace or reimburse the purchaser for the purchase price of the product. The estimated costs related to warranties are accrued at the time products are sold based on various factors, including the Company’s stated warranty policies and practices, the historical frequency of claims and the cost to repair or replace its products under warranty. The following table summarizes the warranty provision during the years ended December 31, 2011 and 2010:

Warranty provision as of December 31, 2009	$443,987
Additions to provision	749,327
Less warranty costs	(582,426)

Warranty provision as of December 31, 2010	610,888
Additions to provision	1,549,869
Less warranty costs	(1,633,851)

Warranty provision as of December 31, 2011	$526,906

Share Based Compensation

Share Based Compensation

The Company recognizes all employee stock based compensation as a cost in the financial statements based on the fair value of the share based compensation award. Equity classified awards are measured at the grant date fair value of the award. The Company estimates grant date fair value using the Black Scholes Merton option pricing model.

As of December 31, 2011 and 2010, the Company had two share based compensation plans. The fair value of share based compensation awards, which historically have included stock options and restricted stock awards, is recognized as compensation expense in the statement of operations. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model. Option valuation methods require the input of highly subjective assumptions, including the expected stock price volatility. Measured compensation expense related to such option grants is recognized ratably over the vesting period of the related grants. Restricted stock awards are valued on the date of grant.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in its income tax provision.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding for the applicable period. Diluted earnings per share is computed in the same manner as basic earnings per share except the number of shares is increased to assume exercise of potentially dilutive stock options, unvested restricted stock and contingently issuable shares using the treasury stock method, unless the effect of such increases would be anti-dilutive. The Company had 9.2 million, 4.9 million and 40,000 common stock equivalents outstanding as of December 31, 2011, 2010 and 2009, respectively, which were not included in the diluted net loss per common share as the common stock equivalents were anti-dilutive, as a result of being in a net loss position

Advertising

Advertising

Advertising costs, included in sales and marketing expenses, are expensed when the advertising first takes place. The Company primarily promotes its product lines through print media and trade shows, including trade publications and promotional brochures. Advertising expenses were $2.0 million, $548,000 and $564,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Segment Reporting

Segment Reporting

The Company operates as a single segment under Accounting Standard Codification (“ASC”) 280-10-50, “Disclosures about Segments of an Enterprise and Related Information”. The Company’s chief operating decision maker reviews financial information at the enterprise level and makes decisions accordingly.

Reclassification

Reclassification

Certain prior period amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications had no effect on previously reported net loss of shareholders’ deficit.

Distinguishing Liabilities from Equity

In accordance with ASC 480, “Distinguishing Liabilities from Equity,” the Preferred Shares are recorded as mezzanine equity as the Preferred Shares have certain conditions that allow the holder to redeem the shares for cash, and for which redemption is not solely within the control of the Company. In accordance with ASC 480-10-S99, the Company will recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the Preferred Shares to equal the redemption value at the end of each reporting period. The Preferred Shares were recorded at redemption value as of May 25, 2012, which included a deemed dividend due to the redemption feature and recording an increase of $66.2 million and $47.7 million to the Series H Preferred Stock and Series I Preferred Stock, respectively, and an offset of $113.9 million to additional paid-in capital. There was no change in the redemption value as of June 30, 2012.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Estimated Useful Lives of Property and Equipment

Depreciation is provided using the straight-line method over the estimated economic lives of the assets, as follows:

Estimated Useful Lives
Leasehold improvements	1-5 years
Office, furniture and equipment	2-5 years
Tooling, production and test equipment	4 years

Summary of Warranty Provision

The following table summarizes the warranty provision during the years ended December 31, 2011 and 2010:

Warranty provision as of December 31, 2009	$443,987
Additions to provision	749,327
Less warranty costs	(582,426)

Warranty provision as of December 31, 2010	610,888
Additions to provision	1,549,869
Less warranty costs	(1,633,851)

Warranty provision as of December 31, 2011	$526,906

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Hierarchy of Financial Assets and Liabilities

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a non-recurring basis as of December 31, 2011, according to the valuation techniques the Company used to determine their fair values:

Fair Value Measurement as of December 31, 2011
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$—
Goodwill	—	—	—

	$—	$—	$—

	Fair Value Measurement as of December 31, 2010
	Quoted Price in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3
Assets (Non-recurring):
Intangible assets	$—	$—	$822,958
Goodwill	—	—	—

	$—	$—	$822,958

Fair Value Assets Accounted for Recurring Basis

The following table is a reconciliation of the beginning and ending balances for assets that were accounted for at fair value on a recurring basis using Level 3 inputs as defined above for the year ended December 31, 2010:

Derivative Financial Instruments
Beginning balance, December 31, 2009	$1
Realized and unrealized losses included in net loss	150,557,529
Realized and unrealized losses included in other comprehensive loss	—
Purchases, sales, issuances and settlements	73,123,016
Reclassification to equity	(223,680,546)

Ending balance, December 31, 2010	$—

DETAIL OF CERTAIN BALANCE SHEET ACCOUNTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Inventory

Inventories consist of the following:

	As of June 30, 2012	As of December 31, 2011
Raw materials and components	$21,595,959	$33,050,569
Work-in-process	4,181,938	3,196,654
Finished goods	14,164,255	8,640,316

Total inventory, net	$39,942,152	$44,887,539

Inventories are comprised of the following:

	As of December 31,
	2011	2010

Raw materials and components	$33,050,569	$17,410,440
Work-in-process	3,196,654	761,171
Finished goods	8,640,316	4,875,301

Total inventory, net	$44,887,539	$23,046,912

Components of Property and Equipment

Property and equipment, net consists of the following:

	As of June 30, 2012	As of December 31, 2011
Leasehold improvements	$1,768,879	$1,585,126
Office furniture and equipment	910,165	1,186,260
Computer hardware and software	6,561,274	6,365,630
Tooling, production and test equipment	18,349,924	16,058,742
Construction-in-process	2,711,757	1,546,524

Total property and equipment	30,301,999	26,742,282
Accumulated depreciation	(10,300,618)	(6,146,559)

Total property and equipment, net	$20,001,381	$20,595,723

Property and equipment consists of the following:

	As of December 31,
	2011	2010

Leasehold improvements	$1,585,126	$500,244
Office furniture and equipment	1,186,260	761,016
Computer hardware and software	6,365,630	3,144,984
Tooling, production and test equipment	16,058,742	7,334,068
Construction-in-process	1,546,524	997,112

Total property and equipment	26,742,282	12,737,424
Accumulated depreciation	(6,146,559)	(4,907,083)

Total property and equipment, net	$20,595,723	$7,830,341

Goodwill and Intangibles (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Finite Lived Intangible Assets

The intangible assets, their original fair values, adjusted for impairment charges in the third and fourth quarters of 2011, and their net book values are detailed below as of June 30, 2012 and December 31, 2011:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
June 30, 2012:
Technology and intellectual property	$861,266	$(208,133)	$653,133	0.8 to 20.0 years
Trademarks	279,914	(258,574)	21,340	0.8 year
Customer relationships	2,182,319	(1,841,423)	340,896	2.5 years
License agreements	1,971,534	(1,927,286)	44,248	5.8 years

	$5,295,033	$(4,235,416)	$1,059,617

December 31, 2011:
Technology and intellectual property	$2,282,513	$(1,831,236)	$451,277	1.3 to 20.0 years
Trademarks	409,934	(383,380)	26,554	1.3 years
Customer relationships	2,585,296	(2,120,209)	465,087	0.3 to 3.0 years
License agreements	2,030,010	(1,983,832)	46,178	6.3 years

	$7,307,753	$(6,318,657)	$989,096

The intangible assets, their original fair values, adjusted for impairment charges in the second and fourth quarters of 2010 and the third quarter of 2011, and their net book values are detailed below as of the dates presented:

	Cost, Less Impairment Charges	Accumulated Amortization	Net Book Value	Estimated Remaining Useful Life
December 31, 2011:
Technology and intellectual property	$2,282,513	$(1,831,236)	$451,277	1.3 to 20.0 years
Trademarks	409,934	(383,380)	26,554	1.3 years
Customer relationships	2,585,296	(2,120,209)	465,087	0.3 to 3.0 years
License agreements	2,030,010	(1,983,832)	46,178	6.3 years

	$7,307,753	$(6,318,657)	$989,096

December 31, 2010:
Technology and intellectual property	$3,849,156	$(2,067,991)	$1,781,165	1.7 to 13.4 years
Trademarks	1,070,483	(407,517)	662,966	2.3 to 17.6 years
Customer relationships	3,460,132	(1,999,859)	1,460,273	1.3 to 11.5 years
License agreements	2,077,668	(2,029,145)	48,523	7.3 years

	$10,457,439	$(6,504,512)	$3,952,927

Goodwill	$1,626,482	$—	$1,626,482

Changes in Carrying Amounts of Goodwill

The changes in the carrying amounts of goodwill for the years ended December 31, 2011 and 2010 were as follows:

Balance as of December 31, 2009	$5,770,245
Goodwill acquired during the year	—
Impairment charges	(3,529,609)
Currency translation adjustments	(614,154)

Balance as of December 31, 2010	1,626,482
Goodwill acquired during the year	—
Impairment charges	(1,626,482)
Currency translation adjustments	—

Balance as of December 31, 2011	$—

Schedule of Total Impairment Charges

The following table summarizes the total impairment charges recorded by the Company in 2011:

Goodwill arising on the acquisition of LED Effects	$1,626,482
Technology and patents acquired on the acquisition of LED Effects	1,252,335
Trademarks acquired on the acquisition of Lamina	590,782
Customer relationships acquired on the acquisition of Lamina	651,750

Total impairment charge	$4,121,349

The following table summarizes the total impairment charges recorded by the Company in 2010:

Goodwill arising on the acquisition of LSGBV	$3,529,609
Trademarks acquired on the acquisition of LSGBV	191,500
Customer relationships acquired on the acquisition of LSGBV	1,967,400
License agreements acquired on the acquisition of LSGBV	4,766,500
Trademarks acquired on the acquisition of LED Effects	533,975
Customer relationships acquired on the acquisition of LED Effects	559,666

Total impairment charge	$11,548,650

Estimated Amortization Expense, Adjusted for Impairment Charges, for Intangible Assets

The table below is the estimated amortization expense, adjusted for any impairment charges, for the Company’s intangible assets for each of the next five years and thereafter:

2012	$266,267
2013	167,516
2014	152,946
2015	21,120
2016	21,120
Thereafter	360,126

$989,096

LINES OF CREDIT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Balances Outstanding Under Lines of Credit and Other Short-Term Debt Facilities

	Balance Outstanding as of
Facility	June 30, 2012	December 31, 2011
ABN AMRO Bank, revolving line of credit	$—	$34,732
IFN Finance, working capital line	279,128	372,422
Wells Fargo, revolving line of credit	27,896,338	33,820,134

	$28,175,466	$34,227,288

The Company and its subsidiaries had the following balances outstanding under lines of credit and other short-term debt facilities:

	Balance Outstanding as of December 31,
Facility	2011	2010

ABN AMRO Bank, revolving line of credit	$34,732	$226,421

IFN Finance, working capital line	372,422	1,157,406

Wells Fargo, revolving line of credit	33,820,134	4,691,852

	$34,227,288	$6,075,679

Series D, Series E, Series F and Series G Preferred Units (Tables)	12 Months Ended
Dec. 31, 2011
Series F and Series G Redeemable preferred units [Member]
Allocation of Proceeds Between Fair Market Value of Common Stock and Redeemable Preferred Shares

The following table sets forth the allocation of the proceeds on the Series F and Series G Units between the fair market value of the common stock and the redeemable preferred shares:

	Total Proceeds	Fair Market Value of Common Stock	Redeemable Preferred Stock

Series F Units issued	$11,500,000	$2,204,895	$9,295,105
Series G Units issued	22,608,000	3,696,634	18,911,366

Total Series F and G Units	$34,108,000	$5,901,529	$28,206,471

Series D And Series E Redeemable Preferred Units [Member]
Allocation of Proceeds Between Fair Market Value of Common Stock and Redeemable Preferred Shares

The following table sets forth the allocation of the proceeds on the Series D and Series E Units between the fair market value of the warrants and the redeemable preferred shares:

Date of Issuance	Total Proceeds	Fair Market Value of Warrants	Preferred Stock
Series D Units:
March 3, 2010	$40,893,316	$27,644,882	$13,248,434
April 18, 2010	26,681,922	21,236,793	5,445,129
July 9, 2010	88,630	178,898	—

Total Series D Units	$67,663,868	$49,060,573	$18,693,563

Series E Units:
June 23, 2010	$30,000,112	$24,062,443	$5,937,669

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Offerings

The table below sets forth the details of each of these offerings:

Investor	Effective Date of Purchase	Shares Purchased	Net Proceeds to the Company

Geveran Investments Ltd.	May 11, 2011	6,250,000	$23.8 million

Al Bawardi Enterprises	May 16, 2011	324,982	$1.2 million

LSGC Holdings	May 26, 2011	3,750,000	$14.4 million

Schedule of Warrants for the Purchase of Common Stock

As of June 30, 2012, the following warrants for the purchase of common stock were outstanding:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date
Investors in March 2007 private placement	Private Placement A Warrants	1,726,249	$1.18	July 5, 2012 through November 5, 2012
Investors in rights offering	Series D Warrants	1,240,798	$5.57 to $5.59	March 3, 2022 through April 19, 2022
The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018
RW LSG Management Holdings LLC	Riverwood Warrant	18,092,511	Variable	May 25, 2022

		26,183,273

As of December 31, 2011, the Company had the following warrants outstanding for the purchase of common stock:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date

Investors in March 2007 private placement	Private Placement A Warrants	2,966,157	$1.60	March 9, 2012 through November 5, 2012

Line of credit guarantors	Financing guarantees	27,625	$6.00	January 22, 2012 through March 5, 2012

Investors in rights offering	Series D Warrants	1,171,044	$5.90 to $5.92	March 3, 2022 through April 19, 2022

The Home Depot	Purchasing agreement	5,000,000	$2.00	December 31, 2014 through December 31, 2018

		9,164,826

Equity Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Stock Option Activity and Changes

The following table summarizes stock option activity as of December 31, 2011 and changes during the year then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of December 31, 2010	12,753,756	$1.38
Granted	2,850,000	3.66
Exercised	(1,227,125)	1.02
Forfeited or expired	(1,308,782)	3.05

Outstanding as of December 31, 2011	13,067,849	$1.75	7.28	$4,881,048

Vested or expected to vest as of December 31, 2011	12,565,148	$1.70	7.22	$4,808,791

Exercisable as of December 31, 2011	8,352,099	$1.22	6.38	$4,072,204

Summary of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Number	Weighted Average Exercise Price

$1.00 - $1.00	8,351,256	7.09	1.00	6,880,631	1.00
$1.11 - $3.28	2,020,493	5.84	2.06	1,133,368	1.59
$3.29 - $3.99	1,890,350	9.22	3.54	132,350	3.38
$4.08 - $4.95	737,750	8.44	4.36	187,750	4.90
$5.05 - $5.05	50,000	9.07	5.05	—	0.00
$7.40 - $7.40	5,500	5.11	7.40	5,500	7.40
$10.80 - $10.80	12,500	5.59	10.80	12,500	10.80

Total	13,067,849	7.28	1.75	8,352,099	1.22

Other Information Related to Stock Options

Other information pertaining to stock options is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Weighted average grant date fair value per share of options	$3.66	$1.00	$0.27
Total intrinsic value of options exercised	$3,044,903	$659,148	$—

Summary of Nonvested Shares of Restricted Stock Awards

A summary of nonvested shares of restricted stock awards (“RSAs”) outstanding under the Company’s Equity Plan as of December 31, 2011 and changes during the year then ended is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Nonvested as of December 31, 2010	176,668	$4.90
Granted	1,000,000	3.50
Vested	(135,001)	4.90
Forfeited	(41,667)	4.90

Nonvested as of December 31, 2011	1,000,000	$3.50

Weighted Average Assumptions Used to Value Stock Option Grants

The weighted average assumptions used to value stock option grants were as follows:

	For the Years Ended December 31,
Variable Ranges	2011	2010	2009
Exercise price	$2.50 - $5.05	$1.00 - $3.31	$0.60 - $1.00
Fair market value of the underlying stock on date of grant	$2.50 - $5.05	$0.85 - $3.31	$0.60 - $0.41
Stock Option Grants:
Risk-free interest rate	0.92% - 2.37%	1.33% - 2.61%	2.43% - 3.52%
Expected life, in years	4.00 - 6.25	0.12 - 6.25	10.0
Expected volatility	71.10% - 100.05%	63.4% - 86.1%	75.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected forfeiture rate	8.78%	23.0%	0.0%
Fair value per share	$1.91 - $3.29	$0.29 - $2.28	$0.28 - $0.35

Restructuring Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accrued Liability Associated With Restructuring Charges

As of June 30, 2012, the accrued liability associated with the restructuring charges consisted of the following:

	Severance Benefits	Excess Facilities	Total
Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007
Charges	1,851,252	—	1,851,252
Payments	(859,645)	(148,266)	(1,007,911)

Accrued liability as of June 30, 2012	$1,359,775	$26,573	$1,386,348

A summary of the restructuring and other costs recognized for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Workforce Reduction	Excess Facilities	Other Exit Costs	Total

Amounts expected to be incurred	$2,185,694	$764,718	$461,648	$3,412,060

Amounts incurred in:
2009	702,625	408,564	—	1,111,189
2010	961,437	356,154	385,243	1,702,834
2011	521,632	—	76,405	598,037

Cumulative amount incurred as of December 31, 2011	$2,185,694	$764,718	$461,648	$3,412,060

Accrued Liabilities [Member]
Accrued Liability Associated With Restructuring Charges

As of December 31, 2011 and 2010, the accrued liability associated with the restructuring and other related charges consisted of the following:

	Workforce Reduction	Excess Facilities	Total
Accrued liability as of December 31, 2009	$602,598	$408,565	$1,011,163
Charges	961,438	356,154	1,317,592
Payments	(1,400,259)	(297,412)	(1,697,671)

Accrued liability as of December 31, 2010	$163,777	$467,307	$631,084
Charges	521,632	—	521,632
Payments	(317,241)	(292,468)	(609,709)

Accrued liability as of December 31, 2011	$368,168	$174,839	$543,007

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Consolidated Income Tax Provision (benefit) From Continuing Operations

The components of the consolidated income tax provision (benefit) from continuing operations are as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes
Domestic	$(88,529,365)	$(280,248,240)	$(41,270,723)
Foreign	(1,905,203)	(16,013,806)	(7,279,206)

Total	$(90,434,568)	$(296,262,046)	$(48,549,929)

Deferred income tax expense (benefit)
Federal	$—	$—	$1,191,588
State	—	—	—
Foreign	—	(1,123,107)	(1,604,590)

Deferred income tax benefit	$—	$(1,123,107)	$(413,002)

Income tax benefit	$—	$(1,123,107)	$(413,002)

Schedule of Reconciliation of the Provision for Income Taxes From Continuing Operations at US Federal Tax Rate

The reconciliation of the provision for income taxes from continuing operations at the United States Federal statutory tax rate of 34% is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Loss before taxes	$(90,434,568)	$(296,262,046)	$(48,549,929)

Income tax benefit applying United States federal statutory rate of 34%	$(30,747,753)	$(100,729,096)	$(16,506,976)
State taxes, net of federal benefit	(2,101,978)	(1,862,197)	—

Permanent differences
Accretion of preferred stock	81,399	24,846,275.00	—
Preferred stock dividends	80,860	1,201,830.00	—
Derivative fair value adjustment	—	51,189,560.00	—
Qualified stock option expense	—	754,640.00	—
Goodwill impairment	978,797	—	—
Life insurance proceeds	(2,380,000)	—	—
Other	110,030	—	61,791
Increase in valuation allowance	31,771,303	27,396,343	15,992,522
Change in effective tax rate - United States	2,333,139	(4,138,374)	—
Change in effective tax rate - foreign	266,728	406,760	—
Rate difference between United States federal statutory rate and Netherlands statutory rate	—	2,241,933	577,652
Other	(392,525)	(2,430,781)	(537,991)

Income tax expense (benefit)	$—	$(1,123,107)	$(413,002)

Significant Components of the Companies Deferred Taxes

Significant components of the Company’s deferred income taxes are as follows:

	As of December 31,
	2011	2010

Deferred income tax assets
Net operating loss carryforwards	$84,966,611	$62,204,274
Net operating loss carryforwards recorded by foreign subsidiary	2,945,626	2,565,528
Charitable contribution carryforward	31,714	10,348
Stock based compensation	2,190,217	1,517,591
Inventories	6,538,048	1,048,025
Reserve for losses on non-cancelable purchase commitments	1,727,951	—
Accounts receivable	501,188	170,472
Impairment on intangible assets	450,867	—
Warranty liability	191,194	204,942
Accrued vacation	247,767	175,629
Accrued Florida use tax	45,633	—

Total deferred income tax assets	99,836,816	67,896,809
Less: valuation allowance	(99,668,104)	(67,896,809)

Net deferred tax assets	$168,712	$—

Deferred income tax liabilities
Stock losses	$(168,712)	$—

Total deferred income tax liabilities	(168,712)	—

Net deferred tax liabilities	$—	$—

Schedule of Net Operating Losse Carryforwards Available to Future Income Taxes Subjected to Expiration Periods

As of December 31, 2011, the Company had tax loss carryforwards available to offset future income taxes, subject to expiration as follows:

Year of Expiration	United States Net Operating Tax Loss Carryforwards	The Netherlands Net Operating Tax Loss Carryforwards

2012	$4,586,864	$—
2016	—	3,869,995
2017	—	4,265,206
2018	13,760,592	4,692,440
2019	2,293,432	1,900,491
2020	1,473,066	—
2021	2,769,043	—
2022	1,840,300	—
2023	2,031,270	—
2024	3,353,481	—
2025	2,293,432	—
2026	2,293,432	—
2027	9,937,230	—
2028	29,631,134	—
2029	33,916,312	—
2030	50,887,617
2031	68,050,710

Total	$229,117,915	$14,728,132

Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Total Revenues by Geographic Regions

	For the Years Ended December 31,
Total Revenues by Geographical Region	2011	2010	2009
United States	$101,189,399	$42,223,225	$18,270,531
The Netherlands	6,218,034	8,843,899	10,428,418
Other	1,574,155	2,101,889	2,677,867

	$108,981,588	$53,169,013	$31,376,816

Schedule of Total Assets by Geographic Regions

	As of December 31,
Total Assets by Geographical Region	2011	2010
United States	$104,919,955	$64,860,527
Mexico	4,912,973	2,054,782
The Netherlands	2,648,464	4,675,136
Other	2,169,116	902,918

	$114,650,508	$72,493,363

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments under Operating leases for Property and Equipment

As of December 31, 2011, the Company had the following commitments under operating leases for property and equipment for each of the next five years:

Year	Amount
2012	$2,006,155
2013	650,755
2014	466,558
2015	98,152
2016	38,174
Thereafter	—

$3,259,794

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Consolidated Quarterly Results of Operations

The following is a summary of the Company’s consolidated quarterly results of operations for each of the years ended December 31, 2011 and 2010:

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Revenue	$21,218,416	$23,441,614	$27,350,283	$36,971,275
Gross margin	(1,518,969)	1,375,859	(25,126,342)	5,063,895
Net loss	(16,361,792)	(7,180,563)	(49,084,542)	(17,807,671)
Basic and diluted net loss per weighted average common share	$(0.10)	$(0.04)	$(0.25)	$(0.09)

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Revenue	$5,433,944	$9,759,159	$15,137,902	$22,838,008
Gross margin	1,122,500	(774,671)	(1,658,756)	(4,541,911)
Net loss	(13,593,828)	(112,082,211)	(56,698,794)	(112,764,106)
Basic and diluted net loss per weighted average common share	$(0.47)	$(3.70)	$(1.85)	$(1.32)

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts

Valuation and qualifying accounts deducted from the assets to which they apply	Balance as of Beginning of Period	Currency Translation Adjustments	Additions Charged to Costs and Expenses	Additions Charged (Credited) to Other Accounts	Deductions from Allowances	Balance as of End of Period
Allowance for doubtful accounts
2011	$851,191	(9,133)	2,001,614	—	(1,330,061)	$1,513,611
2010	$620,664	(28,275)	604,761	—	(345,959)	$851,191
2009	$995,462	(6,765)	747,828	—	(1,115,861)	$620,664

Inventory valuation allowance
2011	$4,338,665	(32,485)	20,537,341	2,743,170	(7,844,811)	$19,741,880
2010	$7,842,604	(230,112)	2,691,787	—	(5,965,614)	$4,338,665
2009	$4,864,532	38,349	4,451,542	—	(1,511,819)	$7,842,604

Provision for purchase commitments
2011	$—	—	8,549,202	(2,743,170)	—	$5,806,032
2010	$—	—	—	—	—	$—
2009	$—	—	—	—	—	$—

EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
Computation of Basic and Diluted Net Loss Per Share of Common Stock

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	Three Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(42,268,855)	$(8,160,799)	$(7,180,563)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	(1,211,825)	1,211,825	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(167,687,809)	$(31,247,311)	$(7,180,563)

Basic and diluted weighted average number of common shares outstanding	171,864,462	33,181,675	193,222,011

Basic and diluted net loss per common share	$(0.98)	(0.94)	$(0.04)

	Six Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(57,923,799)	$(11,029,972)	$(23,542,357)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	12,488,175	(12,488,175)	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(169,642,753)	$(47,816,484)	$(23,542,357)

Basic and diluted weighted average number of common shares outstanding	172,079,397	32,767,721	178,194,716

Basic and diluted net loss per common share:	$(0.99)	$(1.46)	$(0.13)

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents					$ 72,000	$ 286,000
Restricted cash and cash equivalents	5,000,000		5,000,000		5,000,000
Minimum qualified cash balance					5,000,000
Allowance for doubtful accounts	1,200,000		1,200,000		1,500,000	851,000
Accounts receivable, net					19,500,000	10,900,000
Other shipping and handling costs					2,700,000	2,100,000	149,000
Percentage of income tax recognized due to prior period adjustments					50.00%
Common stock equivalents outstanding	45,100,000	11,100,000	24,000,000	11,500,000	9,200,000	4,900,000	40,000
Advertising expenses					2,000,000	548,000	564,000
Accounts receivable, net	16,415,297		16,415,297		29,008,313	15,722,762
Securities Pledged as Collateral
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable, net	$ 14,400,000		$ 14,400,000		$ 19,500,000

Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2011
Tooling, production and test equipment [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	4 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	1 year
Minimum [Member] | Office, furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	2 years
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Office, furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated Useful Lives	5 years

Summary of Warranty Provision (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warranty provision, Beginning balance	$ 610,888	$ 443,987
Additions to provision	1,549,869	749,327
Less warranty costs	(1,633,851)	(582,426)
Warranty provision, Ending balance	$ 526,906	$ 610,888

Liquidity and Capital Resources - Additional Information (Detail)	4 Months Ended	6 Months Ended	12 Months Ended							4 Months Ended			4 Months Ended												6 Months Ended
	May 18, 2012	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 25, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Jun. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	May 18, 2012 Continental Company [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] USD ($)	May 25, 2012 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] Holdings II [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] Leon Wagner [Member] USD ($)	May 18, 2012 Series G Preferred Units [Member] Accredited investors [Member] USD ($)	Jun. 30, 2012 Series H Preferred Stock [Member] USD ($)	May 25, 2012 Series H Preferred Stock [Member]	Dec. 31, 2011 Series H Preferred Stock [Member] USD ($)	Jun. 30, 2012 Series I Redeemable Convertible [Member] USD ($)	May 25, 2012 Series I Redeemable Convertible [Member]	Dec. 31, 2011 Series I Redeemable Convertible [Member] USD ($)	May 25, 2012 Series H Preferred Stock Or Series I Preferred Stock [Member]	Jun. 30, 2012 Wells Fargo ABL USD ($)	Jun. 30, 2012 IFN Finance [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] EUR (€)	Dec. 31, 2011 IFN Finance [Member] USD ($)	Dec. 31, 2011 IFN Finance [Member] EUR (€)	Dec. 31, 2011 ABN AMRO Bank [Member] USD ($)	Dec. 31, 2011 ABN AMRO Bank [Member] EUR (€)
Liquidity And Capital Resources [Line Items]
Net proceeds from private placements			$ 98,200,000
Cash and cash equivalents		29,741,038	3,071,673			14,666,965	14,489,700	267,048	254,538
Restricted cash		5,000,000	5,000,000																					5,000,000
Line of credit facility, maximum borrowing percentage of accounts receivable invoices			85.00%																					85.00%	75.00%	75.00%	75.00%	75.00%
Stand-by letter of credit			50,000,000
Amount outstanding under credit facility		28,175,466	34,227,288				6,075,679																	27,900,000	279,000	222,000	372,000	288,000	35,000	27,000
LineOfCreditFacilityMaximumBorrowingCapacity			14,400,000		75,000																				1,900,000	1,500,000	1,900,000	1,500,000	97,000	75,000
Outstanding additional borrowing capacity			5,000,000																					21,800,000
Available borrowing with certain specified EBITDA requirements less than			2,000,000																					2,000,000
Description of Line of Credit with Wells Fargo ABL		Wells Fargo ABL provided the Company borrowing capacity up to $50.0 million equal to the sum of (i) 85% of its eligible accounts receivable plus up to $7.5 million of eligible inventory less certain reserves established against such accounts receivable and inventory by Wells Fargo from time to time and pursuant to the Wells Fargo ABL plus (ii) unrestricted cash held in a Wells Fargo deposit account (���Qualified Cash���), plus (iii) the amount of the Second Lien Letter of Credit Facility with Ares Capital Corporation (���Ares Capital���), pledged in favor of Wells Fargo (the ���Ares Letter of Credit Facility���) for the benefit of the Company, (collectively, the ���Borrowing Base���). The Company is at all times required to maintain (i) a Borrowing Base that exceeds by at least $5.0 million, the amount of its outstanding borrowings under the Wells Fargo ABL and (ii) $5.0 million in Qualified Cash. The Company would be required to comply with certain specified EBITDA requirements in the event that it has less than $2.0 million available for borrowing on the Wells Fargo ABL	Wells Fargo ABL provided the Company with borrowing capacity of up to (A) 85% of its eligible accounts receivable and inventory plus (B) qualified cash, plus (C) the aggregate amount of any standby letter of credit pledged in favor of Wells Fargo by or for the account of Ares Capital Corporation ("Ares Capital")
Reduction in Maximum Borrowing Capacity of Line of Credit																													65,000	50,000
Legal and accounting costs			1,300,000
Required to maintain minimum excess of borrowing availability																								50,000,000
Maturity of line of credit																									due on demand	due on demand
Description of line of credit of Netherlands based subsidiary																									Lighting Science Group, B.V. (���LSGBV���), the Company���s Netherlands based subsidiary, has a working capital facility with IFN Finance. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV���s eligible trade receivable invoices. As of June 30, 2012, the total amount outstanding under the IFN Finance facility was €222,000, or $279,000. This facility is due on demand	Lighting Science Group, B.V. (���LSGBV���), the Company���s Netherlands based subsidiary, has a working capital facility with IFN Finance. The IFN Finance facility is an asset-based facility with a maximum line of credit of €1.5 million, or $1.9 million, and availability is based on 75% of LSGBV���s eligible trade receivable invoices. As of June 30, 2012, the total amount outstanding under the IFN Finance facility was €222,000, or $279,000. This facility is due on demand
Units issued during period										5,000	18,250		6,000	2,000	5,000	250
Proceeds from units issue										5,000,000	18,300,000		6,000,000	2,000,000	5,000,000	250,000,000,000
Series G Preferred Stock in One Series G Unit	1
Common stock in One Series G Unit	83
Issuance of preferred Stock			0				0										65,051	60,705	0	62,359	6,364	0
Shares purchased, per share value		$ 0.001	$ 0.001	$ 1,000			$ 0.001										$ 0.001		$ 0.001	$ 0.001		$ 0.001
Gross proceeds				67,100,000
Right to purchase common stock shares		18,092,511
Convertible shares of series G												52,358
Shares converted to series I																					50,001
Shares converted to series H				4,346
Committed liquidity support from Pegasus Capital and Pegasus IV		35,000,000
Shares purchased																							21,131
Capital available under the Commitment Agreement				$ 21,100,000

Fair Value Hierarchy of Financial Assets and Liabilities (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011 Quoted Price in Active Markets for Identical Assets, Level 1 [Member]	Dec. 31, 2010 Quoted Price in Active Markets for Identical Assets, Level 1 [Member]	Dec. 31, 2011 Significant Other Observable Inputs, Level 2 [Member]	Dec. 31, 2010 Significant Other Observable Inputs, Level 2 [Member]	Dec. 31, 2011 Significant Unobservable Inputs, Level 3 [Member]	Dec. 31, 2010 Significant Unobservable Inputs, Level 3 [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Intangible assets							$ 822,958
Goodwill
Assets, Non-recurring	$ 0						$ 822,958

Fair Value Assets Accounted for Recurring Basis (Detail) (Significant Unobservable Inputs, Level 3 [Member], USD $)	12 Months Ended
Dec. 31, 2010
Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Financial Instruments, Beginning balance	$ 1
Realized and unrealized losses included in net loss	150,557,529
Realized and unrealized losses included in other comprehensive loss
Purchases, sales, issuances and settlements	73,123,016
Reclassification to equity	$ (223,680,546)

Schedule of Inventory (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Line Items]
Raw materials and components	$ 21,595,959	$ 33,050,569	$ 17,410,440
Work-in-process	4,181,938	3,196,654	761,171
Finished goods	14,164,255	8,640,316	4,875,301
Total inventory, net	$ 39,942,152	$ 44,887,539	$ 23,046,912

Inventories - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory [Line Items]
Consigned inventory value					$ 2,400,000	$ 0
Provision for excess and obsolete inventory					20,500,000	1,500,000	4,100,000
Inventory valuation allowance	12,300,000	255,000	12,358,895	264,567	20,537,341	2,691,787	4,451,542
Provision for losses on purchase	270,000	0	264,567	0	8,500,000
Net of inventory allowances	29,000,000		29,000,000		19,700,000	4,300,000
accrued purchase commitments					5,800,000
Restructuring Charges [Member]
Inventory [Line Items]
Provision for excess and obsolete inventory						898,000
Inventory valuation allowance					$ 19,200,000

Components of Property and Equipment (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 30,301,999	$ 26,742,282	$ 12,737,424
Accumulated depreciation	(10,300,618)	(6,146,559)	(4,907,083)
Total property and equipment, net	20,001,381	20,595,723	7,830,341
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,768,879	1,585,126	500,244
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	910,165	1,186,260	761,016
Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,561,274	6,365,630	3,144,984
Exploration and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	18,349,924	16,058,742	7,334,068
Construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,711,757	$ 1,546,524	$ 997,112

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation related to property and equipment	$ 2,300,000	$ 805,000	$ 4,200,000	$ 1,400,000	$ 4,200,000	$ 1,400,000	$ 1,300,000

Schedule of Finite Lived Intangible Assets (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	5,295,033	7,307,753	10,457,439
Accumulated Amortization	(4,235,416)	(6,318,657)	(6,504,512)
Net Book Value	1,059,617	989,096	3,952,927
Technology And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	861,266	2,282,513	3,849,156
Accumulated Amortization	(208,133)	(1,831,236)	(2,067,991)
Net Book Value	653,133	451,277	1,781,165
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	279,914	409,934	1,070,483
Accumulated Amortization	(258,574)	(383,380)	(407,517)
Net Book Value	21,340	26,554	662,966
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	2,182,319	2,585,296	3,460,132
Accumulated Amortization	(1,841,423)	(2,120,209)	(1,999,859)
Net Book Value	340,896	465,087	1,460,273
License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges	1,971,534	2,030,010
Accumulated Amortization	(1,927,286)	(1,983,832)
Net Book Value	44,248	46,178
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges			2,077,668
Accumulated Amortization			(2,029,145)
Net Book Value			48,523
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Cost, Less Impairment Charges			1,626,482
Net Book Value			1,626,482
Minimum [Member] | Technology And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	9 months 18 days	1 year 3 months 18 days	1 year 8 months 12 days
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life			2 years 3 months 18 days
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life		3 months 18 days	1 year 3 months 18 days
Maximum [Member] | Technology And Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	20 years	20 years	13 years 4 months 24 days
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	9 months 18 days	1 year 3 months 18 days	17 years 7 months 6 days
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	2 years 6 months	3 years	11 years 6 months
Maximum [Member] | License Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Remaining Useful Life	5 years 9 months 18 days	6 years 3 months 18 days	7 years 3 months 18 days

Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Indefinite-lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 66,000	$ 205,000	$ 137,000	$ 410,000				$ 713,000	$ 1,500,000	$ 4,000,000
Impairment charges					10,500,000				1,100,000
Discount rate								17.00%
Impairment charges related goodwill						0	0
LED Effects [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment charges								1,600,000
Lamina [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment charges								$ 4,100,000

Changes in Carrying Amounts of Goodwill (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill Beginning Balance	$ 1,626,482	$ 5,770,245
Goodwill acquired during the year
Impairment charges	(1,626,482)	(3,529,609)
Currency translation adjustments		(614,154)
Goodwill Ending Balance		$ 1,626,482

Schedule of Total Impairment Charges (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Indefinite-lived Intangible Assets [Line Items]
Goodwill		$ 1,626,482	$ 5,770,245
Total impairment charge	4,121,349	11,548,650
LED Effects [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	1,626,482
LED Effects [Member] | Technology And Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset	1,252,335
LED Effects [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		533,975
LED Effects [Member] | Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		559,666
Lamina [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset	590,782
Lamina [Member] | Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset	651,750
Lighting Science Group BV [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill		3,529,609
Lighting Science Group BV [Member] | Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		191,500
Lighting Science Group BV [Member] | Customer Relationships [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		1,967,400
Lighting Science Group BV [Member] | License Agreement [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible asset		$ 4,766,500

Estimated Amortization Expense Adjusted for Impairment Charges for Intangible Assets (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
2012		$ 266,267
2013		167,516
2014		152,946
2015		21,120
2016		21,120
Thereafter		360,126
Total	$ 1,059,617	$ 989,096	$ 3,952,927

Balances Outstanding Under Lines of Credit and Other Short-Term Debt Facilities (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Amount outstanding under credit facility	$ 28,175,466	$ 34,227,288	$ 6,075,679
ABN AMRO Bank [Member]
Line of Credit Facility [Line Items]
Amount outstanding under credit facility		34,732	226,421
IFN Finance [Member]
Line of Credit Facility [Line Items]
Amount outstanding under credit facility	279,128	372,422	1,157,406
Wells Fargo
Line of Credit Facility [Line Items]
Amount outstanding under credit facility		33,820,134	4,691,852
Wells Fargo ABL [Member]
Line of Credit Facility [Line Items]
Amount outstanding under credit facility	$ 27,896,338	$ 33,820,134

Short-Term Debt - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended									1 Months Ended					6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended		6 Months Ended		6 Months Ended										1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Oct. 01, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Jan. 01, 2012 USD ($)	Jan. 01, 2012 EUR (€)	Aug. 08, 2011 USD ($)	Dec. 31, 2011 LIBOR [Member] Interest Rate Option One [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Three [Member]	May 06, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	May 06, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Jun. 30, 2012 Maximum [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] EUR (€)	Dec. 31, 2011 IFN Finance [Member] USD ($)	Dec. 31, 2011 IFN Finance [Member] EUR (€)	Dec. 31, 2010 IFN Finance [Member]	Oct. 01, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Mar. 31, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2010 Wells Fargo ABL [Member]	Apr. 22, 2012 Wells Fargo ABL [Member] USD ($)	Nov. 22, 2011 Wells Fargo ABL [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Aug. 08, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Feb. 24, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Feb. 24, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] USD ($)	Dec. 31, 2011 Ares Capital [Member] USD ($)	Sep. 21, 2011 Ares Capital [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Ares Capital [Member] LIBOR [Member]	Dec. 31, 2011 Ares Capital [Member] LIBOR [Member]	Jun. 30, 2012 Ares Capital [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Ares Capital [Member] Federal Fund Rate [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility				$ 14,400,000	€ 75,000													$ 1,900,000	€ 1,500,000	$ 1.9	€ 1.5			$ 50,000,000		$ 50,000,000				$ 15,000,000	$ 50,000,000																			$ 15,000,000					$ 25,000,000
Interest rate on the facility per annum on this facility				6.35%	6.35%	7.50%												6.70%	6.70%	6.70%	6.70%	7.15%				4.46%	4.10%	3.90%
Line Of Credit Facility Reduction In Borrowing Capacity							65,000	50,000
Credit facility maturity date				Feb 29, 2012	Feb 29, 2012																					Nov 22, 2013	Nov 22, 2013
Accounts receivable, net			16,415,297	29,008,313		15,722,762													469,000	682,000							18,800,000
Line of credit facility, maximum borrowing percentage of accounts receivable																		75.00%	75.00%	75.00%	75.00%			85.00%		85.00%				85.00%
Fee paid for amemdment									125,000								5,000										5,000		15,000,000																					10,000,000					25,000,000		375,000
Increased amount of authorized advances or payments	1,800,000	1,400,000	1,500,000										250,000	750,000	500,000	860,000							1,800,000	1,500,000	1,400,000																					750,000	500,000				860,000	750,000
Line Of Credit Facility Maximum Borrowing Capacity Before Amendment																															25,000,000
Interest rate added to base rate depending on credit availability										3.00%	3.50%	4.00%																					0.75%		1.25%		1.75%	1.00%	1.00%	2.00%	3.00%	3.50%	4.00%	0.50%	0.50%														1.00%	100.00%	10.00%	1000.00%	1.50%	150.00%	1.50%	150.00%	0.50%	50.00%
Stanby letters of credit				50,000,000																																																						25,000,000
Inventories, net			39,942,152	44,887,539		23,046,912																					2,400,000
Cash																											5,800,000
Unused line fee percentage																																																0.38%	0.38%				1.00%	1.00%
Termination fee																																																250,000	250,000				500,000	500,000
Restricted cash			5,000,000	5,000,000
Minimum excess borrowing availability																								5,000,000		5,000,000	5,000,000
Borrowing availability bench mark to comply with EDITDA requirements																								2,000,000		2,000,000	2,000,000
Line of Credit Facility, Remaining Borrowing Capacity				14,400,000
Interest rate added to base rate depending on credit availability																																0.75%		1.25%		1.75%																				9.00%	9.00%
Annual administrative fee																																																								$ 50,000	$ 50,000
Quarterly fronting fee																																																								0.75%	0.75%
Quarterly letter of credit fee																																																								10.00%	10.00%

Series D Series E Series F And Series G Preferred Units - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended									12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended					1 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended						12 Months Ended
	Jun. 23, 2011	Jun. 30, 2012	May 18, 2012	Jun. 30, 2012	Dec. 31, 2011	May 25, 2012	Feb. 09, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2012 November 17, 2012 [Member]	Dec. 31, 2011 November 17, 2012 [Member]	Jun. 30, 2012 February 21, 2014 [Member]	Dec. 31, 2011 February 21, 2014 [Member]	Jun. 23, 2011 Pegasus IV [Member]	Dec. 31, 2011 Koninklijke Philips Electronics, N.V.	Apr. 27, 2011 Koninklijke Philips Electronics, N.V.	Feb. 09, 2011 Lsgc Holdings [Member]	Jun. 23, 2011 Series E Preferred Stock [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Dec. 01, 2011 Holdings II [Member]	Dec. 01, 2011 Accredited investors [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Nov. 17, 2011 Series F Preferred Stock [Member]	Nov. 17, 2011 Series F Preferred Stock [Member] PCA Holdings [Member]	Nov. 17, 2011 Series F Preferred Stock [Member] Leon Wagner [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Nov. 30, 2011 Series G Preferred Units [Member]	Apr. 13, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 31, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 28, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 20, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Accredited investors [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Pegasus IV [Member]	Dec. 31, 2010 Series D Preferred Stock [Member] Koninklijke Philips Electronics, N.V.	Dec. 22, 2010 Series D Warrants [Member]	Dec. 31, 2010 Series D Warrants [Member]	Dec. 22, 2010 Series D Warrants [Member] Minimum [Member]	Dec. 22, 2010 Series D Warrants [Member] Maximum [Member]	Apr. 27, 2011 Series D Warrants [Member] Koninklijke Philips Electronics, N.V.	Dec. 22, 2010 Series D Warrants [Member] Koninklijke Philips Electronics, N.V.	Feb. 09, 2011 Series D Warrants [Member] Lsgc Holdings [Member]	Feb. 09, 2011 Series Warrants Lsgc Holdings [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E warrants [Member]
Class of Stock [Line Items]
Number of shares in each preferred unit															235,295					2,000	1,000	2,000	12,958	9,650		40,000	10,000	1,500	34,108	39,358	18,250		15,650	17,650	2,000	2,000	2,000	4,500	6,500	13,250		67,260,304
Issue price per Preferred Unit		$ 0.001		$ 0.001	$ 0.001	$ 1,000		$ 0.001																		$ 1,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001			$ 0.001																		$ 0.001
Gross proceeds of outstanding Series G Preferred Stock in Subsequent Issuance						$ 67,100,000																				$ 50,000,000				$ 50,000,000
Consideration from Preferred Units issued																											10,000,000	1,500,000	22,600,000	34,100,000	18,300,000	52,400,000										25,400,000
Issue price per Preferred Unit															$ 127.5														$ 1,000	$ 1,000
Common stock in One Series G Unit			83																										83
Accretion of preferred stock																														239,000												49,000,000												24,100,000
Number of shares in each preferred unit																														34,108
Annual cumulative dividend, percentage				10.00%	10.00%						15.00%	15.00%	18.00%	18.00%																																							13.45%
Annual cumulative dividend		777,000		1,800,000	238,000																																																127.5
Principal and accrued interest on convertible note issued																																											35,200,000	5,400,000
Guaranty fees payable																																											1,600,000
Number of common shares issued for outstanding preferred stock																																										44,072,123
Common stock, exercise price																																													$ 6					$ 12
Reduction in exercise price of warrants																																															$ 5.9	$ 5.92		$ 11.9
Warrants exercise price									$ 1.04	$ 1.05						$ 7.05
Increase (decrease) in fair value of warrants																																														155,500,000
Common stock shares issued		206,947,124		206,947,124	204,815,210		54,500,000	125,595,418									1,359,273	54,500,000
Agreed common stock to return by LSGC holdings for exchange																																																	5,330,482		60,758,777	942,857
Proceeds from Preferred Units issued															30,000,000										9,295,105					18,911,366			15,700,000					4,500,000			18,693,563												5,937,669
Common stock in one Series E unit	50				50
Purchase price of warrant per share																			$ 7																																		$ 7
Decrease in fair value of warrants																																																							$ 5,000,000

Allocation of Proceeds on Series F and Series G Between Fair Market Value of Common Stock and Redeemable Preferred Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Total Proceeds	$ 11,500,000
Fair Market Value of Common Stock	2,204,895
Redeemable Preferred Stock	9,295,105
Series G Preferred Units [Member]
Class of Stock [Line Items]
Total Proceeds	22,608,000
Fair Market Value of Common Stock	3,696,634
Redeemable Preferred Stock	18,911,366
Series F and Series G Redeemable preferred units [Member]
Class of Stock [Line Items]
Total Proceeds	34,108,000
Fair Market Value of Common Stock	5,901,529
Redeemable Preferred Stock	$ 28,206,471

Allocation of Proceeds on Series D and Series E Between Fair Market Value of Common Stock and Redeemable Preferred Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Total Proceeds	$ 67,663,868
Fair Market Value of Warrants	49,060,573
Preferred Stock	18,693,563
Series D Preferred Stock [Member] | Series D Units Issued on March 3, 2010 [Member]
Class of Stock [Line Items]
Total Proceeds	40,893,316
Fair Market Value of Warrants	27,644,882
Preferred Stock	13,248,434
Series D Preferred Stock [Member] | Series D Units Issued on April 18, 2010 [Member]
Class of Stock [Line Items]
Total Proceeds	26,681,922
Fair Market Value of Warrants	21,236,793
Preferred Stock	5,445,129
Series D Preferred Stock [Member] | Series D Units Issued on July 9, 2010 [Member]
Class of Stock [Line Items]
Total Proceeds	88,630
Fair Market Value of Warrants	178,898
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Total Proceeds	30,000,112
Fair Market Value of Warrants	24,062,443
Preferred Stock	$ 5,937,669

Stockholders' Equity and Recapitalization Agreement - Additional Information (Detail) (USD $)	1 Months Ended						6 Months Ended	12 Months Ended					3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended							1 Months Ended				1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended					1 Months Ended
	Mar. 14, 2012	May 31, 2011	Apr. 22, 2011	Jan. 26, 2011	Jan. 03, 2011	Sep. 30, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2011	Jan. 13, 2011	Jun. 30, 2012 Stock options [Member]	Jun. 30, 2012 Stock options [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	May 25, 2012 THD Warrant [Member]	Dec. 31, 2011 THD Warrant [Member]	Jan. 13, 2011 THD Warrant [Member]	Jun. 30, 2012 Series D Warrants [Member]	Feb. 09, 2011 Series D Warrants [Member]	Sep. 30, 2010 Series E warrants [Member]	Sep. 30, 2010 Series C warrants [Member]	Dec. 22, 2010 Series D Preferred Stock [Member]	Dec. 31, 2010 Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2010 Minimum [Member]	Jun. 30, 2012 Minimum [Member] THD Warrant [Member]	Dec. 22, 2010 Minimum [Member] Series D Preferred Stock [Member]	Sep. 30, 2010 Maximum [Member]	Jun. 30, 2012 Maximum [Member] THD Warrant [Member]	Dec. 22, 2010 Maximum [Member] Series D Preferred Stock [Member]	Jan. 13, 2011 The Home Depot [Member]	Apr. 27, 2011 Philips Exchange [Member]	Apr. 27, 2011 Philips Exchange [Member] Series D Warrants [Member]	Feb. 09, 2011 Lsgc Holdings [Member]	Sep. 30, 2010 Lsgc Holdings [Member] Recapitalization [Member]	Sep. 30, 2010 Lsgc Holdings [Member] Stock options [Member]
Class of Stock [Line Items]
Issuance of common stock					286,365
Settlement of directors' fees Tag	$ 875,000						$ 347,000	$ 945,000
Common stock option to purchase																																		5,000,000,000,000
Common stock, purchase price		$ 4										$ 2									$ 2
Shares issuable pursuant to warrant vested								1,000,000							1,024,713		1,024,713			1,000,000
Percentage of gross product order							20.00%	20.00%
Revenue reduction								2,500,000							341,000	535,000	716,000	2.5
Cash received on issuance of common stock				18,000,000
Total common stock for exchange				5,454,545
Common stock shares issued							206,947,124	204,815,210	125,595,418		54,500,000																								1,359,273	5,330,482	54,500,000
Common stock exercisable Warrants											942,857								5,000,000			1,171,044	60,758,777
Proceeds from sale of common stock			6,500,000
Proceeds from life insurance policy		7,000,000
Payment related to		6,500,000
Expense related to stock issued, per day		1,800						3,200,000	3,900,000	1,300,000			102,000	117,000
Conversion of notes to common stock		1,635,800
Coversion price		$ 4
Common stock price per share		$ 4
Repurchase of common stock																								32,612,249	3,776,078													12,500,000	3,125,000
Common stock price per share																																						$ 1.6	$ 1.6
Aggregate purchase price						25,000,000																																20,000,000	5,000,000
Total common stock issued						15,625,000
Warrant exercise price																								$ 0.85				$ 1.6	$ 1.95		$ 6	$ 2
Cashless exercise of warrants						1,937,420
Preferred stock dividend paid																														0.64			0.66
Preferred stock dividend, shares																										44,072,123
Number of excercisable sheres of common stock																			5,123,715			1,240,798						842,742			3,160,281
Redeemed prefered stock									186,528
Percentage of convertible preferred stock									6.00%
Redeemed prefered stock,amount									597,000
Preferred stock not presented for redemption									10,374
Expense related to issue of stocks							$ 4,549,671	$ 3,927,350	$ 4,267,944																		$ 33,000
Warrants vested up on issuance of shares																				1,000,000

Offerings (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Geveran Investments Ltd. [Member]
Class of Stock [Line Items]
Effective Date of Purchase	May 11, 2011
Shares Purchased	6,250,000
Net proceeds from offerings	$ 23.8
Al Bawardi Enterprises [Member]
Class of Stock [Line Items]
Effective Date of Purchase	May 16, 2011
Shares Purchased	324,982
Net proceeds from offerings	1.2
Lsgc Holdings [Member]
Class of Stock [Line Items]
Effective Date of Purchase	May 26, 2011
Shares Purchased	3,750,000
Net proceeds from offerings	$ 14.4

Schedule of Warrants for the Purchase of Common Stock (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2010 Minimum [Member]	Sep. 30, 2010 Maximum [Member]	Jun. 30, 2012 Investors in March 2007 Private Placement [Member] Private Placement A Warrants [Member]	Dec. 31, 2011 Investors in March 2007 Private Placement [Member] Private Placement A Warrants [Member]	Dec. 31, 2011 Investors in March 2007 Private Placement [Member] Minimum [Member] Private Placement A Warrants [Member]	Jun. 30, 2012 Investors in rights offering [Member] Series D Warrants [Member]	Dec. 31, 2011 Investors in rights offering [Member] Series D Warrants [Member]	Jun. 30, 2012 Investors in rights offering [Member] Minimum [Member] Series D Warrants [Member]	Dec. 31, 2011 Investors in rights offering [Member] Minimum [Member] Series D Warrants [Member]	Jun. 30, 2012 Investors in rights offering [Member] Maximum [Member] Series D Warrants [Member]	Dec. 31, 2011 Investors in rights offering [Member] Maximum [Member] Series D Warrants [Member]	Jun. 30, 2012 The Home Depot [Member] Purchasing agreement [Member]	Dec. 31, 2011 The Home Depot [Member] Purchasing agreement [Member]	Dec. 31, 2011 The Home Depot [Member] Minimum [Member] Purchasing agreement [Member]	Jun. 30, 2012 RW LSG Holdings, LLC [Member]	Dec. 31, 2011 Line Of Credit Guarantors Financial guarantees	Dec. 31, 2011 Line Of Credit Guarantors Minimum [Member] Financial guarantees
Class of Warrant or Right [Line Items]
Number of Common Shares	$ 26,183,273	$ 9,164,826			$ 1,726,249	$ 2,966,157		$ 1,240,798	$ 1,171,044					$ 5,123,715	$ 5,000,000		$ 18,092,511	$ 27,625
Exercise Price			$ 1.6	$ 6	$ 1.18		$ 1.6			$ 5.57	$ 5.9	$ 5.59	$ 5.92	$ 1.95		$ 2			$ 6
Expiration Date, Beginning					2012-07-05	March 9,2012		2022-03-03	March 3,2022					2014	December 31,2014			January 22,2012
Expiration Date, ending					2012-11-05	November 5,2012		2022-04-19	April 19,2022					2018	December 31,2018		2022-05-25	March 5,2012

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended					1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 25, 2012	Jun. 30, 2012 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	May 25, 2012 2012 Support Services Agreement	May 25, 2012 Riverwood Support Services Agreement	Jun. 30, 2012 Pegasus Capital	Jun. 30, 2011 Pegasus Capital	Jun. 30, 2012 Pegasus Capital	Jun. 30, 2011 Pegasus Capital	Dec. 31, 2011 Pegasus Capital	Dec. 31, 2010 Pegasus Capital	Dec. 31, 2009 Pegasus Capital	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 Mr. Gibler's life insurance	Jun. 30, 2012 Mr. Gibler's life insurance	Dec. 31, 2011 Mr. Gibler's life insurance	Dec. 31, 2010 Mr. Gibler's life insurance	Dec. 31, 2009 Mr. Gibler's life insurance	Jun. 30, 2012 Lsgc Holdings [Member]	Jun. 30, 2012 Gyro LLC	Jun. 30, 2011 Gyro LLC	Jun. 30, 2012 Gyro LLC	Jun. 30, 2011 Gyro LLC	Dec. 31, 2011 Gyro LLC	Jun. 30, 2012 Tm Protection Resources	Jun. 30, 2011 Tm Protection Resources	Jun. 30, 2012 Tm Protection Resources	Jun. 30, 2011 Tm Protection Resources	Jun. 30, 2012 MWW Group	Jun. 30, 2011 MWW Group	Jun. 30, 2012 MWW Group	Jun. 30, 2011 MWW Group	Dec. 31, 2011 MWW Group	Dec. 31, 2010 MWW Group	Dec. 31, 2009 MWW Group	Feb. 24, 2012 Leon Wagner [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Jun. 30, 2012 Leon Wagner [Member] Series G Preferred Units [Member]	Apr. 13, 2012 Leon Wagner [Member] Series G Preferred Units [Member]	Mar. 28, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	May 31, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	May 18, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	Apr. 13, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	Mar. 20, 2012 PCA Holdings [Member] Series G Preferred Units [Member]	Apr. 13, 2012 Holdings II [Member] Series G Preferred Units [Member]	Jun. 30, 2012 Holdings II [Member] Series G Preferred Units [Member]
Related Party Transaction [Line Items]
Due to related parties, current																			$ 750,000
Due to related parties													125,000	20,000	187,500		187,500		187,500
Related party transaction payment due for support services															125,000		125,000		125,000
Ownership percentage of subsidiary held in parent															86.50%		86.50%		84.10%
Related party transaction, expenses from transaction with related party															125,000	188,000	250,000	375,000	625,000	1,100,000	0									0	0	101,000	0	369,000	19,000	70,000	23,000	116,000	44,000	174,000	108,000	278,000	549,000	379,000	0
Interest Expense, Related Party	227,409	43,200	250,000	43,200	43,200	2,884,511	3,680,149															227,000	250,000	43,000	43,000	0								43,000
Related Party, Guaranty fees																											1.7
Related Party, transaction fees																												4.7
Agreed payment of fees related letter agreement																							250,000
Letter Agreement entering date																													Jan 17, 2012
Services Agreement Expires													The 2012 Support Services Agreement expires upon the earlier of (i) June 30, 2017, (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital.	The Riverwood Support Services Agreement expires upon the earlier of (i) May 25, 2022, (ii) such date that Riverwood Management and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the Preferred Offering, on an as-converted basis (together with any shares of common stock issued upon conversion thereof); (iii) such date that the Company and Riverwood may mutually agree in writing (iv) a Change of Control or (v) a QPO. During both the three and six months ended June 30, 2012, the Company recorded $20,000 of management fees pursuant to the Riverwood Support Services Agreement.
Future Payment to Riverwood Holdings								50,000
Preferred Units issued										18,250	39,358	34,108																																		2,000	2,000	1,000	6,500	4,500	2,000	17,650	2,000	15,650	2,000	2,000	14,958
Proceeds from issuance of Series G Preferred Units					$ 34,108,000				$ 18,250,000																																					$ 5,000,000					$ 6,000,000					$ 2,000,000

Equity Based Compensation Plans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 ESPP [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member] Minimum [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member] Maximum [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Restricted stock awards [Member]	Dec. 31, 2011 Vesting Period One [Member]	Dec. 31, 2011 Vesting Period Two [Member]	Dec. 31, 2011 Vesting Period Three [Member]	Dec. 31, 2011 Equity Plan [Member]	Feb. 10, 2011 Equity Plan [Member]	Aug. 31, 2009 Equity Plan [Member]
Stock Based Compensation [Line Items]
Common stock available for issuance																5,000,000
Increased common stock available for issuance																20,000,000
Increased common stock available for issuance															28,000,000
Market capitalization			$ 300,000,000
Stock option, Vested			4,531,875							135,001
Unrecognized compensation cost related to unvested stock options		7,700,000
Unrecognized compensation cost weighted average recognition period		2 years 2 months 19 days
Stock issued to management staff										841,250
Vesting period percentage											33.00%	34.00%	33.00%
Vesting period "Recognized Revenue"											50,000,000	115,000,000	150,000,000
Restricted stock award issued									1,000,000
Restricted stock awards, vesting percentage									100.00%
Compensation expense related to restricted stock awards		484,000	(14,000)	2,100,000
Fair value of the restricted stock that vested during the year		662,000	1,100,000
Unrecognized compensation cost related to restricted stocks granted under the equity plan														2,900,000
Stock option expense	$ 1,800	$ 3,200,000	$ 3,900,000	$ 1,300,000
Number of common stock issued during the period					350,000,000	13,705
Purchase price of ESPP						$ 4,130,000	$ 1.62	$ 2.32
Maximum shares can be purchased by All Employees or Any designated subsidiary per year						2,000,000
maximum percentage of annual income that employee are allowed to contribute to stock plan						30.00%
Maximum shares can be purchased per year						2,000
Price as a percentage of fair market value of common stock purchased under employee stock purchase plan						85.00%

Summary of Stock Option Activity and Changes (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Stock Based Compensation [Line Items]
Weighted Average Remaining Contractual Term, Outstanding, December 31, 2011	7 years 3 months 11 days
Weighted Average Remaining Contractual Term, Vested or expected to vest	7 years 2 months 19 days
Weighted Average Remaining Contractual Term, Exercisable, December 31, 2011	6 years 4 months 17 days
Number of shares, Outstanding, December 31, 2010	12,753,756
Number of shares, Granted	2,850,000
Number of shares, Exercised	(1,227,125)
Number of shares, Forfeited or expired	(1,308,782)
Number of shares, Outstanding, December 31, 2011	13,067,849
Number of shares, Vested or expected to vest	12,565,148
Number of shares, Exercisable, December 31, 2011	8,352,099
Weighted Average Exercise Price, Outstanding, December 31, 2010	$ 1.38
Weighted Average Exercise Price, Granted	$ 3.66
Weighted Average Exercise Price, Exercised	$ 1.02
Weighted Average Exercise Price, Forfeited or expired	$ 3.05
Weighted Average Exercise Price, Outstanding, December 31, 2011	$ 1.75
Weighted Average Exercise Price, Vested or expected to vest	$ 1.7
Weighted Average Exercise Price, Exercisable, December 31, 2011	$ 1.22
Weighted Average Remaining Contractual Term, Outstanding, December 31, 2011	7 years 3 months 11 days
Weighted Average Remaining Contractual Term, Vested or expected to vest, December 31, 2011	7 years 2 months 19 days
Weighted Average Remaining Contractual Term, Exercisable, December 31, 2011	6 years 4 months 17 days
Aggregate Intrinsic Value , Outstanding, December 31, 2011	$ 4,881,048
Aggregate Intrinsic Value, Vested or expected to vest, December 31, 2011	4,808,791
Aggregate Intrinsic Value, Exercisable, December 31, 2011	$ 4,072,204

Summary of Stock Options Outstanding and Exercisable (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 $1.00 - $1.00 [Member]	Dec. 31, 2011 $1.11 - $3.28 [Member]	Dec. 31, 2011 $3.29 - $3.99 [Member]	Dec. 31, 2011 $4.08 - $4.95	Dec. 31, 2011 $5.05 - $5.05 [Member]	Dec. 31, 2011 $7.40 - $7.40 [Member]	Dec. 31, 2011 $10.80 - $10.80 [Member]
Stock Based Compensation [Line Items]
Range of Exercise Price, Minimum			$ 1	$ 1.11	$ 3.29	$ 4.08	$ 5.05	$ 7.4	$ 10.8
Range of Exercise Price, maximum			$ 1	$ 3.28	$ 3.99	$ 4.95	$ 5.05	$ 7.4	$ 10.8
Options outstanding, Number of options	13,067,849	12,753,756	8,351,256	2,020,493	1,890,350	737,750	50,000	5,500	12,500
Options outstanding, Weighted Average Remaining Contractual Term	7 years 3 months 11 days		7 years 1 month 2 days	5 years 10 months 2 days	9 years 2 months 19 days	8 years 5 months 9 days	9 years 26 days	5 years 1 month 10 days	5 years 7 months 2 days
Options outstanding, Weighted Average Exercise Price	$ 1.75	$ 1.38	$ 1	$ 2.06	$ 3.54	$ 4.36	$ 5.05	$ 7.4	$ 10.8
Options Exercisable, Number of options	8,352,099		6,880,631	1,133,368	132,350	187,750		5,500	12,500
Options Exercisable, Weighted Average Exercise Price	$ 1.22		$ 1	$ 1.59	$ 3.38	$ 4.9	$ 0	$ 7.4	$ 10.8

Other Information Related to Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based Compensation [Line Items]
Weighted average grant date fair value per share of options	$ 3.66	$ 1	$ 0.27
Total intrinsic value of options exercised	$ 3,044,903	$ 659,148

Summary of Nonvested Shares of Restricted Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Restricted stock awards [Member]
Stock Based Compensation [Line Items]
Number of shares, Nonvested, December 31, 2010		176,668
Number of shares, Granted		1,000,000
Number of shares, Vested	(4,531,875)	(135,001)
Number of shares, Forfeited		(41,667)
Number of shares, Nonvested, December 31, 2011		1,000,000
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2010		$ 4.9
Weighted Average Grant Date Fair Value, Granted		$ 3.5
Weighted Average Grant Date Fair Value, Vested		$ 4.9
Weighted Average Grant Date Fair Value, Forfeited		$ 4.9
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2011		$ 3.5

Weighted Average Assumptions Used to Value Stock Option Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life, in years			10 years
Expected volatility			75.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeiture rate	8.78%	23.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	2.5	1	0.6
Fair market value of the underlying stock on date of grant	2.5	0.85	0.6
Risk-free interest rate	0.92%	1.33%	2.43%
Fair value per share	1.91	0.29	0.28
Expected life, in years	4 years	1 month 13 days
Expected volatility	71.10%	63.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	5.05	3.31	1
Fair market value of the underlying stock on date of grant	5.05	3.31	0.41
Risk-free interest rate	2.37%	2.61%	3.52%
Fair value per share	3.29	2.28	0.35
Expected life, in years	6 years 3 months	6 years 3 months
Expected volatility	100.05%	86.10%

Restructuring Expenses - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Severance and termination benefits	$ 1,900,000		$ 1,900,000		$ 522,000	$ 1,700,000	$ 950,000
Write down of tooling,production and test equipment	2,300,000	805,000	4,200,000	1,400,000	4,200,000	1,400,000	1,300,000
Inventory valuation allowance	12,300,000	255,000	12,358,895	264,567	20,537,341	2,691,787	4,451,542
Provision for expected losses on purchase commitments	270,000	0	264,567	0	8,500,000
Expenses offset by gain on the exit of LEDS Japan						601,000
Remaining accrual			1,400,000		543,000
United States [Member]
Restructuring Cost and Reserve [Line Items]
Reduction in full time headcount			7
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Write down of tooling,production and test equipment					76,000
Inventory valuation allowance					$ 19,200,000

Summary of the Restructuring and Other Costs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	$ 3,412,060
2009	598,037	1,702,834	1,111,189
Cumulative amount incurred	3,412,060
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	2,185,694
2009	521,632	961,437	702,625
Cumulative amount incurred	2,185,694
Excess Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	764,718
2009		356,154	408,564
Cumulative amount incurred	764,718
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	461,648
2009	76,405	385,243
Cumulative amount incurred	$ 461,648

Accrued Liability Associated with the Restructuring Charges (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010	$ 1,386,348	$ 1,386,348	$ 543,007
Accrued liability as of December 31, 2009		543,007
Charges	(1,851,252)	(1,851,252)	(598,037)	(1,101,992)	(1,111,189)
Payments		1,007,911
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010			543,007	631,084
Accrued liability as of December 31, 2009					1,011,163
Charges				521,632	1,317,592
Payments				(609,709)	(1,697,671)
Workforce Reduction [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010			368,168	163,777
Accrued liability as of December 31, 2009					602,598
Charges				521,632	961,438
Payments				(317,241)	(1,400,259)
Excess Facilities [Member] | Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Accrued liability as of December 31, 2010			174,839	467,307
Accrued liability as of December 31, 2009					408,565
Charges					356,154
Payments				$ (292,468)	$ (297,412)

Components of Consolidated Income Tax Provision (benefit) From Continuing Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense Benefit [Line Items]
Domestic	$ (88,529,365)	$ (280,248,240)	$ (41,270,723)
Foreign	(1,905,203)	(16,013,806)	(7,279,206)
Total	(90,434,568)	(296,262,046)	(48,549,929)
Federal			1,191,588
State
Foreign		(1,123,107)	(1,604,590)
Deferred income tax benefit		(1,123,107)	(413,002)
Income tax benefit		$ (1,123,107)	$ (413,002)

Schedule of Reconciliation of the Provision for Income Taxes From Continuing Operations at US Federal Tax Rate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Rate Reconciliation [Line Items]
Loss before taxes	$ (90,434,568)	$ (296,262,046)	$ (48,549,929)
Income tax benefit applying United States federal statutory rate of 34%	(30,747,753)	(100,729,096)	(16,506,976)
State taxes, net of federal benefit	(2,101,978)	(1,862,197)
Permanent differences
Accretion of preferred stock	81,399	24,846,275
Preferred stock dividends	80,860	1,201,830
Derivative fair value adjustment		51,189,560
Qualified stock option expense		754,640
Goodwill impairment	978,797
Life insurance proceeds	(2,380,000)
Other	110,030		61,791
Increase in valuation allowance	31,771,303	27,396,343	15,992,522
Rate difference between United States federal statutory rate and Netherlands statutory rate		2,241,933	577,652
Other	(392,525)	(2,430,781)	(537,991)
Income tax expense (benefit)		(1,123,107)	(413,002)
United States [Member]
Permanent differences
Change in effective tax rate - foreign	2,333,139	(4,138,374)
Foreign [Member]
Permanent differences
Change in effective tax rate - foreign	$ 266,728	$ 406,760

Schedule of Reconciliation of the Provision for Income Taxes From Continuing Operations at US Federal Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Rate Reconciliation [Line Items]
Reconciliation of the provision for income taxes from continuing operations at the US Federal statutory tax rate	34.00%	34.00%	34.00%

Significant Components of the Companies Deferred Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carryforwards	$ 84,966,611	$ 62,204,274
Net operating loss carryforwards recorded by foreign subsidiary	2,945,626	2,565,528
Charitable contribution carryforward	31,714	10,348
Stock based compensation	2,190,217	1,517,591
Inventories	6,538,048	1,048,025
Reserve for losses on non-cancelable purchase commitments	1,727,951
Accounts receivable	501,188	170,472
Impairment on intangible assets	450,867
Warranty liability	191,194	204,942
Accrued vacation	247,767	175,629
Accrued Florida use tax	45,633
Total deferred income tax assets	99,836,816	67,896,809
Less: valuation allowance	(99,668,104)	(67,896,809)
Net deferred tax assets	168,712
Stock losses	(168,712)
Total deferred income tax liabilities	(168,712)
Net deferred tax liabilities

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Necessary reduction in deferred tax assets as valuation allowance	$ (99,668,104)	$ (67,896,809)
Change in the valuation allowance for the current year	31,800,000
Percent of tax benefits recognized upon the ultimate settlement	50.00%
2012 through 2030 [Member]
Accumulated operating loss carryforwards	$ 75,000,000

Schedule of Net Operating Loss Carryforwards Available to Future Income Taxes Subjected to Expiration Periods (Detail) (USD $)	Dec. 31, 2011
United States [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	$ 229,117,915
United States [Member] | 2012 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	4,586,864
United States [Member] | 2018 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	13,760,592
United States [Member] | 2019 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,293,432
United States [Member] | 2020 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	1,473,066
United States [Member] | 2021 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,769,043
United States [Member] | 2022 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	1,840,300
United States [Member] | 2023 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,031,270
United States [Member] | 2024 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	3,353,481
United States [Member] | 2025 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,293,432
United States [Member] | 2026 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,293,432
United States [Member] | 2027 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	9,937,230
United States [Member] | 2028 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	29,631,134
United States [Member] | 2029 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	33,916,312
United States [Member] | 2030 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	50,887,617
United States [Member] | 2031 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	68,050,710
Netherlands [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	14,728,132
Netherlands [Member] | 2016 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	3,869,995
Netherlands [Member] | 2017 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	4,265,206
Netherlands [Member] | 2018 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	4,692,440
Netherlands [Member] | 2019 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	$ 1,900,491

Geographic Information - Additional Information (Detail)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Percentage of excess revnue earned by the company in US and Netherlands	10.00%	10.00%	10.00%

Schedule of Total Revenues by Geographic Regions (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Geographical Information [Line Items]
Net revenues	$ 30,073,451	$ 36,971,275	$ 27,350,283	$ 23,441,614	$ 21,218,416	$ 22,838,008	$ 15,137,902	$ 9,759,159	$ 5,433,944	$ 69,012,432	$ 44,660,030	$ 108,981,588	$ 53,169,013	$ 31,376,816
United States [Member]
Schedule Of Geographical Information [Line Items]
Net revenues												101,189,399	42,223,225	18,270,531
Netherlands [Member]
Schedule Of Geographical Information [Line Items]
Net revenues												6,218,034	8,843,899	10,428,418
Other Country [Member]
Schedule Of Geographical Information [Line Items]
Net revenues												$ 1,574,155	$ 2,101,889	$ 2,677,867

Schedule of Total Assets by Geographic Regions (Detail) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Information [Line Items]
Total assets	$ 119,067,289	$ 114,650,508	$ 72,493,363
United States [Member]
Schedule Of Geographical Information [Line Items]
Total assets		104,919,955	64,860,527
Mexico [Member]
Schedule Of Geographical Information [Line Items]
Total assets		4,912,973	2,054,782
Netherlands [Member]
Schedule Of Geographical Information [Line Items]
Total assets		2,648,464	4,675,136
Other Country [Member]
Schedule Of Geographical Information [Line Items]
Total assets		$ 2,169,116	$ 902,918

Concentrations of Credit Risk - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Concentration risk percentage of revenue represented by major customers	74.00%	67.00%	74.00%	71.00%	73.00%	56.00%	10.00%
Concentration Risk, Percentage					69.00%	47.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			64.00%		69.00%

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Loss Contingencies [Line Items]
Purchase Commitments	$ 45.2
Rent expense	2.6	1.4	1.5
Monetary damages	1.2
Estimate possible range of loss Minimum	0
Estimate possible range of loss Maximum	1.2
Investment in the Company, as well as recovery of costs and attorneys' fees				$ 25

Commitments under Operating leases for property and Equipment (Detail) (USD $)	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 2,006,155
2013	650,755
2014	466,558
2015	98,152
2016	38,174
Thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 3,259,794

Defined Contribution Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company match of employee contribution	50.00%
Company's first time match of employee contribution	6.00%
Company contribution to 401(k) plan	$ 194,000	$ 0	$ 0

Consolidated Quarterly Results of Operations (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 30,073,451	$ 36,971,275	$ 27,350,283	$ 23,441,614	$ 21,218,416	$ 22,838,008	$ 15,137,902	$ 9,759,159	$ 5,433,944	$ 69,012,432	$ 44,660,030	$ 108,981,588	$ 53,169,013	$ 31,376,816
Gross margin	(20,266,274)	5,063,895	(25,126,342)	1,375,859	(1,518,969)	(4,541,911)	(1,658,756)	(774,671)	1,122,500	(16,345,282)	(143,110)	(20,205,557)	(5,852,838)	2,495,867
Net loss	$ (50,429,654)	$ (17,807,671)	$ (49,084,542)	$ (7,180,563)	$ (16,361,792)	$ (112,764,106)	$ (56,698,794)	$ (112,082,211)	$ (13,593,828)	$ (68,953,771)	$ (23,542,357)	$ (90,434,568)	$ (295,138,939)	$ (48,136,927)
Basic and diluted net loss per weighted average common share		$ (0.09)	$ (0.25)	$ (0.04)	$ (0.1)	$ (1.32)	$ (1.85)	$ (3.7)	$ (0.47)		$ (0.13)	$ (0.48)	$ (6.69)	$ (1.69)

Valuation and Qualifying Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of Beginning of Period	$ 851,191	$ 620,664	$ 995,462
Currency Translation Adjustments	(9,133)	(28,275)	(6,765)
Additions Charged to Costs and Expenses	2,001,614	604,761	747,828
Deductions from Allowances	(1,330,061)	(345,959)	(1,115,861)
Balance as of End of Period	1,513,611	851,191	620,664
Inventory Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance as of Beginning of Period	4,338,665	7,842,604	4,864,532
Currency Translation Adjustments	(32,485)	(230,112)	38,349
Additions Charged to Costs and Expenses	20,537,341	2,691,787	4,451,542
Additions Charged (Credited) to Other Accounts	2,743,170
Deductions from Allowances	(7,844,811)	(5,965,614)	(1,511,819)
Balance as of End of Period	19,741,880	4,338,665	7,842,604
Provisions For Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions Charged to Costs and Expenses	8,549,202
Additions Charged (Credited) to Other Accounts	(2,743,170)
Balance as of End of Period	$ 5,806,032

Subsequent Events - Additional Information (Detail) (USD $)	Jan. 17, 2012	Jan. 17, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member] Continental Company [Member]	Jan. 17, 2012 Pegasus IV [Member] Subsequent Event [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Subsequent Event [Member]	Apr. 13, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 31, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 28, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 20, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Holdings II [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Holdings II [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Apr. 13, 2012 Common Stock Units [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred Units issued			5,000		2,000	1,000	2,000	39,358	18,250	34,108	12,250	15,650	17,650	2,000	2,000	2,000	2,000	14,958	4,500	6,500
Proceeds from Preferred Units issued			$ 5,000,000					$ 18,911,366			$ 12,300,000	$ 15,700,000					$ 13,000,000		$ 4,500,000
Number of shares in each preferred unit								34,108			1										83
Maximum working capital facility in total credit	75,000,000	75,000,000
Working capital facility exceed certain percentage on earning before interest, taxes, depreciation and amortization	300.00%	300.00%
Original principal amount of outstanding preferred equity securities issue	80,000,000	80,000,000
Transaction fees reimbursement				$ 250,000

Detail of Certain Balance Sheet Accounts - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory valuation allowance	$ 12,300,000	$ 255,000	$ 12,358,895	$ 264,567	$ 20,537,341	$ 2,691,787	$ 4,451,542
Provision for losses on purchase	270,000	0	264,567	0	8,500,000
Net of inventory allowances	29,000,000		29,000,000		19,700,000	4,300,000
Depreciation related to property and equipment	$ 2,300,000	$ 805,000	$ 4,200,000	$ 1,400,000	$ 4,200,000	$ 1,400,000	$ 1,300,000

Goodwill and Intangibles - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization expense of intangible assets	$ 66,000	$ 205,000	$ 137,000	$ 410,000	$ 713,000	$ 1,500,000	$ 4,000,000

Lines of Credit - Additional Information (Detail)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended							1 Months Ended						6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended		6 Months Ended		6 Months Ended										1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended
	Oct. 01, 2012 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Aug. 08, 2011 USD ($)	Dec. 31, 2011 LIBOR [Member] Interest Rate Option One [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 LIBOR [Member] Interest Rate Option Three [Member]	May 06, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)	May 06, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Jun. 30, 2012 Maximum [Member] USD ($)	Jun. 30, 2012 Pledged as collateral [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] USD ($)	Jun. 30, 2012 IFN Finance [Member] EUR (€)	Dec. 31, 2011 IFN Finance [Member] USD ($)	Dec. 31, 2011 IFN Finance [Member] EUR (€)	Dec. 31, 2010 IFN Finance [Member] USD ($)	Oct. 01, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Mar. 31, 2012 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] USD ($)	Dec. 31, 2010 Wells Fargo ABL [Member]	Apr. 22, 2012 Wells Fargo ABL [Member] USD ($)	Nov. 22, 2011 Wells Fargo ABL [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] Federal Fund Rate [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member]	Dec. 31, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Aug. 08, 2011 Wells Fargo ABL [Member] LIBOR [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Wells Fargo ABL [Member] LIBOR [Member] Interest Rate Option Three [Member]	Feb. 24, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Minimum [Member] USD ($)	Feb. 24, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Aug. 08, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Apr. 22, 2012 Wells Fargo ABL [Member] Maximum [Member] USD ($)	Jun. 30, 2012 ABN AMRO Bank [Member]	Dec. 31, 2011 ABN AMRO Bank [Member] USD ($)	Dec. 31, 2010 ABN AMRO Bank [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] USD ($)	Dec. 31, 2011 Ares Capital [Member] USD ($)	Sep. 21, 2011 Ares Capital [Member] USD ($)	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option One [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option One [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Two [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Two [Member]	Jun. 30, 2012 Ares Capital [Member] Interest Rate Option Three [Member]	Dec. 31, 2011 Ares Capital [Member] Interest Rate Option Three [Member]	Jun. 30, 2012 Ares Capital [Member] Federal Fund Rate [Member]	Dec. 31, 2011 Ares Capital [Member] Federal Fund Rate [Member]	Jun. 30, 2012 Ares Capital [Member] LIBOR [Member]	Dec. 31, 2011 Ares Capital [Member] LIBOR [Member]
Line of Credit Facility [Line Items]
Credit facility maturity date				Feb 29, 2012	Feb 29, 2012																				Nov 22, 2013	Nov 22, 2013																													Feb 29, 2012
Maximum borrowing capacity under credit facility				$ 14,400,000	€ 75,000												$ 1,900,000	€ 1,500,000	$ 1.9	€ 1.5			$ 50,000,000		$ 50,000,000				$ 15,000,000	$ 50,000,000																			$ 15,000,000					$ 25,000,000
Line of credit facility, maximum borrowing percentage of accounts receivable																	75.00%	75.00%	75.00%	75.00%			85.00%		85.00%				85.00%
Accounts receivable, net			16,415,297	29,008,313		15,722,762												469,000	682,000							18,800,000
Interest rate on the facility per annum on this facility				6.35%	6.35%	7.50%											6.70%	6.70%	6.70%	6.70%	7.15%				4.46%	4.10%	3.90%
Amount outstanding under credit facility			28,175,466	34,227,288		6,075,679											279,128		372,422		1,157,406		27,896,338		27,896,338	33,820,134																														34,732	226,421
Cash																5,000,000										5,800,000
Percentage added to base rate								3.00%	3.50%	4.00%																						0.75%		1.25%		1.75%	0.50%	0.50%	1.00%	1.00%	2.00%	3.00%	3.50%	4.00%																	1.00%	100.00%	10.00%	1000.00%	1.50%	150.00%	0.50%	50.00%	1.50%	150.00%
Interest rate added to base rate depending on credit availability																															0.75%		1.25%		1.75%																							9.00%	9.00%
Unused line fee percentage																																															0.38%	0.38%				1.00%	1.00%
Termination fee																																															250,000	250,000				500,000	500,000
Minimum excess borrowing availability																							5,000,000		5,000,000	5,000,000
Restricted cash			5,000,000	5,000,000
Borrowing availability bench mark to comply with EDITDA requirements																							2,000,000		2,000,000	2,000,000
Increased amount of authorized advances or payments - Minimum	1,800,000	1,400,000	1,500,000								250,000	750,000	500,000	860,000								1,800,000	1,500,000	1,400,000																					750,000	500,000				860,000	750,000
Fee paid for amendment							125,000								5,000											5,000		15,000,000																					10,000,000					25,000,000					375,000
Standby letter of credit				50,000,000																																																								25,000,000
Annual administrative fee																																																										$ 50,000	$ 50,000
Quarterly fronting fee																																																										0.75%	0.75%
Quarterly letter of credit fee																																																										10.00%	10.00%

Fair Value Measurements - Additional Information (Detail) (USD $)	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Riverwood Warrant	$ 16,102,335
Financial assets	0
Financial liabilities	$ 0

Series H and Series I Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended							0 Months Ended	6 Months Ended		6 Months Ended																	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	May 25, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2012 Wanger [Member]	May 25, 2012 Continental Company [Member]	May 25, 2012 Remaining holders [Member]	May 25, 2012 Settlement of Repurchase Obligation [Member]	Jun. 30, 2012 Settlement of Repurchase Obligation [Member]	May 25, 2012 Settlement of Repurchase Obligation [Member]	Jun. 30, 2012 Riverwood Warrant [Member]	May 25, 2012 Riverwood Warrant [Member]	May 25, 2012 One year anniversary [Member]	May 25, 2012 Two year anniversary [Member]	May 25, 2012 Three year anniversary [Member]	Jun. 30, 2012 Series H Preferred Stock [Member]	May 25, 2012 Series H Preferred Stock [Member]	Dec. 31, 2011 Series H Preferred Stock [Member]	May 25, 2012 Series H Preferred Stock [Member] Remaining holders [Member]	May 25, 2012 Series H Preferred Stock [Member] Rollover Offering [Member]	Jun. 30, 2012 Series I Redeemable Convertible [Member]	May 25, 2012 Series I Redeemable Convertible [Member]	Dec. 31, 2011 Series I Redeemable Convertible [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Wanger [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Continental Company [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Remaining holders [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Rollover Offering [Member]	Jun. 30, 2012 PCA Holdings [Member]	May 25, 2012 PCA Holdings [Member]	Jun. 30, 2012 Holdings II [Member]	May 25, 2012 Holdings II [Member]
Class of Stock [Line Items]
Issuance of preferred Stock				0	0												65,051	60,705	0		4,346	62,359	6,364	0				50,001
Shares purchased, per share value	$ 0.001	$ 0.001	$ 1,000	$ 0.001	$ 0.001												$ 0.001		$ 0.001			$ 0.001		$ 0.001
Gross proceeds			$ 67,100,000
Conversion price per share			$ 1.18
Fair market value of common stock			$ 1.5
Deemed dividend																		17,700,000					16,900,000
Additional paid-in capital	394,701,875	394,701,875	34,600,000	549,603,740	471,255,918
Proceeds from selling stockholders in the offering minimum			100,000,000
Market Capitalization of Business			500,000,000
Number of times the Liquidation Amount multiplied														1.5	1.75	2
Redemption value of Preferred Stock																		66,200,000					47,700,000
Redemption value of preferred stock in additional paid-in capital			113,900,000
Rollover Offering Conversion Right, shares converted																													17,650		14,958
Converted preferred shares series																														18,314		15,575
Elected Convertible Stock of Series G						6,500	5,000	8,627
Converted Preferred Stock																				4,346					6,649	5,176	4,281
Preferred equity issued											80,000,000
Redeemable preferred stock											15,000,000
Surrendering Common Stock											3,750,000
Indemnification payment to Continental											16,200,000
Cash paid for indemnification payment										10,200,000
Additional cash paid for indemnification payment										6,000,000
Shares issued under indemnification payment										6,000
Number of common shares	204,442,124	204,442,124		204,815,210	125,595,418						2,505,000
Fair value of common stock surrendered									$ 3,800,000
Warrant was issued to Riverwood Management													May 25, 2012
Right to purchase common stock												18,092,511
Exercise Percent of Warrants													5.00%
Equity value of Company exceeds													500,000,000
Expiration Date												May 25, 2022
Change in fair value of Warrant	$ 362,000	$ 362,000

Series G Preferred Units and Repurchase Obligation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended													1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended														12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 25, 2012	Jan. 17, 2012	May 31, 2011	May 26, 2011	Feb. 09, 2011	Jan. 13, 2011	Dec. 01, 2011 Accredited investors [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Jan. 17, 2012 Continental Company [Member]	May 31, 2011 Continental Company [Member]	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 Pegasus IV [Member]	Jun. 30, 2012 November 17, 2012 [Member]	Dec. 31, 2011 November 17, 2012 [Member]	Jun. 30, 2012 February 21, 2014 [Member]	Dec. 31, 2011 February 21, 2014 [Member]	Jun. 30, 2012 Series G Preferred Units [Member]	Jun. 30, 2012 Series G Preferred Units [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	Nov. 30, 2011 Series G Preferred Units [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Accredited investors [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Holdings II [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Holdings II [Member]	May 31, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Apr. 13, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 28, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 20, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Dec. 31, 2011 Series F and Series G Redeemable preferred units [Member]
Class of Stock [Line Items]
Preferred Units issued														9,650	2,000	1,000	2,000											39,358	18,250	34,108		13,250	14,958	2,000	17,650	2,000	15,650	2,000	2,000	6,500	4,500
Issue price per Series G Preferred Unit																												$ 1,000		$ 1,000
Consideration from Preferred Units issued																												$ 34,100,000	$ 18,300,000	$ 22,600,000	$ 52,400,000
Accretion of preferred stock	6,847,782		7,523,459		239,408	73,077,280	126,017																			6,800,000	7,500,000
Proceeds from sale of preferred stock																												22,608,000														34,108,000
Gross proceeds of outstanding Series G Preferred Stock in Subsequent Issuance																											50,000,000
Initial annual cumulative dividend			10.00%		10.00%																	15.00%	15.00%	18.00%	18.00%
Dividend accrued and expensed	777,000		1,800,000		238,000
Common stock share purchased										3,750,000
Common stock, purchase price										$ 4			$ 2
Issued senior preferred membership interests										15,000,000
Net proceeds after agent commission											14,400,000
Common stock shares issued	206,947,124		206,947,124		204,815,210	125,595,418						54,500,000							562,500
Issue proceeds																			15,000,000
Purchase of Series G Preferred Units																		5,000
Purchase price of Series G preferred units																		5,000,000
Additional distribution of shares of common stock																		682,500
Maximum working capital facility in total credit									75,000,000
Working capital facility exceed certain percentage on earning before interest, taxes, depreciation and amortization									300.00%
Original principal amount of outstanding preferred equity securities issue									80,000,000
Related party interest expense	227,409	43,200	250,000	43,200	43,200	2,884,511	3,680,149													227,000	250,000
Fair value of the Repurchase Obligation								12,500,000
Deemed dividend offset to additional paid in capital	$ 1,200,000		$ 388,000

Stockholders Equity - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended						3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended					6 Months Ended			6 Months Ended								1 Months Ended			1 Months Ended		6 Months Ended
	Mar. 14, 2012	May 31, 2011	Jun. 30, 2012 Year	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 09, 2011	Jan. 13, 2011	Jul. 31, 2010	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2012 Stock options [Member]	Jun. 30, 2012 Stock options [Member]	Sep. 30, 2010 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Sep. 30, 2010 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	Jun. 30, 2012 THD Warrant [Member]	Jun. 30, 2011 THD Warrant [Member]	May 25, 2012 THD Warrant [Member]	Dec. 31, 2011 THD Warrant [Member]	Jan. 13, 2011 THD Warrant [Member]	Jun. 30, 2012 THD Warrant [Member] Minimum [Member]	Jun. 30, 2012 THD Warrant [Member] Maximum [Member]	Jun. 30, 2012 2007 Private Placement warrants [Member]	Jun. 30, 2012 2007 Private Placement warrants [Member] Minimum [Member]	Jun. 30, 2012 2007 Private Placement warrants [Member] Maximum [Member]	Jun. 30, 2012 Series H Preferred Warrants [Member] Minimum [Member]	Jun. 30, 2012 Series H Preferred Warrants [Member] Maximum [Member]	Jun. 30, 2012 Series I Preferred Warrants [Member] Minimum [Member]	Jun. 30, 2012 Series I Preferred Warrants [Member] Maximum [Member]	Jun. 30, 2012 Series D Warrants [Member]	Feb. 09, 2011 Series D Warrants [Member]	Mar. 14, 2012 Non-employee directors [Member]	Mar. 28, 2012 Non-employee directors [Member]	Mar. 13, 2012 Non-employee directors [Member]	Mar. 14, 2012 Audit Committee and Committee of Independent Directors [Member]	Mar. 13, 2012 Audit Committee and Committee of Independent Directors [Member]	Jun. 30, 2012 Resignation of the board members [Member]	Jun. 30, 2012 Termination of James Haworth [Member]
Class of Stock [Line Items]
Settlement of directors fees	$ 875,000		$ 347,000	$ 945,000
Payable to each director																																				100,000
Stock options to issue to purchase shares																																				100,000			25,000
Common stock, purchase price		$ 4						$ 2																$ 2														$ 1.19		$ 1.19
Stock option expiration date	Mar 13, 2022																																			Mar 13, 2012
Restricted shares of common stock to issue directors																																						100,000		25,000
Stock options and restricted shares of common stock vesting period	On the first day of each calendar quarter, commencing January 1, 2012
Restricted common stock issued																																					630,254
Common stock option to purchase																																					125,000
Unvested restricted shares																																									220,594	736,111
Common stock shares issued			206,947,124	204,815,210	125,595,418		54,500,000			218,096	218,096
Expenses related to stock options issued		1,800		3,200,000	3,900,000	1,300,000				257,000	504,000	102,000	117,000
Stock options to purchase													15,068
Common stock vested shares																				1,000,000
Unvested restricted shares																																									220,594	736,111
Common stock, shares outstanding			204,442,124	204,815,210	125,595,418																			5,000,000,000,000
Common stock, purchase price		$ 4						$ 2																$ 2														$ 1.19		$ 1.19
Base date to exercise price of warrant			Jul 23, 2010
Strategic Purchasing Agreement date with The Home Depot to supply LED retrofit lamps and fixtures			Jul 23, 2010
Vesting date of warrants															2011-12-31		2015-12-31
Percentage of gross product order			20.00%	20.00%
Long-term purchase commitment additional extension time period, years			1
Long-term purchase commitment, time period, years			3
Base price to exercise THD Warrant									$ 2
Shares issuable pursuant to warrant vested				1,000,000														1,024,713		1,024,713			1,000,000
Warrant may vest if the product purchases for the year reach the required levels																				2012
Common stock exercisable Warrants							942,857															5,000,000					1,273,112							1,171,044	60,758,777
Number of exercisable shares of common stock														842,742		3,160,281						5,123,715					1,726,249							1,240,798
Per share of common stock														$ 1.6		$ 6									$ 1.95	$ 2		$ 1.18	$ 1.6	$ 5.9	$ 5.92	$ 5.57	$ 5.59
Revenue reduction				$ 2,500,000														$ 341,000	$ 535,000	$ 716,000	$ 2.5

Earnings (Loss) Per Share - Additional Information (Detail)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Method used to compute net loss per share of non controlling shareholders and controlling shareholders common stock		two-class method
Common stock equivalents outstanding	45,100,000		11,100,000	24,000,000	11,500,000	9,200,000	4,900,000	40,000

Computation of Basic and Diluted Net Loss Per Share of Common Stock (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss from operations				$ (7,180,563)							$ (23,542,357)
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(777,000)									(1,800,000)		(238,000)
Undistributed net loss				(7,180,563)							(23,542,357)
Basic and diluted weighted average number of common shares outstanding				193,222,011							178,194,716
Basic and diluted net loss per common share		$ (0.09)	$ (0.25)	$ (0.04)	$ (0.1)	$ (1.32)	$ (1.85)	$ (3.7)	$ (0.47)		$ (0.13)	$ (0.48)	$ (6.69)	$ (1.69)
Parent [Member]
Net loss from operations	(42,268,855)									(57,923,799)
Deemed dividends on common stock attributable to controlling shareholders	(1,211,825)									12,488,175
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)
Undistributed net loss	(167,687,809)									(169,642,753)
Basic and diluted weighted average number of common shares outstanding	171,864,462									172,079,397
Basic and diluted net loss per common share	$ (0.98)									$ (0.99)
Parent [Member] | Series H And I Preferred Stock [Member]
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders										(124,207,129)
Noncontrolling Shareholders [Member]
Net loss from operations	(8,160,799)									(11,029,972)
Deemed dividends on common stock attributable to controlling shareholders	1,211,825									(12,488,175)
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(24,298,337)
Undistributed net loss	(31,247,311)									(47,816,484)
Basic and diluted weighted average number of common shares outstanding	33,181,675									32,767,721
Basic and diluted net loss per common share	$ (0.94)									$ (1.46)
Noncontrolling Shareholders [Member] | Series H And I Preferred Stock [Member]
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders										$ (24,298,337)

Accrued Liability Associated With Restructuring Charges (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Reserve Disclosures [Abstract]
Accrued liability as of December 31, 2009		$ 543,007
Charges	1,851,252	1,851,252	598,037	1,101,992	1,111,189
Payments		(1,007,911)
Accrued liability as of December 31, 2010	1,386,348	1,386,348	543,007
Severance Benefits [Member]
Restructuring Reserve Disclosures [Abstract]
Accrued liability as of December 31, 2009		368,168
Charges		1,851,252
Payments		(859,645)
Accrued liability as of December 31, 2010	1,359,775	1,359,775
Excess Facilities [Member]
Restructuring Reserve Disclosures [Abstract]
Accrued liability as of December 31, 2009		174,839
Payments		(148,266)
Accrued liability as of December 31, 2010	$ 26,573	$ 26,573